                           Registration No. 33-83798

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933

                        Post-Effective Amendment No. 4
                                    and/or
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940

                       Post-Effective Amendment No. /4/

           Massachusetts Mutual Variable Annuity Separate Account 3
           --------------------------------------------------------
                          (Exact Name of Registrant)

                  Massachusetts Mutual Life Insurance Company
                  -------------------------------------------
                              (Name of Depositor)

              1295 State Street, Springfield, Massachusetts 01111
              ---------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

                                (413) 788-8411

                               Thomas F. English
                 ---------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box)

     immediately upon filing pursuant to paragraph (b) of Rule 485.
---

 X   on May 1, 1998 pursuant to paragraph (b) of Rule 485.
---
     60 days after filing pursuant to paragraph (a) of Rule 485.
---
     on (date) pursuant to paragraph (a) of Rule 485.
---

                       STATEMENT PURSUANT TO RULE 24f-2

The Registrant has registered an indefinite number or amount of its variable annuity contracts under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended December 31, 1997 was filed on or about March 20, 1998.

                           CROSS REFERENCE TO ITEMS
                             REQUIRED BY FORM N-4

N-4 Item                         Caption in Prospectus
--------                         ---------------------

1..............................  Cover Page

2..............................  Glossary

3..............................  Table of Fees & Expenses

4..............................  Not Applicable

5..............................  MassMutual, Oppenheimer,
                                 the Separate Account and the Trusts

6..............................  Contract Charges and Deductions
                                 Distribution

7..............................  Miscellaneous Provisions;
                                 An Explanation of the
                                 Contracts; Reservation of
                                 Rights; Contract Owner's
                                 Voting Rights

8..............................  The Annuity (Pay-Out)
                                 Period

9..............................  The Death Benefit

10.............................  The Accumulation (Pay-In)
                                 Period; Distribution

11.............................  Right to Return Contract;
                                 Redemption Privilege

12.............................  Federal Tax Status

13.............................  None

14.............................  Additional Information

                                 Caption in Statement of
                                 -----------------------
                                 Additional Information
                                 ----------------------

15.............................  Cover Page

16.............................  Table of Contents

17.............................  General Information

18.............................  Service Arrangements and Distribution

19.............................  Performance Measures

20.............................  Contract Value Calculations

21.............................  Report of Independent
                                 Accountants and
                                 Financial Statements

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS

                                  PROSPECTUS
                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
             OPPENHEIMERFUNDS LIFETRUST VARIABLE ANNUITY CONTRACT
           MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 3
                                  May 1, 1998

This prospectus (the "Prospectus") describes a flexible purchase payment individual variable annuity contract (the "Contract") issued by Massachusetts Mutual Life Insurance Company ("MassMutual"). The Contract provides for the accumulation of contract values prior to maturity and for the distribution of annuity benefits thereafter.

Purchase payments may be allocated among the fourteen Divisions (subject to state availability) of Massachusetts Mutual Variable Annuity Separate Account 3 (the "Separate Account"), and, in the majority of states, a Fixed Account with a Market Value Adjustment feature (the "Fixed Account" or the "Market Value Adjustment Account"). Purchase payments allocated to a Division of the Separate Account will be invested in a corresponding fund (a "Fund") of either MML Series Investment Fund (the "MML Trust") or Oppenheimer Variable Account Funds (the "Oppenheimer Trust" - collectively MML Trust and Oppenheimer Trust are referred to as the "Trusts"). The MML Trust is a no-load, open-end management investment company and the Oppenheimer Trust is a diversified open-end investment company. The Prospectus for MML Trust, which is attached to this Prospectus, describes the investment objectives and risks of investing in the four available MML
Funds: MML Equity Fund; MML Money Market Fund; MML Managed Bond Fund; and MML Blend Fund. Similarly, the Prospectus for the Oppenheimer Trust describes the investment objectives and risks of investing in the ten available Oppenheimer
Funds: Oppenheimer Money Fund; Oppenheimer High Income Fund; Oppenheimer Bond Fund; Oppenheimer Aggressive Growth Fund (Prior to May 1, 1998, this Fund was named Oppenheimer Capital Appreciation Fund); Oppenheimer Growth Fund; Oppenheimer Multiple Strategies Fund; Oppenheimer Global Securities Fund; Oppenheimer Strategic Bond Fund; Oppenheimer Growth & Income Fund and subject to state availability, Oppenheimer Small Cap Growth Fund.

Annuity benefits can be either fixed or variable amounts or a combination of both. The Contract value prior to maturity, except for amounts allocated to the Fixed Account, and the amount of any variable annuity payments thereafter will vary with the investment performance of the Funds which You have selected. MassMutual serves as depositor for the Separate Account.

This Prospectus sets forth the information that a prospective investor ought to know before investing. Certain additional information about the Contract is contained in a Statement of Additional Information dated May 1, 1998 which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available upon written or oral (call 1-800-258-4511) request and without charge from the Service Center.

The Securities and Exchange Commission (SEC) maintains a Web site
(http://www.sec.gov) that contains the Statement of Additional Information, regarding registrants that is filed with the SEC electronically.

THIS PROSPECTUS MUST BE ACCOMPANIED BY OR PRECEDED BY THE PROSPECTUSES OF BOTH THE OPPENHEIMER VARIABLE ACCOUNT FUNDS AND THE MML SERIES INVESTMENT FUND, WHICH ARE ATTACHED HERETO. ADDITIONALLY, IN STATES WHERE THE FIXED ACCOUNT IS OFFERED, THIS PROSPECTUS MUST ALSO BE ACCOMPANIED BY A PROSPECTUS FOR THE FIXED ACCOUNT.

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

All Contracts are serviced through MassMutual's Service Center. MassMutual's Home Office is located in Springfield, Massachusetts. MassMutual's Principal Administrative Office is located at 1295 State Street Springfield, Massachusetts 01111-0001.


Contents                                                                         Page
                                                                                 ----
Glossary .....................................................................      4
Summary ......................................................................      5
Table of Fees and Expenses ...................................................      7
Condensed Financial Information ..............................................      9
MassMutual, OppenheimerFunds, Inc.,
     The Separate Account and The Trusts .....................................     10
  Massachusetts Mutual Life Insurance Company ................................     10
  OppenheimerFunds, Inc. .....................................................     10
  The Separate Account .......................................................     10
  The Trusts .................................................................     10
  Investments and Objectives of the Available Funds ..........................     11
An Explanation of the Contract ...............................................     12
  General-Uses of the Contract ...............................................     12
  The Accumulation (Pay-In) Period
     How Contracts May Be Purchased ..........................................     12
     Initial Purchase ........................................................     13
     Subsequent Purchases ....................................................     13
     Wire Transfer ...........................................................     13
     Electronic Data Transmission of Application Information .................     13
     Allocation of Purchase Payments .........................................     13
     General Transfer Rules ..................................................     13
     Telephone Transfers .....................................................     14
     Automatic Transfers .....................................................     14
     Right to Return Contracts ...............................................     14
     The Death Benefit .......................................................     14
     Redemption Privileges ...................................................     15
     Automatic Partial Redemptions ...........................................     16
     Tax Sheltered Annuity Redemption Restrictions ...........................     16
  The Annuity (Pay-Out) Period
     Annuity Benefits ........................................................     16
     Payment Options .........................................................     16
       Fixed Income Option ...................................................     16
       Variable Monthly Income Option ........................................     16
       Fixed-Time Payment Option .............................................     17
       Life Income Payments ..................................................     17
       Joint-and-Survivor Life Income Payments ...............................     17
       Joint-and-Survivor Life Income Payments (Two-Thirds to the Survivor) ..     17
       Payments After Death of Annuitant .....................................     17
       Special Limitations ...................................................     17
Charges and Deductions .......................................................     17
  Asset Charge ...............................................................     17
  Administrative Charge ......................................................     17
  Contingent Deferred Sales Charge ...........................................     18
  Premium Taxes ..............................................................     19
  Fund Expenses ..............................................................     19
The Fixed Account and the Market Value Adjustment Feature ....................     19
  Market Value Adjustment ....................................................     19
Distribution .................................................................     20
Miscellaneous Provisions .....................................................     20
  Termination of Liability ...................................................     20
  Adjustment of Units and Unit Values ........................................     20
  Periodic Statements ........................................................     20
  Contract Owner's Voting Rights .............................................     20
  Reservation of Rights ......................................................     21
Federal Tax Status ...........................................................     21
  Introduction ...............................................................     21
  Tax Status of MassMutual ...................................................     21
Taxation of Contracts in General .............................................     21
  Penalty Taxes ..............................................................     22
  Annuity Distribution Rules of Section 72(s) ................................     22

  Spousal Continuance ........................................................     22
  Tax Withholding ............................................................     22
  Tax Reporting ..............................................................     23
  Taxation of Qualified Plans, TSAs, and Roth IRAs ...........................     23
Performance Measures .........................................................     24
  Standardized Average Annual Total Return ...................................     24
  Additional Performance Measures ............................................     24
Additional Information .......................................................     25

Glossary

As used in this Prospectus, the following terms mean:

Accumulated Amount: For each amount credited to a Segment of the Fixed Account the Accumulated Amount on any date is the amount credited to the Segment accumulated to that date at the Guaranteed Rate for that amount.

Accumulated Value: The value of a Contract on or prior to the Maturity Date equal to the Variable Value plus the Fixed Value.

Accumulation Period: The period prior to the Maturity Date, during the lifetime of the Annuitant and Contract Owner.

Accumulation Unit: A unit of measurement used in determining the value of amounts credited to a Contract in a Division of the Separate Account on or prior to the Maturity Date.

Annuitant: The person on whose life the Contract is issued.

Annuity Unit: A unit of measurement used in determining the amount of each Variable Monthly Income payment.

Application: The document executed by a Contract Owner evidencing his or her desire to purchase a Contract.

Beneficiary: The person(s) or entity(ies) designated by the Contract Owner to receive a death benefit under the Contract, if any, upon the death of the Contract Owner or the Annuitant.

Cash Redemption Value: The value of a Contract which a Contract Owner will receive if the Contract is redeemed, equal to Accumulated Value less Administrative Charges, Sales Charges, premium taxes, and a Market Value Adjustment, if any such charges are applicable.

Contract Date: The Date used to determine the Annuitant's age at the commencement of the Contract and to determine the start of the first Contract Year.

Contract Owner(s): The owner (and in some instances the owners) of a Contract. Contract Owners may include the Annuitant, another individual, an employer, a trust, or any entity specified in an employee benefit plan. If the Contract is issued under Section 403(b), Section 408(b) or Section 408(k) of the Internal Revenue Code, the Contract Owner must be the Annuitant.

Contract Year: A period of 12 months starting on the Contract Date and on each anniversary of the Contract Date.

Division(s): A sub-account of the Separate Account, the assets of which consist of shares of a specified Fund of either the MML Trust or the Oppenheimer Trust.

Expiration Date: The Date on which the Guarantee Period for an Accumulated Amount ends.

Fixed Account: In certain states, the Contract offers a Fixed Account which pays interest at a Guaranteed Rate on amounts credited to a particular Segment. If such amounts are withdrawn prior to the end of the Guarantee Period, a Market Value Adjustment will be made. Assets attributable to the Fixed Account are not included in assets which are allocated to the Divisions of the Separate Account.

Fixed Income: A benefit providing for periodic payments of a fixed dollar amount throughout the annuity period. The benefit does not vary with, or reflect the investment performance of, any Division of the Separate Account.

Fixed Value: On any date, the Fixed Value of the Contract is the sum of the Accumulated Amounts credited to all Segments of the Fixed Account.

Funds: The fourteen (subject to state availability) separate series of shares of Oppenheimer Trust and the MML Trust in which the Divisions of the Separate account invest. The MML Trust is a no-load, open-end, management investment company and the Oppenheimer Trust is a diversified open-end investment company.

Guarantee Period: The period for which interest accrues at the Guaranteed Rate on an amount credited to a Segment. Guarantee Periods range in whole-year periods from one to ten years.

Guaranteed Rate: The effective annual interest rate MassMutual uses to accrue interest on an amount credited to a Segment as of a certain date. Guarantee Rates are level for the entire Guarantee Period and are fixed at the time an amount is credited to the Segment.

Market Value Adjustment ("MVA"): An adjustment made to the amount that the Contract Owner will receive if money is taken from an Accumulated Amount prior to the Expiration Date of its Guarantee Period.

Maturity Date: The date designated by the Contract Owner as of which Variable Monthly Income payments (or, if elected, Fixed Income payments or a payment in one sum) will begin. This date may be no later than the Annuitant's 90th birthday (unless an earlier date is required by law.)

Maturity Value: The Cash Redemption Value of a Contract at Maturity.

Non-Qualified Contract: A Contract not used in connection with a retirement plan receiving favorable federal income tax treatment under Sections 401, 403(b), or 408 of the Internal Revenue Code.

Purchase Payment: An amount paid to MassMutual by, or on behalf of, the Annuitant.

Qualified Contract: A Contract used in connection with a retirement plan receiving favorable federal income tax treatment under Sections 401, 403(b), or 408 of the Internal Revenue Code.

Segment: All Guarantee Periods of a given length consti-tute a Segment. Segments for all Guarantee Periods may not be available at one time.

Service Center: The office at which the administration of the Contract occurs. Prior to July 1, 1998, the Service Center for the Contract will be located at 301 West 11(th) St., Kansas City, MO 64105 (800) 258-4511 or P.O. Box 419607,
Kansas City, MO 64141-1007. Effective July 1, 1998, the Service Center will be relocated. After July 1, 1998, please direct all requests and/or inquiries to:
Annuity Service Center, H564, P.O. Box 9067, Springfield, MA 01102-9067, (800) 258-4511.

Valuation Date: A valuation date is any date on which the net asset value of the shares of the Funds is determined. Generally, this will be any date on which the New York Stock Exchange (or its successor) is open for trading.

Valuation Period: The period of time from the end of one Valuation Date to the end of the next Valuation Date.

Valuation Time: The time of the close of the New York Stock Exchange (currently 4:00 p.m. New York time) on a Valuation Date. All actions to be performed on a Valuation Date will be performed as of the Valuation Time.

Variable Monthly Income: A benefit providing for monthly payments that vary with, and reflect the investment performance of, one or more Divisions of the Separate Account.

Variable Value: On any date, the Variable Value of a Contract is the sum of the values of the Accumulation Units credited to each Division of the Separate Account. The value in each Division is equal to the Accumulation Unit Value multiplied by the number of units in that Division You own.

You or Your refers to the Contract Owner.

Summary

THE NATURE OF THE CONTRACT

The product described in this Prospectus is a flexible premium variable annuity contract. (See - The Accumulation (Pay-In) Period). It is designed to allow a Contract Owner to accumulate values over time for uses such as retirement planning.

Generally, the Contract is purchased by completing an application and submitting it for approval together with an initial premium payment to MassMutual through Your registered representative. The minimum initial premium is $2,000.

PURCHASING THE CONTRACT

Contracts may be purchased by both Qualified Plans and by individuals or entities not qualifying for favorable tax treatment under the Internal Revenue Code. The Contracts are also available for certain Tax Sheltered Annuities and Individual Retirement Annuities.

INVESTMENTS UNDER THE CONTRACT

Subject to state availability, the Contract offers 14 separate investment Divisions to which a Contract Owner may allocate money. The Divisions offered represent a wide range of investment strategies, including money market, bond, blend, global securities, equity, and high-income (junk bond) funds, among others. Additionally, a Fixed Account with a Market Value Adjustment feature is available in the majority of states. For more information concerning available investments please review the Separate Account and the Fixed Account discussion of this prospectus.

INQUIRIES CONCERNING THE CONTRACT

If You have questions about the Contract, please either consult Your registered representative or contact a customer service representative at the Service Center.

TRANSFERS

Currently, during the Accumulation Period You may make up to 14 transfers per Contract Year among the Divisions without incurring a charge. MassMutual reserves the right to charge a fee of $20 for transfers in excess of 4 transfers per Contract Year. In the annuity pay-out period, You may make transfers once every three months. Additionally, subject to certain limitations, You may make transfers to and from amounts held in the Fixed Account. (See - General Transfer Rules.)

REDEMPTION RIGHTS

You may redeem all or part of the Contract's Accumulated Value at any time prior to the Maturity Date. All redemptions may be subject to a Sales Charge. Redemptions from the Fixed Account may be subject to a Market Value Adjustment. Please note that redemptions may result in the imposition of penalty taxes.
(See - Contingent Deferred Sales Charge and Penalty Taxes.)

DEATH BENEFIT PRIOR TO MATURITY

If the Annuitant dies before the death of the Owner and before the Maturity Date, the Death Benefit will depend on the Annuitant's Age at the time that the Contract was issued. The beneficiary named in the Contract will receive the greater of: (a) the total of all purchase payments made to the Contract less all partial redemptions accumulated at 5% to Annuitant's 75th birthday and 0% thereafter, but not more than two times the difference between all purchase payments and all redemptions; or (b) the Accumulated Value of the Contract less any applicable Administrative Charge (and any Sales Charge, if the Annuitant's age on the Contract Date exceeds 75).

If the Contract Owner dies prior to the Maturity Date, the named beneficiary will receive the Cash Redemption Value of the Contract.

Please note that in some states, the Death Benefit described above may not be available. For more information concerning the available death benefits see The Death Benefit.

TAX TREATMENT

Under current law, during the accumulation phase of the Contract, the Contract's Accumulated Value is not taxed. If redemptions are made from the Contract prior to age 59 1/2, a ten percent (10%) federal income tax penalty will apply to the income portion of the withdrawal. In certain instances, the tax penalty will not apply. Please review Taxation of Contracts in General, for a more detailed description of the tax rules applicable to the Contract. Partial or full redemption of a Contract may require MassMutual to withhold 20% of the amount redeemed, as more fully described in the Taxation of Qualified Plans, TSAs and IRAs.

RIGHT TO RETURN CONTRACT

The Contract entitles the purchaser to a 10-day revocation right more fully described under Right to Return Contracts.

CHARGES UNDER THE CONTRACT

MassMutual assesses certain charges for the administration and the mortality and expense risks associated with the Contract. MassMutual also assesses a contingent deferred sales charge (the "Sales Charge") if all or some of the value is redeemed prior to the expiration of a seven-year period following the date of each purchase payment.

Each Contract Year, MassMutual permits You to redeem, without a Sales Charge, up to 10% of the Contract's premiums that would otherwise be assessed a Sales Charge. For more information concerning this feature, please consult Contingent Deferred Sales Charge.

ASSET CHARGE

MassMutual currently imposes a charge of 1.40% on an annual basis against the assets held in the Separate Account. (MassMutual reserves the right to increase this fee to 1.50% see - Asset Charge.)

ADMINISTRATIVE CHARGE

An administrative charge, currently $30 (maximum $50) will be assessed annually on each Contract. This charge will be waived for Contracts which have an Accumulated Value of at least $50,000.

PREMIUM TAXES

Additionally, a deduction is made for premium taxes for purchase payments made into Contracts in certain jurisdictions where such tax applies. Currently, the applicable premium tax will be deducted at the time of redemption, death, maturity, or annuitization. (See - Premium Taxes.)

                          Table of Fees and Expenses

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases...............None

Deferred sales load as a Percentage of Purchase Payments when withdrawn:

  ---------------------------------------------------------------------------------------------
   Full Years since payment          0      1      2      3      4      5      6     7 or more
  ---------------------------------------------------------------------------------------------
   Percentage                       7%     6%     5%     4%     3%     2%     1%       0%
  ---------------------------------------------------------------------------------------------

Transfer Fee..................................None for first 14 transfers during the Accumulation Period ($20
                                              thereafter)

Annual Administrative Charge/1/...............$30/2/

Separate Account Annual Expenses

(as a percentage of average account values)...1.40%/2/

Mortality and Expense Risk Fee................1.15%

Administrative Fee............................0.15%

Death Benefit Fee.............................0.10%

Portfolio Annual Charges and Expenses (as a percentage of Fund average net assets)/3/


                                              Management            Other          Total Portfolio
                                                 Fees              Expenses        Annual Expenses
MML Equity Fund                                 0.35%               0.00%               0.35%
MML Money Market Fund                           0.48%               0.04%               0.52%
MML Managed Bond Fund                           0.44%               0.03%               0.47%
MML Blend Fund                                  0.37%               0.00%               0.37%
Oppenheimer Money Fund                          0.44%               0.04%               0.48%
Oppenheimer High Income Fund                    0.75%               0.07%               0.82%
Oppenheimer Bond Fund                           0.73%               0.05%               0.78%
Oppenheimer Aggressive Growth Fund /4/          0.71%               0.02%               0.73%
Oppenheimer Multiple Strategies Fund            0.72%               0.03%               0.75%
Oppenheimer Growth Fund                         0.73%               0.02%               0.75%
Oppenheimer Global Securities Fund              0.70%               0.06%               0.76%
Oppenheimer Strategic Bond Fund                 0.75%               0.08%               0.83%
Oppenheimer Growth & Income Fund                0.75%               0.08%               0.83%
Oppenheimer Small Cap Growth Fund/5/            0.75%               0.08%               0.83%

   /1/ The Administrative Charge will be waived if the Accumulated Value is at least $50,000 when the Administrative Charge would be deducted.
   /2/ These fees and charges are shown on a current basis. MassMutual reserves the right to raise such charges up to $50, and 1.50% respectively. For more information please see - Charges and Deductions.
   /3/ The expenses listed are for the year ended December 31, 1997.
   /4/ Prior to May 1, 1998, this Fund was known as Oppenheimer Capital
       Appreciation Fund.
   /5/ The Oppenheimer Small Cap Growth Fund had no operating expenses in 1997 since it had not yet commenced operations. These figures represent OFI's estimate of the total fund operating expenses for the Oppenheimer Small Cap Growth Fund in 1998.

EXAMPLE:

You would pay the following cumulative expenses on a $1,000 investment assuming a 5% annual return on assets:

If Your Contract is redeemed at the end of the year:

                                         Year         1            3             5             10

MML Equity Fund                                     $ 81         $ 102         $ 125         $ 213
MML Money Market Fund                                 83           107           134           231
MML Managed Bond Fund                                 83           106           131           225
MML Blend Fund                                        82           103           126           215
Oppenheimer Money Fund                                83           106           132           226
Oppenheimer High Income Fund                          86           116           149           262
Oppenheimer Bond Fund                                 86           115           147           257
Oppenheimer Aggressive Growth Fund/1/                 85           114           144           252
Oppenheimer Multiple Strategies Fund                  85           114           145           254
Oppenheimer Growth Fund                               85           114           145           254
Oppenheimer Global Securities Fund                    86           114           146           255
Oppenheimer Strategic Bond Fund                       86           117           150           263
Oppenheimer Growth & Income Fund                      86           117           150           263
Oppenheimer Small Cap Growth Fund/2/                  86           117           150           263

If Your Contract is not redeemed at the end of the year:

                                         Year         1             3              5            10

MML Equity Fund                                       18            57            98           213
MML Money Market Fund                                 20            62           107           231
MML Managed Bond Fund                                 20            61           104           225
MML Blend Fund                                        19            58            99           215
Oppenheimer Money Fund                                20            61           105           226
Oppenheimer High Income Fund                          23            71           122           262
Oppenheimer Bond Fund                                 23            70           120           257
Oppenheimer Aggressive Growth Fund/1/                 22            69           117           252
Oppenheimer Multiple Strategies Fund                  22            69           118           254
Oppenheimer Growth Fund                               22            69           118           254
Oppenheimer Global Securities Fund                    23            69           119           255
Oppenheimer Strategic Bond Fund                       23            72           123           263
Oppenheimer Growth & Income Fund                      23            72           123           263
Oppenheimer Small Cap Growth Fund/2/                  23            72           123           263

   /1/ Prior to May 1, 1998, this Fund was known as Oppenheimer Capital
       Appreciation Fund.
   /2/ Subject to state availability.

The purpose of the table set forth above is to assist You in understanding the various costs and expenses that Contract Owners bear directly or indirectly. The table is based on estimated amounts for the most recent fiscal year and reflects the expenses of the Separate Account and the Trusts, adjusted to reflect changes in management fee rates and a voluntary expense limitation. The table does not reflect the deduction of premium taxes.

For the purpose of calculating the expenses in the above examples, we have converted the $30 annual administrative charge to a 0.06% annual asset charge based on an average contract size of $50,000.

Converted in this way, this annual charge (on a percentage basis) would be higher for smaller contracts and lower for larger contracts. No annual Administrative Charge is assessed on contracts with accumulated values of $50,000 or more.

The above examples should not be considered representative of past or future expenses; actual expenses may be more or less than those shown.

                        Condensed Financial Information

           Massachusetts Mutual Variable Annuity Separate Account 3
                      Accumulation Unit Values (Audited)


                                                 Dec. 31, 1997   Dec. 31, 1996   Dec. 31, 1995   *Dec. 31 1994

MML Equity Division                                   $1.94          $1.53            $1.29            $1.00
MML Money Market Division                             $1.12          $1.08            $1.05            $1.00
MML Managed Bond Division                             $1.31          $1.21            $1.18            $1.01
MML Blend Division                                    $1.63          $1.37            $1.22            $1.00
Oppenheimer Money Division                            $1.13          $1.09            $1.05            $1.00
Oppenheimer High Income Division                      $1.45          $1.31            $1.15            $ .97
Oppenheimer Bond Division                             $1.28          $1.18            $1.15            $ .99
Oppenheimer Capital Appreciation Division**           $1.71          $1.55            $1.31            $1.00
Oppenheimer Multiple Strategies Division              $1.55          $1.34            $1.18            $ .99
Oppenheimer Growth Division                           $2.05          $1.64            $1.32            $ .98
Oppenheimer Global Securities Division                $1.33          $1.10            $ .95            $ .94
Oppenheimer Strategic Bond Division                   $1.32          $1.24            $1.12            $ .98
Oppenheimer Growth & Income Division ***              $2.13          $1.63            $1.24             N/A

  *Public offering of the Contract commenced on November 14, 1994. All accumulation unit values were $1.00 on November 14, 1994.
 **This Division will be known as the Oppenheimer Aggressive Growth Division once necessary regulatory approvals are obtained.
***Public offering commenced July 3, 1995.

           Massachusetts Mutual Variable Annuity Separate Account 3
              Number of Accumulation Units Outstanding (Audited)

                                                 Dec. 31, 1997   Dec. 31, 1996   Dec. 31, 1995   *Dec. 31, 1994
MML Equity Division                                 7,164,089       2,495,560         542,624        5,129
MML Money Market Division                           7,167,967       3,836,345       1,694,677        5,124
MML Managed Bond Division                           1,837,632       1,246,028         495,106        5,124
MML Blend Division                                  5,428,920       1,947,038         524,702        5,127
Oppenheimer Money Division                          8,479,773       3,752,549       2,455,934        5,098
Oppenheimer High Income Division                   14,390,554       7,373,483       2,120,456        5,099
Oppenheimer Bond Division                           3,424,936       2,024,349         648,667        5,097
Oppenheimer Capital Appreciation Division**        19,745,340       9,689,946       1,975,551        5,101
Oppenheimer Multiple Strategies Division           13,996,660       8,309,575       3,911,239        5,100
Oppenheimer Growth Division                        25,357,255      12,630,598       2,770,419        5,505
Oppenheimer Global Securities Division             22,781,959      10,658,741       2,634,152        5,502
Oppenheimer Strategic Bond Division                29,035,781      15,659,377       4,395,241        5,000
Oppenheimer Growth & Income Division***            27,979,778      14,516,671       1,681,775         N/A

  *Public offering of the Contract commenced on November 14, 1994. All accumulation unit values were $1.00 on November 14, 1994.
 **This Division will be known as the Oppenheimer Aggressive Growth Division once necessary regulatory approvals are obtained.
***Public offering commenced July 3, 1995.

Financial Statements

For financial statements and other information concerning the financial condition of Massachusetts Mutual Variable Annuity Separate Account 3 and of MassMutual, see the Statement of Additional Information.

Massachusetts Mutual Life Insurance Company, OppenheimerFunds, Inc., The Separate Account and The Trusts

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

Massachusetts Mutual Life Insurance Company ("MassMutual") is a mutual life insurance company chartered in 1851 under the laws of Massachusetts. Its Home Office is located in Springfield, Massachusetts. MassMutual is licensed to transact life, accident, and health insurance business in all fifty states of the United States, the District of Columbia, Puerto Rico and certain provinces of Canada. It also has approval to write variable annuity business in all states, the District of Columbia and Puerto Rico.

As of December 31, 1997, MassMutual had estimated unconsolidated statutory assets in excess of $57 billion, and estimated total assets under management in excess of $152 billion.

OPPENHEIMERFUNDS, INC.

OppenheimerFunds, Inc. ("OFI") is a corporation organized under the laws of the state of Colorado. It has operated as an investment adviser since April 30, 1959. It (including a subsidiary) currently advises U.S. investment companies with assets aggregating over $75 billion as of December 31, 1997, and having more than 3.5 million shareholder accounts. OFI is owned by Oppenheimer Acquisition Corp., a holding company owned in part by senior management of OFI, and ultimately controlled by MassMutual. OFI serves as investment adviser to the Oppenheimer Trust. OFI is registered as an investment adviser under the Investment Advisers Act of 1940.

THE SEPARATE ACCOUNT

Massachusetts Mutual Variable Annuity Separate Account 3 (the "Separate Account") was established on January 12, 1994. It is a separate account of MassMutual registered with the Securities and Exchange Commission as a unit investment trust. The Separate Account meets the definition of a Separate Account under Rule 0-1(e) under the Investment Company Act of 1940.

The Separate Account is divided into Divisions. Each Division invests in corresponding shares of either the MML Trust or the Oppenheimer Trust. The value of both Accumulation Units and Annuity Units in each Division reflects the investment results of its underlying Funds. Please note that MassMutual reserves the right to add, or substitute Divisions, create new separate accounts, in some cases restrict Funds, and to invest in shares of other series of the Trusts or of other registered, open-end investment companies. (See - Reservation of Rights.)

Although MassMutual owns the assets of the Separate Account, assets of the Separate Account equal to the reserves and other Contract liabilities which depend on the investment performance of the Separate Account and are not chargeable with liabilities arising out of any other business MassMutual may conduct. The income and capital gains and losses, realized or unrealized, of each Division of the Separate Account are credited to or charged against such Division without regard to the income and capital gains and losses of the other Divisions or other accounts of MassMutual. This state law provision has been supported in several recent decisions in states reviewing this issue. All obligations arising under a Contract, however, are general corporate obligations of MassMutual.

THE TRUSTS

Each of the Trusts described below has separate assets and liabilities and a separate net asset value per share. An investor's interest in a Separate Account is limited to the Fund(s) in which shares are held. Since market risks are inherent in all securities to varying degrees, assurance cannot be given that the investment objective of any of the Funds will be met.

Financial Statements for the Oppenheimer Trust and for the MML Trust are contained in their respective Statements of Additional Information.

Additional information concerning the investment objectives and policies of the Funds can be found in the current prospectuses for the Trusts which are attached to this prospectus and should be read carefully before making any decision concerning allocation of premium payments.

Oppenheimer Trust

Oppenheimer Trust is a diversified, open-end investment company organized as a Massachusetts business trust in 1984. It consists of ten separate Funds - Oppenheimer Money Fund, Oppenheimer Bond Fund and Oppenheimer Growth Fund, all organized in 1984; Oppenheimer High Income Fund, Oppenheimer Aggressive Growth Fund, and Oppenheimer Multiple Strategies Fund, all organized in 1986; Oppenheimer Global Securities Fund, organized in 1990; Oppenheimer Strategic Bond Fund, organized in 1993; Oppenheimer Growth & Income Fund, organized in 1995; and Oppenheimer Small Cap Growth Fund organized in 1998. OFI serves as the investment adviser to Oppenheimer Trust. OFI is registered as an investment adviser under the Investment Advisers Act of 1940.

MML Trust

MML Trust is a no-load, open-end management investment company having six series of shares (the "MML Funds"), each of which has different investment objectives designed to meet different investment needs. The Funds available with this contract include: MML Equity Fund organized in

1971; MML Money Market Fund and MML Managed Bond Fund organized in 1981; and MML Blend Fund organized in 1983. David L. Babson and Company, Inc. ("Babson"), a subsidiary of MassMutual, serves as the investment subadviser to MML Equity Fund and the Equity Sector of the MML Blend Fund. Both MassMutual and Babson are registered as investment advisers under the Investment Advisers Act of 1940.

INVESTMENTS AND OBJECTIVES OF THE AVAILABLE FUNDS:

MML Equity Fund

The assets of the MML Equity Fund are invested primarily in common stocks and other equity-type securities. The primary investment objective of the MML Equity Fund is to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income. A secondary investment objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate.

MML Money Market Fund

The assets of the MML Money Market Fund are invested in short-term debt instruments, including but not limited to commercial paper, certificates of deposit, bankers' acceptances, and obligations issued, sponsored, or guaranteed by the United States government or its agencies or instrumentalities. The investment objectives of the MML Money Market Fund are to achieve high current income, preservation of capital, and liquidity.

MML Managed Bond Fund

The assets of the MML Managed Bond Fund are invested primarily in publicly issued, readily marketable, fixed income securities of such maturities as MassMutual, as investment manager, deems appropriate from time to time in light of market conditions and prospects. The investment objective of the MML Managed Bond Fund is to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital values.

MML Blend Fund

The assets of the MML Blend Fund are invested in a portfolio of common stocks and other equity-type securities, bonds and other debt securities with maturities generally exceeding one year, and money market instruments and other debt securities with maturities generally not exceeding one year. The investment objective of the MML Blend Fund is to achieve as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk and the preservation of capital values.

Oppenheimer Money Fund

Oppenheimer Money Fund seeks the maximum current income from investments in "money market" securities consistent with low capital risk and maintenance of liquidity. Its shares are neither insured nor guaranteed by the U.S. Government, and there is no assurance that this Fund will be able to maintain a stable net asset value of $1.00 per share.

Oppenheimer High Income Fund

Oppenheimer High Income Fund seeks a high level of current income from investment in high yield, high-risk, fixed-income securities, including unrated securities or securities in the lower rating categories. These securities may be considered to be speculative. Please consult the Oppenheimer Trust Prospectus for a more complete discussion of the risks and investment objectives associated with this Fund.

Oppenheimer Bond Fund

Oppenheimer Bond Fund primarily seeks a high level of current income by investing primarily in debt securities. Secondarily, the Fund seeks capital growth when consistent with its primary objective.

Oppenheimer Aggressive Growth Fund*

Oppenheimer Aggressive Growth Fund seeks to achieve capital appreciation by investing in "growth-type" companies.

*Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund was known as Oppenheimer Capital Appreciation Fund.

Oppenheimer Growth Fund

Oppenheimer Growth Fund seeks to achieve capital appreciation by investing in securities of well-known established companies.

Oppenheimer Multiple Strategies Fund

Oppenheimer Multiple Strategies Fund seeks a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

Oppenheimer Global Securities Fund

Oppenheimer Global Securities Fund seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. This Fund's investments may be considered to be speculative. Please consult the Oppenheimer Trust prospectus for a more complete discussion of the risks and investments objectives associated with this Fund.

Oppenheimer Strategic Bond Fund

Oppenheimer Strategic Bond Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund invests principally in: (i) foreign government and corporate debt securities; (ii) U.S. Government securities; and (iii) lower-rated high yield, high-risk debt securities. This Fund's investments may be considered to be speculative. Please consult the Oppenheimer Trust Prospectus for a more complete discussion of the risks and investment objectives associated with this Fund.

Oppenheimer Growth & Income Fund

Oppenheimer Growth & Income Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time this Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.

Oppenheimer Small Cap Growth Fund*

Oppenheimer Small Cap Growth Fund seeks capital appreciation. Current income is not an objective. In seeking its objective, the Fund emphasizes investments in securities of "growth-type" companies with market capitalization less than $1 billion, including common stocks, preferred stocks, convertible securities, rights, warrants and options, in proportions which may vary from time to time.

*Subject to state availability

All dividends and capital gains distributions paid by the Funds' shares are automatically reinvested in additional shares at their net asset value determined on the distribution date.

An Explanation of the Contract

The principal provisions of the Contract are described below. If You desire additional information, You should refer to the Contract and to the Statement of Additional Information. For a complete understanding of Your rights, You should also review any applicable employee benefit plan documents.

GENERAL-USES OF THE CONTRACT

The Contract described herein is an individual variable annuity contract issued by MassMutual. Purchase payments are flexible. The Contract may be purchased by individuals or entities for use in arrangements not receiving favorable tax treatment under the Internal Revenue Code.

The Contract is also available for use in the following retirement plans which qualify (with necessary endorsement as appropriate) for special federal tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"): (1) pension and profit-sharing plans qualified under Section 401(a) or 403(a) of the Code ("Qualified Plans"), which may also constitute participant-directed individual account plans under Section 404(c) of ERISA; (2) annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("Tax Sheltered Annuities" or "TSAs"); and (3) Individual Retirement Annuities established in accordance with Section 408 of the Code ("IRAs"), including those established by employer contributions under a Simplified Employee Pension Plan arrangement. MassMutual may also make this Contract available in the Roth IRA market. The section of this prospectus, Taxation of Qualified Plans, TSAs, IRAs, and Roth IRAs includes information on Roth IRAs. At MassMutual's request, the Internal Revenue Service has issued to MassMutual favorable opinion letters approving specific versions of the Contract. IRA Contract Owners with these Contracts will receive a copy of the favorable opinion letter. The Internal Revenue Service approval is a determination only as to the form of the Contract for use as an IRA and does not represent a determination of the merits of the Contract as an IRA. Under tax-qualified retirement plans except TSAs and IRAs, participants may not be the Contract Owners and, therefore, may have no Contract Owners' rights.

Unless restricted by endorsement or the terms of the Contract, the Contract Owner has all rights in the Contract prior to the Maturity Date, including the right to make a partial or full redemption of the Contract, to designate and change the beneficiaries who will receive the proceeds at the death of the Annuitant or Contract Owner before the Maturity Date, to transfer amounts among the Divisions of the Separate Account (and to and from the Fixed Account, if available) and to designate a payment option to begin on the Maturity Date. Prior to issue, a Contract will be endorsed to preclude the Contract Owner from assigning the Contract as collateral. Although both Owner and the Joint Owner must authorize any change made to the Contract, either the Owner or Joint Owner may exercise certain Contract rights with the consent, satisfactory to us, of the other.

The Contract Owner may, subject to certain limitations, be the Annuitant or another individual or entity.

The Accumulation (Pay-In) Period

HOW CONTRACTS MAY BE PURCHASED

The minimum initial purchase payment is $2,000. After making Your initial payment, You may make as many or as few subsequent purchase payments of at least $100 as You desire. The Contract permits MassMutual to establish a maximum on total purchase payments that may be made under the Contract. This maximum is $1,000,000 without prior Home Office approval.

INITIAL PURCHASE

You may place Your initial purchase payment, together with a completed Application, with Your registered representative.

SUBSEQUENT PURCHASES

You may make subsequent purchase payments by mailing Your check, clearly indicating Your name and Contract Number, to the Service Center.

WIRE TRANSFER

You may make purchase payments by wire transfer. For instructions concerning how to make a wire transfer, please contact the Service Center.

ELECTRONIC DATA TRANSMISSION OF APPLICATION INFORMATION

MassMutual may accept, by agreement with a limited number of broker-dealers, electronic data transmissions of Application information, along with wire transmittals of initial purchase payments from the broker-dealers to the Service Center for purchase of the Contract. The Contract Owner must sign the Application prior to exercising any ownership rights in the Contract. Please contact the Service Center to receive more information about electronic data transmission of Application information.

ALLOCATION OF PURCHASE PAYMENTS

You may direct that Your purchase payments (after deducting any applicable premium taxes) be allocated among the Divisions of the Separate Account. Additionally, where available, and subject to minimum allocations of $1,000, purchase payments may be allocated to Segments of the Fixed Account. Initial purchase payment allocations to either a Division of the Separate Account or to a Segment will be effective as of the Valuation Date within two business days of the date an initial purchase payment is received in good order at the Service Center provided that Your Contract application is complete. If an initial purchase payment is not applied within five business days after receipt (due to incomplete or ambiguous application information, for example), the payment amount will be refunded unless specific consent to retain the payment for a longer period is obtained from the prospective purchaser. Purchase payments allocated to a Division will be applied to purchase Accumulation Units in that Division at its Accumulation Unit value on the Valuation Date. These Accumulation Units will be used in determining the value of amounts held in a Division of a Separate Account credited to a Contract on or prior to the Maturity Date. The value of the Accumulation Units in each Division will vary with and will reflect the investment performance of that Division (which in turn will reflect the investment performance and expenses of the Fund in which the assets of that Division are invested), less any applicable taxes and the applicable Asset Charge. A more detailed description of how the value of an Accumulation Unit is calculated is contained in the Statement of Additional Information.

MassMutual will credit to your Contract subsequent purchase payments as of the day received in good order, provided that the payment is received prior to that day's Valuation Time. If received after that day's Valuation Time or on a day that is not a Valuation Day (e.g., a day when the New York Stock Exchange is closed), MassMutual will credit the payment to your account as of the next Valuation Date.

GENERAL TRANSFER RULES

Prior to 30 days before the Maturity Date, the Contract Owner may make transfers among Divisions of the Separate Account (and if available among Segments of the Fixed Account) without the imposition of a transfer fee. If more than four transfers have been made in a Contract Year, MassMutual reserves the right to deduct a transfer fee of $20. Currently 14 transfers may be made per Contract Year without charge. (Transfers made by Dollar Cost Averaging do not count against the 14 transfer limit.)

If a Variable Monthly Income is in effect, transfers among the Divisions of the Separate Account are limited to one transfer every three months.

All transfers, whether occurring before or after the Maturity Date are subject to the following:

   (a) The minimum amount which may be transferred is the lesser of: (1) $500; or (2) the Accumulated Value in the Division or the Accumulated Amount in a Segment.

   (b) Transfers will be effected as of the Valuation Date which is on or next follows the date Your request is received in good order at the Service Center. Transfer requests may be made by telephone (during the Accumulation Period), facsimile, or by written direction. Please note that no transfers may be made within thirty days before Maturity Date.


   (c) Transfer requests must clearly specify the amount to be transferred from each Division or Segment (if the Fixed Account is available) and the Division or Segment to which amounts are to be transferred. Unless otherwise specified, transfers from a Segment of the Fixed Account will be taken on a first-in, first-out basis. Transfer requests made during the Annuity pay-out period must specify the percentage to be transferred among the Divisions of the Separate Account.

   (d) Transfers to a Segment of the Fixed Account may not be less than $1,000. If the Segment elected is not available, the transfer will not be processed.

   (e) Transfers made from the Fixed Account are subject to a Market Value Adjustment ("MVA") unless the transfer is being taken from an Accumulated Amount within thirty days prior to its Expiration Date. The MVA will be applied as of the effective date of the transfer.

   (f) Transfer fees will be deducted from the Division or Segment from which the transfer has been made, unless the balance remaining in such Division or Segment is insufficient to cover the applicable transfer fee. If this is the case, the transfer fee will be deducted from the amount being transferred.

   (g) We reserve the right to limit the number and frequency of transfers made during a Contract Year.

   (h) After a payout option has been invoked, transfers may not be made between a Fixed Income and a Variable Monthly Income option.

TELEPHONE TRANSFERS

Contract Owners, subject to the limitations described below, may make transfers among either Divisions or the Fixed Account (if available) during the Accumulation Period by telephoning a transfer request to the Service Center at its toll free telephone number. This feature will be made automatically available to Contract Owners unless MassMutual receives different instructions. Through use of this toll free number, Contract Owners may also obtain information concerning the Contract including Accumulated Values. This service is not available to Contracts owned by Custodians or Trustees of Qualified Plans, or Contracts held by Guardians. Normal transfer provisions apply.

MassMutual will not be liable for complying with any telephone instructions it reasonably believes to be genuine, nor for any loss, damage, cost or expense in acting on telephone instructions. MassMutual will employ reasonable procedures to ensure the legitimacy of telephone transfer requests. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such transactions to the Contract, and/or tape recording of telephone transfer request instructions received from a Contract Owner. If we fail to follow such procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

AUTOMATIC TRANSFERS

MassMutual offers You two automatic transfer options described below. They are available any time before the Maturity Date. The automatic transfer options are not available for use with the Fixed Account. Only one of the automatic transfer options may be in effect at a time. Both options are subject to the transfer rules discussed above. Although no charge is currently imposed for this service, MassMutual reserves the right to impose a fee in the future.

Dollar Cost Averaging

Dollar Cost Averaging is a feature whereby a Contract amount is periodically transferred from one Division of the Separate Account to one or more other designated Divisions of the Separate Account. Once the feature is elected, these transfers occur automatically at the frequency elected - monthly, quarterly, semiannually, or annually.

Dollar Cost Averaging provides a mechanism designed to minimize the negative effects of short-term market fluctuations. Over a period of time, an investor may, at least theoretically, be able to purchase more units than he or she would have been able to purchase had all monies been invested on a single Valuation Date when the value of the units was high.

Dollar Cost Averaging may be available at any time, provided that the Division from which the automatic transfers will be made has a value of at least $6,000. The minimum amount any Division may receive is $100. All Divisions are available for use with this feature.

Asset Reallocation

You may elect the Asset Reallocation option as a means of maintaining a constant allocation of Accumulated Value among the Divisions in which You have allocated Your monies. If You elect this option, we will make automatic transfers among selected Divisions on a quarterly, semiannual, or annual basis as You instruct us. A minimum Accumulated Value of $20,000 is required in order to elect this option. Allocations will be made on a basis consistent with the allocation selected for new purchase payments.

RIGHT TO RETURN CONTRACTS

You may return Your Contract to MassMutual (at its Service Center) at any time within 10 days after the Contract has been delivered to you (unless a longer period is required by applicable state law). The Contract must be accompanied by a written request signed by You that indicates You wish to return the Contract. If You exercise this right and Your Contract is not an IRA, then You will receive the Accumulated Value of the Contract plus any premium tax deductions, except where state law requires us to return the amount of purchase payment(s) made less the net amount of partial redemptions. If You exercise this right and Your Contract is an IRA, You will not receive less than the amount of purchase payment(s) made less the net amount of partial redemptions. For this purpose, the Accumulated Value of the Contract will be determined as of the Valuation Time on the date on which the Contract is received at MassMutual's Service Center or at the next Valuation Time after receipt if the Contract is received on other than a Valuation Date.

THE DEATH BENEFIT

A death benefit is paid upon the death of either the Contract Owner (for jointly owned Contracts, upon the first death of the two Owners) or Annuitant. If a Contract Owner and Annuitant are the same, the Death Benefit paid will be the Annuitant Death Benefit.

Contract Owner Death Benefit

If the Contract Owner, who is not the Annuitant, dies prior to the Maturity Date, the named beneficiary will receive the Cash Redemption Value of the Contract.

Annuitant Death Benefit

Historically, variable annuities have guaranteed a return of premiums less withdrawals as a minimum standard death benefit. This Contract offers one of two enhancements, depending on Your contract state.

If the Annuitant dies before the Maturity Date, the beneficiary named in the Contract will receive the greater of: (a) the total of all purchase payments made to the Contract less all partial redemptions accumulated at 5% to Annuitant's 75th birthday and 0% thereafter, but not more than two times the difference between all purchase payments and all redemptions; or (b) the Accumulated Value of the Contract less any applicable Administrative Charge (and any Sales Charge, if the Annuitant's age on the Contract Date exceeds 75).

In certain states, the death benefit described above may not be available for Annuitant's whose issue age is less than 76. In those instances, the death benefit during the first three Contract years will be equal to the greater of: the total of all purchase payments made to the Contract less all partial redemptions; or the Accumulated Value of the Contract less any applicable Administrative Charge. During any subsequent three Contract Year period, the death benefit will be the greater of: the death benefit on the last day of the previous three Contract Year period plus any purchase payments made less all partial redemptions since then; or the Accumulated Value of the Contract less any applicable Administrative Charge.

In any case, the amount of Death Benefit received will be reduced by the amount of any applicable premium tax.

The Death Benefit is determined as of the Valuation Date which is on or next follows the date on which due proof of death is received at the Service Center. The death benefit will be paid within seven days of receipt of due proof of death and all other requirements. With MassMutual's consent, the death benefit may be applied under one or more of the payment options provided for in the Contract (see - Payment Options). If a Payment Option is not selected, the death benefit will be paid in one sum.

A beneficiary who is the surviving spouse of the Contract Owner of a Contract issued as an IRA may elect to treat the Contract as if he or she were the Contract Owner.

REDEMPTION PRIVILEGES

Subject to the special rules regarding TSAs, discussed below, You may redeem all or part of the Accumulated Value of a Contract on or prior to its Maturity Date if the Annuitant is alive. The amount of any partial redemption, however, must be at least $100, and requests for a partial redemption which would reduce the Accumulated Value of the Contract to less than $1,000 plus outstanding premium taxes will be treated as a request for a full redemption. You may incur a Sales Charge upon redemption. (See - CHARGES AND DEDUCTIONS.) Any partial redemption will be paid in one sum. If the entire Contract is redeemed, the cash redemption value may be paid in one sum or applied under one or more of the payment options. You must designate the Division(s) (or the Segment of the Fixed Account, if available) from which any partial redemption is to be made. Unless otherwise specified, partial redemptions from a Segment of the Fixed Account will be taken on a first-in, first-out basis. A partial redemption from a Division will reduce the number of Accumulation Units in that Division by an amount equal to the sum of the redemption payment plus any Sales Charge, divided by the Accumulation Unit Value.

The Accumulation Unit value on redemption is determined as of the Valuation Time on the date on which the written request for redemption is received in good order at the Service Center or, if that date is not a Valuation Date, on the next Valuation Date after receipt.

Redemption payments from a Separate Account will be made within seven days, or a shorter period if required by law, after written request in good order is received at MassMutual's Service Center. The right of redemption may be suspended or payments postponed whenever: (1) the New York Stock Exchange is closed, except for holidays and weekends; (2) the Securities and Exchange Commission has determined that trading on the New York Stock Exchange is restricted; (3) the Securities and Exchange Commission permits suspension or postponement and so orders; or (4) an emergency exists, as defined by the Securities and Exchange Commission, so that valuation of the assets of each Separate Account or disposal of securities held by it is not reasonably practicable.

In addition, a purchase payment amount is not available to satisfy a redemption request until the check, or other instrument by which the purchase payment was made, has been honored.

Redemptions of amounts from the Fixed Account may be delayed for up to six months from the date the request is received by us at our Service Center. If payment is delayed 30 days or more, we will add interest at an annual rate of not less than 3%.

Amounts withdrawn may be includable in the gross income of the Contract Owner in the year in which the withdrawal occurs. Additionally, a 10% tax penalty may be applicable (as described more fully in the Penalty Taxes section).

Redemption payments may be subject to federal income tax and elective and/or mandatory tax withholding. (See - FEDERAL TAX STATUS.)

AUTOMATIC PARTIAL REDEMPTIONS

An Automatic Partial Redemption program permitting Contract Owners to elect to receive automatic partial redemptions on a periodic basis is available on a limited basis. All applicable limitations concerning redemptions apply to this program. Additionally, automatic partial redemptions may be subject to penalty taxes.

This program is available only during the Accumulation Period of the Contract.

Although no charge is imposed for processing automatic partial redemptions currently, MassMutual reserves the right to impose a fee for this program in the future.

TAX SHELTERED ANNUITY REDEMPTION RESTRICTIONS

The redemption of Internal Revenue Code Section 403(b) annuities (Tax Sheltered Annuities, "TSAs") may be restricted. Specifically, salary reduction contributions after 1988 and post-1988 earnings on all salary reduction contributions may not be distributed to the Annuitant until age 59 1/2, death, disability, or separation from service with the TSA employer. Such salary reduction contributions may be withdrawn, however, for "hardship".

The Annuity (Pay-Out) Period

ANNUITY BENEFITS

You may elect to change the Maturity Date of Your Contract. The Maturity Date may not be later than the Contract anniversary nearest the Annuitant's 90th birthday (or at an earlier date if required by applicable state law). In general, in order to avoid adverse tax consequences, distributions, either by a partial redemption or by maturing the Contract, from a Contract issued as an IRA or as a TSA or under a qualified plan should begin for the calendar year in which the Annuitant reaches age 70 1/2 and should be made each year thereafter in an amount no less than the Accumulated Value of the Contract at the end of the previous year divided by the applicable life expectancy (see Taxation of Qualified Plans, TSAs, IRAs, and Roth IRAs for additional information). You may elect to defer the Maturity Date to any permissible date after the previously specified Maturity Date, provided that a written notice within 90 days before the Maturity Date then in effect is received by MassMutual at the Service Center. You also may elect to advance the Maturity Date to a date prior to the specified Maturity Date or prior to any new Maturity Date You may have selected, provided that written notice is received at MassMutual's Service Center at least 30 days before the Maturity Date elected. (For additional rules regarding TSAs, see - Tax Sheltered Annuity Redemption Restrictions.)

When Your Contract approaches its Maturity Date You may choose to receive either Fixed Income payments, (referred to as the "Fixed Income Option" in Your Contract), Variable Monthly Income payments (referred to as the "Variable Income Option" in Your Contract), or a combination of the two. You also may elect to receive the Maturity Value in one sum. If You have made no election within thirty days prior to the Maturity Date, the Contract will automatically pay a Variable Monthly Income under a life income option with payments guaranteed for 10 years.

PAYMENT OPTIONS

You may elect either a Fixed or a Variable Monthly Income payment option by submitting a written request in a form satisfactory to MassMutual. MassMutual must receive this request at the Service Center 30 days prior to the Maturity Date of the Contract. For a description of payment options from which You (or in some cases a Beneficiary) may choose, You should refer to the Contracts. Generally, once selected, You may not change Your payment option.

Income payments may be received under several different payment options. If the value of a Contract applied to any payment option is less than $2,000 or produces an initial Income payment of less than $20, MassMutual may discharge its obligation by paying the value applied, less any applicable Sales Charge, in one sum to the person entitled to receive the first annuity payment.

Upon Your request, MassMutual will endorse a Contract to eliminate or restrict any payment option in order that the plan pursuant to which the Contract is issued remains qualified under the Internal Revenue Code, provided such endorsement is not otherwise contrary to law. MassMutual may make available payment options in addition to those set forth in the Contract.

You may transfer amounts among the Divisions if the Variable Monthly Income option is selected subject to transfer restrictions described in General Transfer Rules.

Fixed Income Option

If You select a Fixed Income, each payment will be for a fixed dollar amount and will not vary with or reflect the investment performance of the Separate Account. For further information regarding the Fixed Income and the payment options thereunder, You should refer to Your Contract.

Variable Monthly Income Option

If You select a Variable Monthly Income, amounts held in the Fixed Account that are to be used to provide Variable Monthly Income payments will be credited to the MML Money Market Division of the Separate Account unless the Contract Owner instructs MassMutual otherwise. Each annuity payment will be based upon the value of the Annuity Units credited to Your Contract.

You may transfer among the Divisions no more frequently than once every 3 months under this option. (See - General Transfer Rules for transfer guidelines.)

The number of Annuity Units in each Division to be credited to Your Contract is based on the value of the Accumulation Units in that Division and the applicable Purchase

Rate. The Purchase Rate will differ according to the payment option You have elected and takes into account the age, year of birth and sex of the Annuitant. The value of the Annuity Units will vary with, and reflect the investment performance of, each Division to which Annuity Units are credited based on an Assumed Investment Rate of 4% per year. This Rate is a fulcrum rate around which Variable Monthly Income payments will vary. An actual net rate of return for a Division for the month greater than the Assumed Investment Rate will increase Variable Monthly Income payments attributable to that Division. An actual net rate of return for a Division for the month less than the Assumed Investment Rate will decrease Variable Monthly Income payments attributable to that Division.

For a more detailed description of how the value of an Annuity Unit and the amount of Variable Monthly Income payments are calculated, see the Statement of Additional Information.

Fixed-Time Payment Option

If You elect this option, Variable Monthly Income payments will be made for any period selected, up to 30 years. If provided in the payment option election, You may withdraw the full amount, subject to any applicable Sales Charge of the then present value of the remaining unpaid Variable Monthly Income payments. (See - CHARGES AND DEDUCTIONS.) The present value will be calculated using an assumed investment rate of 4% per year unless a lower rate is required by state law. A mortality risk charge continues to be assessed against Contract values under this option. (See - CHARGES AND DEDUCTIONS.)

Life Income Payments

If You elect this option, Variable Monthly Income payments will be made during the lifetime of the Annuitant, either: (1) without any guaranteed number of payments; or (2) with a guaranteed number of payments for 5 or 10 years. Of these two alternatives, alternative (1) offers the maximum level of monthly payments since there is no guarantee of a higher number of payments and no provision for payments to the beneficiary upon the death of the Annuitant. Since there is no such guarantee, however, it would be possible to receive only one annuity payment if the Annuitant died prior to the due date of the second annuity payment, two if he or she died before the third annuity payment date, etc.

Joint-and-Survivor Life Income Payments

If You elect this option, Variable Monthly Income payments will be made during the joint lifetime of the two Annuitants and thereafter during the lifetime of the survivor, either: (1) without a guaranteed number of payments; or (2) with a guaranteed number of payments for 10 years from the date the payments begin.

Joint-and-Survivor Life Income Payments (Two-Thirds to the Survivor)

If You elect this option, Variable Monthly Income payments will be made during the joint lifetime of the two annuitants, and thereafter at two-thirds the prior rate during the lifetime of the survivor, in both cases without a guaranteed number of payments.

Payments After Death of Annuitant

Generally, if a payment option with a guaranteed number of payments is elected, and the Annuitant(s) should die before the guaranteed number of payments have been completed, MassMutual will continue making the guaranteed payments to the designated beneficiary.

Special Limitations

Where the Contract is issued pursuant to a TSA, or as an IRA, there are special limitations on the types of payment options which You may elect.

Charges and Deductions

1. ASSET CHARGE

   MassMutual receives a daily-computed charge against the assets of the Separate Account (the "Asset Charge") for: (1) assuming the risks that (a) its estimates of longevity will turn out to be inadequate, and (b) the Administrative Charge may be insufficient to cover the administrative expenses associated with the Contract; (2) other administrative expenses; and
   (3) the Death Benefit. The Asset Charge is currently equal to 1.40% on an annual basis of the net asset value of the Separate Account assets attributable to the Contracts.

   The mortality and expense risk part of this charge will be computed daily at an annual rate, currently equal to 1.15% of the net asset value of the Separate Account assets attributable to the Contracts (0.30% is for assuming mortality risks and 0.85% is for assuming expense risks). MassMutual reserves the right to raise this rate up to 1.25%.

   The administrative expense part of this Charge will be computed daily at an annual rate of 0.15%.

   The third component of the Asset Charge is 0.10% assessed to reimburse MassMutual for the cost of providing the enhanced Death Benefit under the Contract. (For more information concerning the enhanced Death Benefit, see - Annuitant Death Benefit.)

2. ADMINISTRATIVE CHARGE

   In addition to that portion of the Asset Charge assigned to administrative expenses, each year on the Contract anniversary date a charge is imposed against each Contract to reimburse MassMutual for administrative expenses incurred by MassMutual during the previous year relating to the issuance and maintenance of the Contract (the "Administrative Charge"). The Administrative Charge is also imposed on death, maturity, or full redemption. The Administrative Charge is currently $30 per year. MassMutual reserves the right to increase the Administrative Charge up to $50 per year. This charge is not designed to produce a profit and is subject to statutory limitations.

   If a Contract's Accumulated Value is $50,000 or more when the Administrative Charge would be deducted, the Administrative Charge will be waived. This charge will be deducted on a pro rata basis from each Division of the Separate Account and then pro-rata from Segments of the Fixed Account. Deductions from Segments will be made on a first-in, first-out basis.

3. CONTINGENT DEFERRED SALES CHARGE

   Sales charges are not deducted at the time a purchase payment is made. Instead, to reimburse MassMutual for sales expenses including commissions, sales literature and related costs, a Contingent Deferred Sales Charge (the "Sales Charge") may be imposed upon a full or partial redemption, upon maturity, and upon certain death benefits.

   Sales charges are based on the purchase payments made and the time that has passed since we received them. The part of the sales charge related to each purchase payment is a level percentage of that payment during each year since it was paid. For each successive year, the percentage decreases until it becomes zero. Sales charge percentages for each purchase payment are shown in the table below.


                           Sales Charge Percentages
--------------------------------------------------------------------------------
   Full Years since payment        0    1    2    3    4    5    6    7 or more
--------------------------------------------------------------------------------
   Percentage                     7%   6%   5%   4%   3%   2%   1%        0%
--------------------------------------------------------------------------------

Example: You make a $1,000 purchase payment on May 10, 1991. The sales charge related to this purchase payment is:

                  $70 from May 10, 1991, through May 9, 1992;
                  $60 from May 10, 1992, through May 9, 1993;

                  $10 from May 10, 1997, through May 9, 1998;
                  and $0 thereafter.

Subject to the limits stated below, the Sales Charge at any time is based solely on the purchase payments assumed to be redeemed at that time. In determining the Sales Charge, we assume that purchase payments are redeemed in the order in which they are paid. Any amounts in excess of purchase payments are assumed to be redeemed last.

   Each Contract Year, You may redeem the following amounts without incurring a Sales Charge:

   (1) all unredeemed purchase payments that are at least seven years old; and

   (2) 10% of the purchase payments that are less than seven years old.

   No Sales Charge will be imposed upon a death benefit payable upon the Annuitant's death if the Contract was issued to an Annuitant less than 76 years old. Also a Sales Charge will not be assessed upon a full redemption or maturity of the Contract if all proceeds of the Contract are:

   (1) applied under a variable lifetime payment option or variable fixed-time payment option (with payment for 10 years or more) in the Contract; or

   (2) applied under a fixed or combination fixed-variable lifetime payment option or fixed-time payment option (with payments for 10 years or more) in the Contract and the Annuitant is age 59 1/2 or older.

   The Sales Charge may also be eliminated when an agent of MassMutual sells a Contract to specified members of his or her family.

   To the extent sales expenses are not covered by the sales charge, they will be recovered from MassMutual's surplus, which may include proceeds derived from the asset charge described above.

   Any available waiver of a Sales Charge will be applied on a non-discriminatory basis.

4. PREMIUM TAXES

   Several states (and certain municipalities) levy premium taxes on annuities. Currently, no premium tax will be deducted when purchase payments are received; any applicable premium tax will be deducted at the time of redemption, death, maturity or annuitization. MassMutual reserves the right to deduct premium taxes at the time when a purchase payment is made. Premium tax rates on annuities currently range up to 3.5%.

5. FUND EXPENSES

   The Accumulated Value of the Separate Account reflects the value of shares held in the Oppenheimer Trust and the MML Trust. Each Trust charges certain investment advisery fees and other expenses against the value of each Fund. For a complete description of the expenses and deductions for each Trust, please review the accompanying prospectuses for each Trust.

The Fixed Account and the Market Value Adjustment Feature

The following summarizes certain features of the Fixed Account which is available as part of the Contract in the majority of states during the Accumulation Period. Please review the Prospectus for the Fixed Account before making any allocations to it. The Fixed Account offers different Segments which provide the option of earning interest at one or more Guaranteed Rates on all or a portion of Your Accumulated Value. As of the date of this prospectus, we offer Segments with Guarantee Periods of 1, 3, 5, and 7 years.

You may allocate purchase payments or transfer all or a portion of Your Accumulated Value to one or more Segments of the Fixed Account. Amounts credited to a Segment of the Fixed Account will earn interest at the Guaranteed Rate applicable on the date the amounts are credited. The applicable Guarantee Rate does not change during the Guarantee Period. You may have multiple amounts credited to a single Segment or multiple Segments. We may change the Segments available for allocations of purchase payments, transfers and renewals at any time. The Guaranteed Rate for any Segment may never be less than 3%. Please note that the if You allocate sums to the Fixed Account, You will bear the investment risk that such amounts will increase or decrease in value.

The end of a Guarantee Period for a specific amount credited to a Segment is called its Expiration Date. At that time, the Guarantee Period normally "renews" and we begin crediting interest for a new Guarantee Period lasting the same amount of time as the one just ended. The Accumulated Amount then earns interest at the new Guaranteed Rate applicable at the time of renewal. You may also choose different Segments from among those we are then offering, or You may transfer all or a portion of the Accumulated Amount to the Separate Account.

To the extent permitted by law, we reserve the right at any time to offer Segments with Guarantee Periods that differ from those available when Your Contract was issued. We also reserve the right, at any time, to stop accepting new amounts credited, transferred, or renewed for a particular Segment.

Between 75 and 45 days before the end of the Expiration Date for an Accumulation Amount, we will inform You of the Guaranteed Rates being offered and Segments available as of the date of such notice. The Guaranteed Rates on the date of a renewal may be more or less than the rates quoted in such notice.

If Your Accumulated Amount's Segment is no longer available for new amounts credited, or You choose a different Segment that is no longer available, we will try to reach You so that You may make another choice.

If a choice is not made at this point, the Segment with the next shortest Guarantee Period available will be used and if not available, the Segment with the next longest Period will be used.

MARKET VALUE ADJUSTMENT

Any withdrawal of Your Accumulated Amount will be subject to a Market Value Adjustment ("MVA") unless the effective date of the withdrawal is within 30 days prior to the end of a Guarantee Period. For this purpose, redemptions, transfers, death benefits based on a Contract Owner's death, and maturity amounts are treated as withdrawals. The MVA is an adjustment that will be applied to the amount being withdrawn which is subject to the MVA, after the deduction of any applicable Administrative Charge and before the deduction of any applicable Sales Charge. The MVA can be positive or negative. The amount being withdrawn after application of the MVA can therefore be greater than or less than the amount withdrawn before application of the MVA.

The MVA will reflect the relationship between the Current Rate (as defined below) for the Accumulated Amount being withdrawn and the Guaranteed Rate. It also reflects the time remaining in the applicable Guarantee Period. Generally, if the Guaranteed Rate is lower than the applicable Current Rate, then the application of the MVA will result in a lower payment upon withdrawal. Similarly, if the Guaranteed Rate is higher than the applicable Current Rate, the application of the MVA will result in a higher payment upon withdrawal.

The Market Value Adjustment which is applied to the amount being withdrawn is determined by using the following formula:


                           /n/
  MVA= Amount x ( (1 + i) -----  - 1 )
                ( (-----) /365/      )
                ( (1 + j)            )

where,

Amount is the amount being withdrawn from a given accumulated amount less any applicable administrative charges.

i, is the Guaranteed Rate being credited to the Accumulated Amount subject to the MVA.

j, the "Current Rate," is the Guaranteed Rate, available as of the effective date of the application of the MVA, for current allocations to the Segment with a Guarantee Period equal to the time remaining to the Expiration Date for the amount being withdrawn rounded to the next higher number of complete years.

n, is the number of days remaining in the Guarantee Period of the amount subject to the MVA.

In the determination of "j," if MassMutual currently does not offer the applicable Segment, we will determine "j" above using a method as described in the Statement of Additional Information.

Distribution

MML Distributors, LLC ("MML Distributors"), 1414 Main Street, Springfield, MA 01144-1013, is the principal underwriter of the Contracts pursuant to an Underwriting and Servicing Agreement to which MML Distributors, MassMutual and the Separate Account are parties. MML Investors Services, Inc. ("MMLISI"), also located at 1414 Main Street, Springfield, MA 01144-1013 serves as the co-underwriter of the Contracts. Both MML Distributors and MMLISI are registered with the Securities and Exchange Commission (the "SEC") as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. (the "NASD"). The maximum commission a broker-dealer will receive is 6.25%.

MML Distributors may enter into selling agreements with other broker-dealers which are registered with the SEC and are members of the NASD ("selling brokers"). Contracts are sold through agents who are licensed by state insurance officials to sell the Contracts. These agents are also registered representatives of selling brokers or of MMLISI.

From time to time, OFDI may enter into special arrangements with broker-dealers which may provide for the payment of higher compensation to such broker-dealers in connection with the sale of Contracts. Prospective purchasers of the Contracts will be informed of such arrangements prior to the completion of the sale of the Contracts.

Additionally, Oppenheimer Funds Distributor, Inc. ("OFDI"), a subsidiary of OFI, and MML Distributors have entered into an agreement pursuant to which OFDI has agreed to promote sales of the product through wholesale distribution arrangements with such broker-dealers. Registered representatives of the particular broker-dealer, who are also properly licensed to sell MassMutual products, may make such sales.

MML Distributors does business under different variations of its name; including the name MML Distributors, L.L.C. in the states of Illinois, Michigan, Oklahoma, South Dakota and Washington; and the name MML Distributors, Limited Liability Company in the states of Maine, Ohio and West Virginia.

Miscellaneous Provisions

TERMINATION OF LIABILITY

MassMutual's liability under a Contract terminates on the death of the Contract Owner or Annuitant(s) and on the completion of any guaranteed payments. There is no liability for any proportionate monthly annuity payment from the date of the last payment to the date of death.

ADJUSTMENT OF UNITS AND UNIT VALUES

MassMutual reserves the right in its sole discretion to split or consolidate the number of Accumulation Units or Annuity Units for any Division of the Separate Account and correspondingly decrease or increase the Accumulation or Annuity Unit values for any such Division whenever it deems such action to be desirable. Any such adjustment will have no adverse effect on rights under the Contracts.

PERIODIC STATEMENTS

While the Contract is in force prior to the Maturity Date and before the death of the Annuitant, MassMutual will furnish to the Contract Owner at least semiannually a status report showing the number of Accumulation Units credited to each Division of the Separate Account, the corresponding Accumulation Unit values, the value of amounts in the Fixed Account (if available) and the Accumulated Value of the Contract.

CONTRACT OWNER'S VOTING RIGHTS

As long as the Separate Account continues to operate as a unit investment trust under the Investment Company Act of 1940, the Contract Owner during the lifetime of the Annuitant, or the beneficiary after the Annuitant's death, will be entitled to give instructions as to how the shares of the Funds held in the Separate Account (or other securities held in lieu of such shares) deemed attributable to the Contract should be voted at meetings of shareholders of the Funds or the Trusts. Those persons entitled to give voting instructions will be determined as of the record date for the meeting.

The number of Fund shares held in the Separate Account deemed attributable to a Contract prior to its Maturity Date and during the lifetime of the Annuitant will be determined by dividing the Contract's value held in each Division of the Separate Account, if any, by $100. Fractional votes are counted. After the Maturity Date or after the death of the Annuitant, the number of Fund shares deemed attributable to the Contract will be based on the liability for future Variable Monthly Annuity payments under the Contract as of the record date and thus the voting rights will decrease as payments are made.

Contract Owners or beneficiaries will receive proxy material and a form with which voting instructions may be given. Fund shares held by the Separate Account as to which no effective instructions have been received or which are attributable to assets transferred from MassMutual's general account will be voted for or against any proposition in the same proportion as the shares as to which instructions have been received.

In situations where the Annuitant is not the Contract Owner, the Annuitant will have the right to instruct the Contract Owner with respect to the votes attributable to any vested interest the Contract Owner has in the Contract. MassMutual's obligation in this instance will be to make available to the Contract Owner copies of the proxy material for distribution to the Annuitant. Votes representing interests as to which the Contract Owner is not instructed may, in turn, be voted by the Contract Owner in his discretion.

RESERVATION OF RIGHTS

MassMutual may, at any time, make any change in a Contract to the extent that such change is required in order to make the Contract conform with any law or regulation issued by any governmental agency to which MassMutual is subject. If shares of any Fund should not be available, or, if in the judgment of MassMutual, investment in shares of a Fund is no longer appropriate in view of the purposes of a Division of the Separate Account, shares of other series of the Trusts or of other registered, open-end investment companies may be substituted for such Fund shares. Payments received after a date specified by MassMutual may be applied to the purchase of shares of another Trust series or investment company in lieu of shares of that Fund. Additionally, if in the judgment of MassMutual, investment in shares of a Fund is no longer appropriate, MassMutual reserves the right to withdraw availability of a Division of the Separate Account for further amounts being credited. In any event, approval of the SEC must be obtained. MassMutual reserves the right to change the name of a Separate Account or to add Divisions to the Separate Account for the purpose of investing in additional investment vehicles. Additionally, we reserve the right to terminate the Contract: (a) if no purchase payment has been received for at least two consecutive years measured from the date we received the last purchase payment; and (b) if the Accumulated Value less any deduction we would make for premium taxes, the Cash Redemption Value and the unredeemed premium payments are all less than $2,000. Before exercising this right, we will provide You with written notice of our decision.

Federal Tax Status

INTRODUCTION

The ultimate effect of federal income taxes on the value of the Contract, on annuity payments, and on the economic benefit to the Contract Owner, Annuitant or Beneficiary depends on a variety of factors including the type of retirement plan for which the Contract is purchased and the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser for complete information and advice. No attempt is made to consider any applicable state or other local tax laws. Moreover, the discussion herein is based upon MassMutual's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service ("IRS").

TAX STATUS OF MASSMUTUAL

Under existing federal law, no taxes are payable by MassMutual on investment income and realized capital gains of the Separate Account credited to the Contracts. Accordingly, MassMutual does not intend to make any charge to the Separate Accounts to provide for company income taxes. MassMutual may, however, make such a charge in the future if an unanticipated construction of current law or a change in law results in a company tax liability attributable to the Separate Account.

MassMutual may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes attributable to the Separate Account may be made.

Taxation of Contracts in General

Under Section 817(h) of the Internal Revenue Code (the "Code") a Contract (other than one used in a tax-qualified retirement plan) will not be treated as an annuity contract and will be taxed on the annual increase in earnings if, as of the end of any quarter, the Funds, or the Fund on which the Contract is based are not adequately diversified in accordance with regulations prescribed by the Treasury Department. It is anticipated that the Trusts will comply with the Code's diversification requirements.

Subject to certain annuity distribution rules (see - Annuity Distribution Rules of Section 72(s)), annuity payments under the Contracts are taxable under
Section 72 of the Code. For contributions made after February 28, 1986, a

Contract Owner that is not a natural person will be taxed on the annual increase in the earnings of a Contract unless the Contract Owner holds the Contract as agent for a natural person. Otherwise, increases in the value of a Contract are not subject to tax until actually or constructively received.

Amounts received prior to the Maturity Date from Contracts not under tax qualified arrangements (see - Taxation of Qualified Plans, TSAs, IRAs and Roth IRAs for a discussion of Contracts used in the qualified plan market) are subject to tax to the extent of any earnings or gains in the Contract; amounts received which are in excess of such earnings or gains are considered a return of capital. Similarly, amounts borrowed upon the Contract will be treated as amounts received under the Contract and will be taxable to the same extent. If an individual Contract Owner transfers ownership, for other than full and adequate consideration, the Contract Owner will be taxed on the transfer as though he or she had taken a full redemption of the Contract. For Contracts entered into after October 21, 1988, all annuity contracts issued by the same insurer and its affiliates to the same Contract Owner within the same calendar year must be aggregated in determining the amount of gain realized on a withdrawal from any one.

If the Contract is obtained in a tax-free exchange of contracts under Section 1035 of the Code, different tax rules may apply. If a distribution prior to the Maturity Date of a contract obtained in such an exchange is entirely attributable to investments in the surrendered contract prior to August 14, 1982, the distribution will first be considered a return of capital to the extent of those investments and only the amounts received in excess of those investments will be regarded as taxable earnings or gains.

PENALTY TAXES

In addition to the foregoing tax consequences, certain distributions under the Contract will be subject to a penalty tax under Code Section 72(q) (for non-tax qualified Contracts) or 72(t) (for Contracts in tax qualified plans see - Taxation of Qualified Plans, TSAs, IRAs and Roth IRAs) of 10% of the amount of the distribution that is includable in gross income. However, the following distributions from non-tax qualified Contracts currently are not subject to the penalty tax: (1) withdrawals made after the Contract Owner is 59 1/2 years old;
(2) payments made to a beneficiary (or to the estate of the Contract Owner) on or after the death of the Contract Owner; (3) payments attributable to a Contract Owner becoming disabled; or (4) substantially equal periodic payments made (at least annually) for the lifetime (or life expectancy) of the Contract Owner or for the joint lifetimes (or joint life expectancies) of the Contract Owner and the beneficiary.

When monthly annuity payments commence, they are taxable as ordinary income in the year of receipt to the extent that they exceed that portion of the "Investment in the Contract" allocable to that year. The Investment in the Contract will equal the gross amount of purchase payments made under the Contract less any amount that was previously received under the Contract but was not included in gross income. The Investment in the Contract would also be increased by any amount that was previously included in gross income under the Contract but was not received. This amount, divided by the anticipated number of monthly annuity payments, gives the "excludable amount," which is the portion of each annuity payment considered to be a return of capital and, therefore, not taxable. Under this exclusion ratio, the total amount excluded from payments actually received is limited to the Investment in the Contract. The rules for determining the excludable amount are contained in Section 72 of the Code and regulations thereunder and require adjustment when the payment option elected provides a feature such as a guaranteed number of payments.

ANNUITY DISTRIBUTION RULES OF SECTION 72(S)

Annuity distribution requirements are imposed under Section 72(s) of the Code. MassMutual understands that these requirements do not apply to Contracts issued to or under Qualified Plans, TSAs, IRAs and Roth IRAs.

Under Section 72(s), a Contract will not be treated as an annuity subject to
Section 72 of the Code, unless it provides for certain required distributions from and after the date of death of the Contract Owner. The Contracts will be endorsed before issue to provide that annuity payments be made only in accordance with these distribution requirements, as applicable.

SPOUSAL CONTINUANCE

Where the Annuitant and Owner are the same person and his/her spouse is named the designated beneficiary of the contract then on the death of the Annuitant/Owner the designated beneficiary may continue the contract in his/her own name as Annuitant and Owner. The new Annuitant/Owner has all right under the contract including naming a new beneficiary and making additional purchase payments.

TAX WITHHOLDING

Certain tax withholding is imposed on payments that are made under the Contracts (for Contracts in tax qualified plans, see - Taxation of Qualified Plans, TSAs, IRAs and Roth IRAs). Withheld amounts do not constitute an additional tax, but are fully creditable on the individual tax return of each payee who is affected by tax withholding. Furthermore, no payments will be subject to the withholding if (1) it is reasonable to believe that the payments are not includable in gross income, or (2) the payee elects not to have withholding apply. The payee may make such an election either by filing an election form with MassMutual or, in the case of redemptions, by following procedures that MassMutual has established to afford payees an opportunity to elect out of withholding. These forms and procedures will be provided to payees by MassMutual upon a request for payment.

Unless the Payee elects not to have withholding apply (for Contracts in tax qualified plans see - Taxation of Qualified Plans, TSAs, IRAs and Roth IRAs), MassMutual is required to withhold, for federal income tax purposes, 10% of the taxable portion of any redemption payment or nonperiodic distribution under the Contracts. Periodic annuity payments under the Contracts are subject to withholding at the payee's wage base rate. If the payee of these annuity payments does not file an appropriate withholding certificate (obtainable from any local IRS office) with MassMutual, it will be presumed that the payee is married claiming three exemptions.

TAX REPORTING

MassMutual is required to report all taxable payments and distributions to the IRS and to the payees. Payees will receive reports of taxable payments and distributions by January 31 of the year following the year of payment.

TAXATION OF QUALIFIED PLANS, TSAs, IRAs AND ROTH IRAs

The tax rules applicable to participants in retirement plans that qualify for special federal income tax treatment ("Qualified Plans") vary according to the type of plan and its terms and conditions.

Increases in the value of a Contract are not subject to tax until received by the employee or his beneficiary. Monthly annuity payments under Qualified Plans are taxed as described above (see - TAXATION OF CONTRACTS IN GENERAL), except that the "investment in the Contract" under a Qualified Plan is normally the gross amount of purchase payment made by the employee under the Contract or made by the employer on the employee's behalf and included in the employee's taxable income when made.

If the Annuitant receives a distribution that qualifies as a "lump sum distribution" under the Code, he or she may be eligible for special "5-year averaging" treatment of the funds received (or "10-year averaging" treatment if he or she was age 50 or older on January 1, 1986). TSAs and IRAs are not eligible for the special treatment under the "lump sum distribution" rules. Effective for calendar years beginning January 1, 2000, five year averaging of lump-sum distributions will no longer be available.

Certain TSA contributions may not be distributed to the Annuitant until age
59 1/2, death, disability, separation of service or hardship. (See - Redemption Privileges.) Distributions from Qualified Plans, IRAs, TSAs and Roth IRAs may be subject to a 10% penalty tax on amounts withdrawn before age 59 1/2. However, the following distributions from Qualified Plans (and TSAs and IRAs except as otherwise noted) are not subject to the penalty: (1) payments made to a beneficiary (or the estate of an Annuitant) on or after the death of the Annuitant; (2) payments attributable to an Annuitant becoming disabled; (3) substantially equal periodic payments made (at least annually) for the lifetime (or life expectancy) of the Annuitant or for the joint lifetimes (or joint life expectancies) of the Annuitant and the beneficiary (for Qualified Plans and TSAs, payments can only begin after the employee separates from service); (4) payment for certain medical expenses; (5) payment after age 55 and separation from service (not applicable to IRAs); (6) payments to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (not applicable to IRAs); (7) effective for calendar years beginning January 1, 1997, withdrawals from IRAs by certain unemployed persons for payment of health insurance premiums; (8) effective for calendar years beginning January 1, 1998, withdrawals from IRAs for the payment of certain qualified higher education expenses; and (9) effective for calendar years beginning January 1, 1998, withdrawals from IRAs for certain first-time homebuyer expenses, subject to a $10,000 lifetime cap. Qualified distributions from Roth IRAs are not subject to the penalty tax. The exceptions applicable to IRAs also apply to Roth IRAs.


IRAs are subject to limitations on the amount that may be contributed. The deductibility of contributions by individuals or their spouses who are active participants in an employer-maintained pension or profit sharing plan may be reduced based on the individual's adjusted gross income. In addition, certain distributions from Qualified Plans and TSAs may be placed into an IRA on a tax-deferred basis.

In general, tax law requires that minimum distributions be made from Qualified Plans by 5% owners, and IRAs beginning at age 70 1/2 and from all others in Qualified Plans and TSAs at the later of age 70 1/2 or when the employee retires. To avoid penalty taxes of 50 percent or more, required distributions, including distributions which should have been distributed in prior years, should not be rolled over to IRAs. No minimum distributions are required from a Roth IRA.

Distributions from Qualified Plans and TSAs are subject to mandatory federal income tax withholding. MassMutual is required to withhold 20% when a payment from a Qualified Plan or TSA is an "eligible rollover distribution" and such payment is not directly rolled over to another Qualified Plan, TSA or IRA. In general, an "eligible rollover distribution" is any taxable distribution other than: (1) payments for the life (or life expectancy) of the Annuitant, or for joint life (or joint life expectancies) of the Annuitant and the beneficiary;
(2) payments made over a period of ten years or more; and (3) required minimum distributions (see above). Plan administrators should be able to tell Annuitants what other payments are not "eligible rollover distributions".

Taxable distributions that are not "eligible rollover distributions" are subject to the withholding rules for annuities. (see - Tax Withholding.)

Special rules apply in the case of Roth IRAs. Roth IRAs are specially designated IRAs. Contributions to Roth IRAs are not deductible and are limited based on modified adjusted gross income. Contrary to regular IRAs, contributions are permitted after age 70 1/2.

Qualified distributions from Roth IRAs are not included in income. Distributions that are not qualified distributions are treated first as a return of investment to the extent of any excess. Roth IRAs are not subject to required minimum distribution rules.

An individual (other than a married individual filing separately) with an adjusted gross income of $100,000 or less may roll over distributions within 60 days from a regular IRA to a Roth IRA or may convert a regular IRA into a Roth IRA. While the rollover would be subject to tax, it would not be subject to the 10% premature distribution penalty tax. If the rollover occurs during 1998, the income is spread out over four tax years.

Performance Measures

MassMutual may show the performance under the Contracts in the following ways:

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

Except for Divisions of the Separate Account which have been in existence for less than one year, MassMutual will show the Standardized Average Annual Total Return for a Division of the Separate Account which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1000 payment made at the beginning of the period and full redemption at the end of the period. It reflects a deduction for the Sales Charge, the annual administrative charge and all other Fund, Separate Account, and Contract level charges except premium taxes, if any. The annual Administrative Charge will be apportioned among the Divisions of the Separate Account based upon the percentages of Contracts investing in each of the Divisions.

For Divisions of the Separate Account which have been in existence for less than one year, MassMutual will show the aggregate total return as permitted by the SEC. The aggregate total return assumes a single one thousand dollar payment made at the beginning of the period and full redemption at the end of the period. It reflects the change in unit value and a reduction of the contingent deferred sales charge.

ADDITIONAL PERFORMANCE MEASURES

The performance figures discussed below may be calculated on the basis of the historical performance of the Funds, and may assume that the Contracts were in existence prior to the Inception Date (which they were not). Beginning the date that the product became available for sale to the public, actual Accumulation Unit Values will be used for the calculations. Such Accumulation Unit Values will be accompanied by the Standardized Average Annual Total Return described above.

The difference between the first set of additional performance measures, PERCENTAGE CHANGE and ANNUALIZED RETURNS on Accumulation Unit Values, and the second set, the NON-STANDARDIZED ANNUAL and AVERAGE ANNUAL TOTAL RETURNS, is that the second set is based on specified premium patterns and includes the deduction of the annual Administrative Charge, whereas the first set does not. Additional details are described below.

Accumulation Unit Values: Percentage Change and Annualized Returns

MassMutual will show the PERCENTAGE CHANGE in the value of an Accumulation Unit for a Division of the Separate Account with respect to one or more periods. The ANNUALIZED RETURN, or average annual change in Accumulation Unit Values, may also be shown with respect to one or more periods. For a one year period, the Percentage Change and the Annualized Return are effective annual rates of return and are equal. For periods greater than one year, the Annualized Return is the effective annual compounded rate of return for the periods stated. Since the value of an Accumulation Unit reflects the Separate Account and Trust expenses (see - Table of Fees and Expenses), the Percentage Change and Annualized Returns also reflect these expenses. These percentages, however, do not reflect the annual Administrative Charge and the Sales Charge or premium taxes (if any), which if included would reduce the percentages reported. For periods of less than one year, the percentage change in accumulation unit value may be shown.

The NON-STANDARDIZED ANNUAL TOTAL RETURN and the NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN reflect a deduction for the annual Administrative Charge as well as reflecting deductions for the Separate Account expenses and the expenses of the Trusts. They are based on specified premium patterns which produce the resulting Accumulated Values. They do not include Sales Charges or premium taxes (if any), which would reduce the percentages reported.

The NON-STANDARDIZED ANNUAL TOTAL RETURN for a Division is the effective annual rate of return that would have produced the ending Accumulated Value, as of the stated one-year period.

The NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN for a Division is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

Note: The NON-STANDARDIZED ANNUAL TOTAL RETURN will be less than the NON-STANDARDIZED ANNUALIZED RETURN on Accumulation Unit values for the same period due to the effect of the annual Administrative Charge. Additionally, the magnitude of this difference will depend on the size of the Accumulated Value from which the Annual Administrative Charge is deducted.

YIELD AND EFFECTIVE YIELD. MassMutual may also show yield and effective yield figures for the Money Market and Money Fund Divisions of the Separate Account. "Yield" refers to the income generated by an investment in the Money Market and Money Fund Divisions over a seven-day period, which is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in these divisions is assumed to be re-invested. Therefore the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures will reflect a deduction for Fund, Separate Account, and certain Contract level charges, and the Annual Administrative Charge assuming such Contract remains in force. The Administrative Charge is based on a hypothetical contract where such charge is applicable. These figures do not reflect the Sales Charge or premium taxes, (if any), which if included would reduce the yields reported.

The performance measures discussed above reflect results of the Funds and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Separate Account Divisions may be: (a) compared to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc. a nationally recognized independent reporting service or similar services that rank mutual funds and other investment companies by overall performance, investment objectives and assets;
(b) tracked by other ratings services, companies, publications or persons who rank separate accounts or other investment products on overall performance or other criteria; and (c) included in data bases that produce reports and illustrations by organizations such as CDA Weisenberger. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

Additional Information

For further information about the Contracts, You may ob- tain a Statement of Additional Information prepared by MassMutual.

The Table of Contents of this Statement is as follows:

1. General Information and History

2. Service Arrangements and Distribution

3. Contract Value Calculations and Annuity Payments

4. Performance Measures

5. Reports of Independent Accountants and Financial Statements.

Section 5 of the Statement of Additional Information contains financial statements for MassMutual and the Separate Account.

This Prospectus sets forth the information about Separate Account 3 that a prospective investor ought to know before investing. Certain additional information about the Separate Account is contained in a Statement of Additional Information dated May 1, 1998, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information appears on the last page of this Prospectus. To obtain a copy, of the Statement of Additional Information prior to July 1, 1998, return the top request form or telephone 1-800-258-4511. To obtain a copy of the Statement of Additional Information after July 1, 1998, return the bottom request form or telephone 1-800-258-4511.

To:    MassMutual and Affiliated Companies Service Center
       Continuum Administrative Services Corporation
       301 West 11th Street
       Kansas City, MO 64105

Please send me a Statement of Additional Information for Mass Mutual's Life
Trust.

Name _____________________________________________________________

Address __________________________________________________________

        __________________________________________________________

City _________________________ State _______________ Zip _________

Telephone ________________________________________________________


--------------------------------------------------------------------------------

To:    Annuity Service Center, H564
       P.O. Box 9067
       Springfield, MA 01102-9067

Please send me a Statement of Additional Information for Mass Mutual's Life
Trust.

Name _____________________________________________________________

Address __________________________________________________________

        __________________________________________________________

City _________________________ State _______________ Zip _________

Telephone ________________________________________________________

                                     PART B
                            INFORMATION REQUIRED IN A
                      STATEMENT OF ADDITIONAL INFORMATION

                     Oppenheimer Life Trust Variable Annuity

                      ----------------------------------
                   MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                                   (DEPOSITOR)



            MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 3
                                  (REGISTRANT)
                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of Massachusetts Mutual Variable Annuity Separate Account 3 dated May 1, 1998 (the "Prospectus"). The Prospectus may be obtained by written or oral (1-800-258-4511) request from the Service
Center.

                                  May 1, 1998



                               TABLE OF CONTENTS

General Information and History ...............................................2

Service Arrangements and Distribution .........................................5

Contract Value Calculations
For Amounts Allocated to an Investment
Division of a Separate Account ................................................6

Performance Measures .........................................................10

Reports of Independent
Accountants and Financial
Statements ..........................................................Final Pages

                          GENERAL INFORMATION AND HISTORY


                                   MassMutual
                                   ----------

Massachusetts Mutual Life Insurance Company ("MassMutual") is a mutual life insurance company chartered in 1851 under the laws of the Commonwealth of Massachusetts. Its home office is located in Springfield, Massachusetts. MassMutual is licensed to transact a life, accident and health insurance business in all fifty states the District of Columbia, Puerto Rico and certain provinces of Canada. MassMutual's Home Office is located in Springfield, Massachusetts.

                            OppenheimerFunds, Inc.
                            ----------------------

OppenheimerFunds, Inc. ("OFI") is a corporation organized under the laws of the state of Colorado. It has operated as an investment adviser since April 30, 1959. It (including a subsidiary) currently advises U.S. investment companies with assets aggregating over $75 billion as of December 31, 1997, and having over 3.5 million shareholder accounts. OFI is owned by Oppenheimer Acquisition Corp., a holding company owned in part by senior management of OFI, and ultimately controlled by MassMutual.

                             The Separate Account
                             --------------------

Massachusetts Mutual Variable Annuity Separate Account 3 (the "Separate Account") was established as a separate investment account of MassMutual on January 14, 1994, in accordance with the provisions of Section 132G of Chapter 175 of Massachusetts General Laws. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. A unit investment trust is a type of investment company which invests its assets in the shares of one or more management investment companies rather than directly in its own portfolio of investment securities. Registration under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Separate Account or of MassMutual. Under Massachusetts law, however, both MassMutual and the Separate Account are subject to regulation by the Division of Insurance of the Commonwealth of Massachusetts.

The Separate Account is divided into fourteen Divisions (subject to state availability). Four of the Divisions, MML Equity, MML Managed Bond, MML Blend, and MML Money Market invest in corresponding shares of MML Series Investment Fund ("MML Trust"). The remaining ten Divisions, Oppenheimer Money, Oppenheimer High Income, Oppenheimer Bond, Oppenheimer Capital Appreciation (This Division will be known as the Oppenheimer Aggressive Growth Division once necessary regulatory approvals are obtained.), Oppenheimer Growth, Oppenheimer Multiple Strategies, Oppenheimer Global Securities, Oppenheimer Strategic Bond, Oppenheimer Growth & Income and subject to state availability, Oppenheimer Small Cap Growth, invest in corresponding shares of Oppenheimer Variable Account Funds (the "Oppenheimer Trust" and collectively with MML Trust, the "Trusts"). MassMutual reserves the right to add additional divisions or separate accounts. The value of both Accumulation Units (see The Accumulation (Pay-In) Period section in the prospectus) and Annuity Units (see The Annuity (Pay Out) Period
section in the prospectus) in each Division reflects the investment results of its underlying Fund.

Although the assets of the Separate Account are assets of MassMutual, assets of the Separate Account equal to the reserves and other annuity contract liabilities which depend on the investment performance of the Separate Account are not chargeable with liabilities arising out of any other business MassMutual may conduct. The income and capital gains and losses, realized or unrealized, of each Division of a Separate Account are credited to or charged against such Division without regard to the income and capital gains and losses of the other Divisions or other accounts of MassMutual. All obligations arising under MassMutual Variable Annuity Contracts (the "Contracts"), however, are general corporate obligations of MassMutual.

                                  The Trusts
                                  ----------

1.     The MML Trust
       -------------

The MML Trust is a no-load, open-end management investment company consisting of six separate series of shares. The Separate Account invests in MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund, and MML Blend Fund (the "MML Funds") each of which has its own investment objectives and policies. MassMutual organized the MML Trust for the purpose of providing vehicles for the investment of assets held in various separate investment accounts, including the Separate Account, established by MassMutual or its life insurance company subsidiaries. A statement of additional information concerning the MML Trust is available upon request from the Service Center.

2.     The Oppenheimer Trust
       ---------------------

The Oppenheimer Trust is a diversified open-end investment company consisting of the following funds: Oppenheimer Global Securities Fund, Oppenheimer High Income Fund, Oppenheimer Money Fund, Oppenheimer Strategic Bond Fund, Oppenheimer Aggressive Growth Fund (Prior to May 1, 1998, this Fund was called Oppenheimer Capital Appreciation Fund.), Oppenheimer Multiple Strategies Fund, Oppenheimer Bond Fund, Oppenheimer Growth Fund, Oppenheimer Growth & Income and subject to state availability, Oppenheimer Small Cap Growth Fund. Each of these funds is available to Contract Owners. The Oppenheimer Trust was organized for the purpose of providing funds to variable life and annuity contracts, and exemptive relief permitting such sales has been obtained from the Securities and Exchange Commission ("SEC"). Shares of the Trusts are not available to the public. A statement of additional information concerning the Oppenheimer Trust is available upon request from the Service Center.

3.     General Information Concerning the Trusts
       -----------------------------------------

A Separate Account purchases and redeems shares of specified funds at their net asset value without the imposition of any sales or redemption charge. Distributions made on the shares of each Fund held by a Division of a Separate Account are immediately reinvested in shares of a corresponding Fund at net asset value, which shares are added to the assets of the appropriate Division of the Separate Account. MassMutual serves as investment manager of each of the MML Funds pursuant to separate investment management agreements executed by MassMutual and each of the MML Funds. David L. Babson and Company, Inc. ("Babson") a subsidiary of MassMutual serves as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund. Both MassMutual and Babson are registered as investment advisers under the Investment Advisers Act of 1940.

OFI serves as investment adviser to the Funds of the Oppenheimer Trust. OFI is registered as an investment adviser under the Investment Advisers Act of 1940. The Prospectus and Statement of Additional Information for both the MML Trust and the Oppenheimer Trust contain a description of their respective Funds, their investment objectives, policies and restrictions, their expenses, the risks attendant therein, and aspects of their operation.

                              Possible Conflicts
                              ------------------

1.     MML Trust
       ---------

Assets of registered variable life separate investment accounts of MassMutual and its wholly-owned subsidiary, MML Bay State Life Insurance Company ("MML Bay State") are invested in the MML Funds. Because registered variable annuity separate investment accounts of MassMutual and MML Bay State are also invested in the MML Funds, it is possible that material conflicts could arise between owners of the Contracts and owners of variable life insurance policies funded by the various life separate accounts. Possible conflicts could arise if: (i) state insurance regulators should disapprove of or require changes in investment policies, investment advisers or principal underwriters, or if MassMutual should be permitted to act contrary to actions approved by holders of the variable life insurance policies under rules of the SEC; (ii) adverse tax treatment of the Contracts or other variable contracts would result from using the same Funds;
(iii) different investment strategies would be more suitable for the Contracts than for other variable contracts; or (iv) state insurance laws or regulations or other applicable laws would prohibit the funding of variable annuity separate accounts and variable life separate accounts by the same MML Funds. The Board of Trustees of the MML Trust will follow monitoring procedures which have been developed to determine whether material conflicts have arisen. Such Board will have a majority of Trustees who are not interested persons of the MML Trust, and determinations whether or not a material conflict exists will be made by a majority of such disinterested Trustees. If a material irreconcilable conflict exists, MassMutual and MML Bay State will take such action at their own expense as may be required to cause MassMutual's and MML Bay State's variable life separate accounts to be invested solely in shares of mutual funds which offer their shares exclusively to variable life insurance separate accounts, unless, in certain cases, the holders of both the variable life insurance policies and the variable annuity contracts vote not to effect such segregation.

2.     Oppenheimer Trust
       -----------------

The Oppenheimer Trust was established for use as an investment vehicle by variable contract separate accounts such as the Separate Accounts. Accordingly, it is possible that a material irreconcilable conflict may develop between the interests of Contract Owners and other separate accounts investing in the Oppenheimer Trust. The Board of Trustees of the Oppenheimer Trust (the "Board") will monitor the Oppenheimer Funds for the existence of any such conflicts. If it is determined that a conflict exists, the Board will notify MassMutual and appropriate action will be taken to eliminate such irreconcilable conflict. Such steps may include: (1) withdrawing the assets allocable to some or all of the separate accounts from the particular Oppenheimer Fund and reinvesting such assets in a different investment medium, including (but not limited to) another Oppenheimer Fund; (2) submitting the question to whether such segregation should be implemented to a vote of all affected Contract Owners; and (3) establishing a new registered management investment company or managed separate account.

                            Assignment of Contract
                            ----------------------

MassMutual will not be charged with notice of any assignment of a Contract or of the interest of any beneficiary or of any other person unless the assignment is in writing and MassMutual receives at its Service Center a true copy thereof. MassMutual assumes no responsibility for the validity of any assignment.

While the Contracts are generally assignable, all non-tax qualified Contracts must carry a non-transferability endorsement which precludes their assignment. For qualified Contracts, the following exceptions and provisions should be noted:

     (1) No person entitled to receive annuity payments under a Contract or part or all of the Contract's value will be permitted to commute, anticipate, encumber, alienate or assign such amounts, except upon the written authority of the Contract Owner given during the Annuitant's lifetime and received in good order by MassMutual at its Service Center. To the extent permitted by law, no Contract nor any proceeds or interest payable thereunder will be subject to the Annuitant's or any other person's debts, contracts or engagements, nor to any levy or attachment for payment thereof;

     (2) If an assignment of a Contract is in effect on the maturity date, MassMutual reserves the right to pay to the assignee in one sum the amount of the Contract's maturity value to which he is entitled, and to pay any balance of such value in one sum to the Contract Owner, regardless of any payment options which the Contract Owner may have elected. Moreover, if an assignment of a Contract is in effect at the death of the Annuitant or Owner prior to the maturity date, MassMutual will pay to the assignee in one sum, to the extent that he or she is entitled, the death benefit available under the Contract. Please consult The Death Benefit section of the prospectus for more information;
               -----------------

     (3) Contracts used in connection with annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("tax-sheltered annuities" or "TSAs") must be endorsed to provide that they are non-transferable; and

     (4) Contracts issued under a plan for an Individual Retirement Annuity pursuant to Section 408 of the Code must be endorsed to provide that they are non-transferable. Such Contracts may not be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose by the Annuitant to any person or party other than MassMutual, except to a former spouse of the Annuitant in accordance with the terms of a divorce decree or other written instrument incident to a divorce.

Assignments may be subject to federal income tax.

                          RESTRICTIONS ON REDEMPTION

Redemptions of TSAs may be restricted as required by Section 403(b) (11) of the Internal Revenue Code (see, "Tax-Sheltered Annuity Redemption Restrictions" in the prospectus for details). In restricting any such redemption, MassMutual relies on the relief from sections 22(e), 27(c) and 27(d) of the Investment Company Act of 1940 granted in American Council of Life Insurance [1988 Transfer Binder] Fed. Sec. L. Rep (CCH) 78,904 (November 22, 1988) (the "No Action Letter"). In relying on such relief, MassMutual hereby represents that it complies with the provisions of paragraphs (1) - (4) as set forth in the No Action Letter.

                     SERVICE ARRANGEMENTS AND DISTRIBUTION

                            Independent Accountants
                            -----------------------

The financial statements of the Separate Account and the statutory financial statements of MassMutual included in this Statement of Additional Information have been included herein in reliance on the reports of Coopers & Lybrand L.L.P., Springfield, Massachusetts 01101, independent accountants, given on the authority of that firm as experts in accounting and auditing. Coopers & Lybrand's report on the statutory financial statements of MassMutual includes explanatory paragraphs relating to the use of statutory accounting practices rather than generally accepted accounting principles.

                        Distribution and Administration
                        -------------------------------

MML Distributors, LLC ("MML Distributors"), a wholly-owned subsidiary of MassMutual, is the principal underwriter for the contract pursuant to an Underwriting and Servicing Agreement among MassMutual, MML Distributors and the Separate Account. MML Investors Services, Inc. ("MMLISI"), also a wholly-owned subsidiary of MassMutual, serves as co-underwriter for the Contract.

MML Distributors may enter into selling agreements with other broker-dealers which are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. ("selling brokers"). The Contract is sold through agents who are licensed by state insurance department officials to sell the Contract. These agents are also registered representatives of selling brokers or MMLISI. The Contract will be offered on a continuous basis in certain states where MassMutual has the authority to write variable annuity business and the Contract has been approved.

Pursuant to the Underwriting and Servicing Agreement, both MML Distributors and MMLISI will receive compensation for their activities as underwriters for each Separate Account. Compensation paid to MMLISI in 1997 was $5,000. Compensation paid to MML Distributors in 1997 was $58,750. Commissions will be paid through MMLISI and MML Distributors to agents and selling brokers for selling the Contracts. During 1997, 1996 and 1995, such payments amounted to $9,141,308, $10,362,608, and $2,899,557 respectively.

An Administration Agreement entered among MassMutual, MML Bay State Life Insurance Company and ALLIANCE-ONE Services, L.P. ("ALLIANCE-ONE") provides that ALLIANCE-ONE provides: all services required for the administration of those Contracts which depend in whole or in part on the investment performance of the Separate Account. Additionally, pursuant to such Agreement, ALLIANCE-ONE keeps such other records as may be mandated by state and federal laws and regulations. ALLIANCE-ONE operates MassMutual's Service Center and responds to Contract Owner inquiries concerning the status of their Contracts at 301 West 11th St., Kansas City, MO 64105, (800) 258-4511 or P.O. Box 419607,
Kansas City, MO 64141-1007.

However, the Administration Agreement will terminate on June 30, 1998. On July 1, 1998 the Service Center will be relocated and MassMutual will assume responsibility for all administrative functions. MassMutual will process all business transactions, maintain all records and respond to Contract Owner inquiries at the Annuity Service Center, H564, P.O. Box 9067, Springfield, MA 01102-9067, (800) 258-4511.

The offering of the Contracts is continuous.

                     Purchase of Securities Being Offered
                     ------------------------------------

Interests in the Separate Account are sold to Contract Owners as accumulation units. Charges associated with such securities are discussed in the Charges and
                                                                    -----------
Deductions Section of the prospectus for the Contract. The Contract does not
----------
offer any special purchase plan or exchange program not discussed in the prospectus. (For a discussion of instances when sales charges will be waived, see Contingent Deferred Sales Charges Section of the prospectus.)
    ---------------------------------

            CONTRACT VALUE CALCULATIONS FOR AMOUNTS ALLOCATED TO AN
                   INVESTMENT DIVISION OF A SEPARATE ACCOUNT

                       The Accumulation (Pay-In) Period
                       --------------------------------
              Valuation Date, Valuation Time and Valuation Period
              ---------------------------------------------------

Each day on which the net asset value of the shares of any of the Funds is determined is a "Valuation Date." The value of shares of the Funds held in the Separate Account is determined as of the "Valuation Time," which is the time of the close of trading on the New York Stock Exchange (currently 4:00 p.m. New York time) on a Valuation Date. A "Valuation Period" is the period, consisting of one or more days, from one Valuation Time to the next succeeding Valuation Time.

                            Accumulation Unit Value
                            -----------------------

The value of an Accumulation Unit (the "Accumulation Unit Value") for each Division of the Separate Account will vary from Valuation Date to Valuation Date. The initial Accumulation Unit Value for each Division was set at $1.000000. The Accumulation Unit Value for each Division on any date thereafter is equal to the product of the "Net Investment Factor" for that Division (as defined below) for the Valuation Period which includes such date and the Accumulation Unit Value for that Division on the preceding Valuation Date.

                 Purchase of Accumulation Units in a Division
                 --------------------------------------------
                             of a Separate Account
                             ---------------------

You may allocate purchase payments among the investment Divisions of the Separate Account and to the Fixed Account, where available. At the end of each Valuation Period MassMutual will apply your purchase payment (after deducting any applicable premium taxes) to each Separate Account Division that you have allocated in order to purchase Accumulation Units of the designated Division(s). These Accumulation Units will be used in determining the value of amounts in the Separate Account credited to the Contract on or prior to the maturity date and the amount of variable annuity benefits at maturity. The value of the Accumulation Units in each Division will vary with and will reflect the investment performance and expenses of that Division (which in turn will reflect the investment performance of the corresponding Fund in which the assets of the Division are invested), any applicable taxes and the applicable Asset Charge.

The Accumulation Unit Value is determined as of the Valuation Time. Provided that the Contract application is complete, Accumulation Units are purchased at their Accumulation Unit Value within two days of the date a purchase payment is received in good order in the mail or by wire transfer at the Service Center. If the date of receipt is not a Valuation Date, or if the purchase payment is received after the Valuation Time or other than by mail or wire transfer, the value of the Accumulation Units purchased will be determined within two days of the next Valuation Time following the date the payment is received. If an initial purchase payment is not applied within five business days after receipt (due to incomplete or ambiguous Application information, for example) the payment amount will be refunded unless specific consent to retain the payment for a longer period is obtained from the prospective purchaser. For subsequent purchase payments, the Valuation Date will be the date which is on or next follows the date of receipt.

Amounts allocated to a Fixed Account will earn interest at a Guaranteed Rate for the Guarantee Period. If, however, a Contract Owner redeems amounts held in the Fixed Account, or transfers such sums before the Expiration Date of the selected Accumulated Amount, such sums will be subject to a Market Value Adjustment ("MVA"). The application of the MVA may operate to provide a yield which is less than the return generated pursuant to the Guarantee Rate. If an applicable Segment is not available, then the formula used to calculate the Guaranteed Rate available as of the effective date of the application of the MVA (referred to as "j" in the formula described in the Market Value Adjustment section of the
                                    -----------------------
prospectus) will be determined by interpolation or extrapolation of the Guaranteed Rates for the Segments then available. (Please consult the prospectus for the Fixed Account for more information).

                             Net Investment Factor
                             ---------------------

The Net Investment Factor for each Division for any Valuation Period is equal to the sum of the Gross Investment Rate for that Division (as defined below) for the Valuation Period and 1.000000, decreased by the applicable Asset Charge. The Net Investment Factor may be greater than or less than 1.000000.

                             Gross Investment Rate
                             ---------------------

The Gross Investment Rate for each Division of the Separate Account is equal to the net earnings of that Division during the Valuation Period, divided by the value of the net assets of that Division at the beginning of the Valuation Period. The net earnings of the Division is equal to the accrued investment income and capital gains and losses (realized and unrealized) of that Division and an adjustment for taxes paid or provided for. The Gross Investment Rate will be determined in accordance with generally accepted accounting principles and applicable laws, rules and regulations. The Gross Investment Rate may be positive or negative.

The policy of the Separate Account is to take dividends and capital gain distributions on shares of the Funds held by the Separate Account in additional shares and not in cash.

See the General Formulas section below for the general formulas which may be
        ----------------
used to compute the value of an Accumulation Unit for any Division of the Separate Account, and for an explanation of how a hypothetical illustration using such formulas may be developed.

                         The Annuity (Pay-Out) Period
                         ----------------------------

When your Contract approaches its maturity date, you may choose to have the Maturity Value of the Contract provide you at maturity with either Fixed Income payments (referred to as the "Fixed Income Option" in your Contract), Variable Monthly Income payments [referred to as the "Variable Monthly Income Option" in your Contract], or a combination of the two. You also may elect to receive the Maturity Value in one lump sum. Fixed or Variable Monthly Income payments may be received under several different payment options. If you have made no election within 30 days prior to the maturity date, the Contract will provide you with the automatic payment of a Variable Monthly Income under a life income option with payments guaranteed for 10 years.

                                  Fixed Income
                                  ------------

If you select a Fixed Income, then each annuity payment will be for a fixed-dollar amount and will not vary with or reflect the investment performance of the Separate Account or its Divisions. For further information regarding the type of annuity benefit and the payment options available thereunder, You should refer to your Contract.

                            Variable Monthly Income
                            -----------------------

If you select a Variable Monthly Income, then each annuity payment will be based upon the value of the Annuity Units. This value will vary with and reflect the investment performance of each Division to which Annuity Units are credited. The number of Annuity Units will not vary, but will remain fixed during the annuity period unless a Contract Owner makes transfers to another Division or a joint and survivor Payment Option with reduced survivor income (as described in the Prospectus). Variable Monthly Income payments will be made by withdrawal of assets from the Separate Account.

                      Annuity Units and Monthly Payments
                      ----------------------------------

The number of Annuity Units in each Division to be credited to a Contract is determined in the following manner. First, the value of amounts attributable to a Contract for each Division of the Separate Account is determined by multiplying the number of Accumulation Units credited to a Division on the maturity date of the Contract by the Accumulation Unit Value of that Division on the Payment Calculation Date for the first Variable Monthly Income payment. Such value is then multiplied by the "purchase rate" (as defined below) to determine the amount of the first Variable Monthly Income payment attributable to each Division. Finally, the amount of the first Variable Monthly Income payment attributable to each Division is divided by the Annuity Unit Value for that Division on the Payment Calculation Date for such payment to determine the number of Annuity Units for that Division.

The dollar amount of each Variable Monthly Income payment (other than the first payment under a Contract) is equal to the sum of the products obtained by multiplying the number of Annuity Units in each Division credited to the Contract by their value (the "Annuity Unit Value") on the Payment Calculation Date.

                                 Purchase Rate
                                 -------------

The purchase rate for each Division is the amount of Variable Monthly Annuity payment purchased by each $1,000 applied to that Division. The purchase rates which will be applied will be those specified in the Contract or those in use by MassMutual when the first Variable Monthly Income payment is due, whichever provides the higher income. The purchase rate will differ according to the payment option elected. Such rate takes into account the age and year of birth of the Annuitant or Annuitants. The sex of the Annuitant or Annuitants will also be considered unless the Contract is issued on a unisex basis, including cases issued in connection with an employer-sponsored plan covered by the United States Supreme Court case of Arizona Governing Committee v. Norris.
                             -------------------------------------

                           Assumed Investment Rates
                           ------------------------

The Assumed Investment Rate for each Separate Account Division will be 4% per annum unless a lower rate is required by state law. The Assumed Investment Rate will affect the amount by which Variable Monthly Income payments will vary from month to month. If the actual net investment performance for a Division for the period between the date any Variable Monthly Income payment is determined and the date the next Variable Monthly Income payment is determined is equivalent on an annual basis to an investment return at the Assumed Investment Rate, then the amount of the next payment attributable to that Division will be equal to the amount of the last payment. If such net investment performance for a Division is equivalent to an investment return greater than the Assumed Investment rate, the next payment attributable to that Division will be larger than the last; if such net investment performance for a Division is equivalent to a return smaller than the Assumed Investment Rate, then the next payment attributable to that Division will be smaller than the last.

                              Annuity Unit Value
                              ------------------

The Annuity Unit Value for a Division depends on the Assumed Investment Rate and on the Net Investment Factor for that Division. On the inception date of the Contract, the initial Annuity Unit Value for each Division was set at $1.000000. An Annuity Unit Value for a Division on any date thereafter is equal to the Net Investment Factor for the Valuation Period which includes such date divided by the sum of 1.000000 plus the rate of interest for the number of days in such Valuation Period at an effective annual rate equal to the Assumed Investment Rate, and multiplied by the Annuity Unit Value for the Division on the preceding Valuation Date.

                               General Formulas
                               ----------------

           General Formulas to Determine Accumulation Unit Value and
           ---------------------------------------------------------
          Annuity Unit Value for any Division of the Separate Account
          -----------------------------------------------------------

Gross Investment         =  Net Earnings during Valuation Period
Rate                        ------------------------------------
                            Value of Net Assets at beginning of Valuation Period



Net Investment           =  Gross Investment Rate + 1.000000 -
Factor                      Asset Charge

Accumulation             =  Accumulation Unit Value on Preceding
Unit Value                  Valuation Date X Net Investment Factor

Annuity Unit Value       =  Annuity Unit Value on Preceding
                            Valuation Date X Net Investment Factor
                            --------------------------------------
                            1.000000 + rate of interest for number of days in current Valuation Period at Assumed
                            Investment Rate

                  Illustration of Computation of Accumulation
                  -------------------------------------------
               and Annuity Unit Value Using Hypothetical Example
               -------------------------------------------------

The above computations may be illustrated by the following hypothetical example:
Assume that the net earnings of the Division for the Valuation Period were $11,760; that the value of net assets at the beginning of the Valuation Period was $30,000,000; that the Asset Charge was .000038 per day; that the values of an Accumulation Unit and an Annuity Unit in the Division of the Separate Account on the preceding Valuation Date were $1.135000 and $1.067000, respectively, that the corresponding Assumed Investment Rate was 4% and that the Valuation Period was one day.

The Gross Investment Rate for the Valuation Period would be .000392 ($11,760 divided by $30,000,000). The Net Investment Factor would be 1.000354 (.000392 plus 1.000000 minus .000038). The new Accumulation Unit Value would be $1.1354 ($1.135000 x 1.000354). At an effective annual rate of 4%, the rate of interest for one day is .000107, and the new Annuity Unit Value would be $1.0673 ($1.067000 x 1.000354 divided by 1.000107).

             General Formulas to Determine Variable Monthly Income
             -----------------------------------------------------
         Payments and Number of Annuity Units for any Division of the
         ------------------------------------------------------------
                               Separate Account
                               ----------------

First Variable                 =  Accumulation Units Applied X Accumulation
Monthly Annuity                   Unit Value on Payment Calculation Date for
Payment                           First Variable Monthly Annuity Payment X
                                  Purchase Rate

Number of Annuity              =  First Variable Monthly Annuity Payment
Units                             --------------------------------------
                                  Annuity Unit Value on Payment Calculation
                                  Date for First Variable Monthly Income Payment

Amount of Subsequent           =  Number of Annuity Units X Annuity Unit
Variable Monthly                  Value on the Applicable Payment
Annuity Payments                  Calculation Date

            Illustration of Computation of Variable Monthly Income
            ------------------------------------------------------
              Payments for a Contract Using Hypothetical Example
              --------------------------------------------------

The above computations may be illustrated by the following hypothetical example:
Assume that 35,000 Accumulation Units in a Division of the Separate Account were to be applied; that the purchase rate for the Assumed Investment Rate and payment option elected was $5.65 per $1,000; that the Accumulation Unit Value of such Division on the Payment Calculation Date for the first Variable Monthly Income payment was $1.350000; and that the Annuity Unit Value of such Division on the Payment Calculation Date for the first Variable Monthly Income was $1.200000 and for the second Variable Monthly Income payment was $1.20050.

The first Variable Monthly Income payment would be $266.96 (35,000 X 1.350000 X
 .005650). The number of Annuity Units of such Division credited would be 222.467 ($266.96 divided by $1.200000). The amount of the second Variable Monthly Income payment would be $267.07 (222.467 X $1.200500). If the Contract has Annuity
Units credited in more than one Division of a Separate Account, the above computation would be made for each Division and the Variable Monthly Income Payment would be equal to the sum thereof.

                             PERFORMANCE MEASURES

MassMutual may show the performance for the Divisions of the Separate Account in the following ways:

                   Standardized Average Annual Total Return
                   ----------------------------------------

MassMutual will show the "SEC Average Annual Total Return," formulated as prescribed by the rules of the SEC, for each Division of the Separate Account which has been in existence for more than one year. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects a deduction for the contingent deferred sales charge, the annual administrative charge and all other Fund, Separate Account and Contract level charges except premium taxes, if any. The annual administrative charge will be apportioned among the Divisions of the Separate Account based upon the percentages of in force Contracts investing in each of the Divisions. For any Division which has been in existence for less than one year, MassMutual will show the aggregate total return from the inception of the Division within the Separate Account to the end of the period. This aggregate total return will reflect the change in unit value and a deduction for the contingent deferred sales charge. The Company may choose to show Standardized Average Annual Total Returns based on inception of the underlying Fund.

For Divisions of the Separate Account which have been in existence for less that one year. MassMutual will show the aggregate total return as permitted by the SEC. The aggregate total return assumes a single one thousand dollar payment made at the beginning of the period and full redemption at the end of the period. It reflects the change in unit value and deduction of the contingent deferred sales charge.

The following table shows the Total Return for the Divisions of the Separate Account for the period ending December 31, 1997.


                                                       1 Year    Since Inception
                                                       ------    ---------------
MML Equity                                             21.34%        22.75%
MML Managed Bond                                       -3.00          7.98
MML Blend                                              13.79         15.98
Opp Global Securities                                  15.35          8.30
Opp Capital Appreciation*                               4.45         17.62
Opp Growth                                             19.08         24.59
Opp Multiple Strategies                                10.03         14.10
Opp High Income                                         5.09         11.59
Opp Bond                                                2.34          7.08
Opp Strategic Bond                                      1.45          8.10
Opp Growth & Income                                    24.74         33.75

*This Division will be known as the Oppenheimer Aggressive Growth Division once necessary regulatory approvals are obtained.

                        Additional Performance Measures
                        -------------------------------

The performance figures discussed below may be calculated on the basis of the historical performance of the Funds, and may assume the Contracts were in existence prior to their inception date, (which they were not). Beginning the date the Contracts became available, actual Accumulation Unit values are used for the calculations. These returns may be based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses, MML Trust expenses, Oppenheimer Trust expenses, and the annual Administrative Charge. They do not include contingent deferred sales charges or premium taxes (if any), which if included would reduce the percentages reported.

The difference between the first set of additional performance measures, ANNUALIZED RETURNS on Accumulation Unit Values, and the second set, the NON-STANDARDIZED ANNUAL and AVERAGE ANNUAL TOTAL RETURNS, is that the second set includes the deduction of the annual Administrative Charge, whereas the first set does not.

                           ACCUMULATION UNIT VALUES
                              ANNUALIZED RETURNS

The ANNUALIZED RETURN, or average annual change in Accumulation Unit values, may be shown with respect to one or more periods. For one year, the Annualized Return is the effective annual rate of return. For periods greater than one year, the Annualized Return will be the effective annual compounded rate of return for the periods stated. Since the value of an Accumulation Unit reflects the expenses of the Separate Account and Trusts (See Table of Fees and Expenses of the Prospectus), the Annualized Returns also reflect these expenses. These percentages, however, do not reflect contingent deferred sales charge or premium taxes (if any), which if included would reduce the percentages that MassMutual reports.

                   Annualized Accumulation Unit Value Return
                          For Periods Ending 12/31/97

                                                                                     Since
                                1 Year       5 Years     10 Years      3 Years     Inception
                                ------       -------     --------      -------     ---------
MML Equity                      26.88%       16.64%       14.84%       24.87%
MML Managed Bond                 8.43         6.31         7.58         9.07
MML Blend                       19.28        12.25        12.12        17.70
Opp Global Securities           21.05        17.18          N/A        12.27        10.71%
Opp Capital Appreciation*       10.17        14.33        14.62        19.52
Opp Growth                      24.99        16.99        15.07        27.68
Opp Multiple Strategies         15.64        11.76        11.19        16.40
Opp High Income                 10.70        12.19        12.74        14.33
Opp Bond                         7.78         6.74         7.99         8.73
Opp Strategic Bond               7.23          N/A          N/A        10.48         6.16
Opp Growth Income               30.73          N/A          N/A          N/A        35.25

* This division will be known as the Oppenheimer Aggressive Growth Division once necessary regulatory approvals are obtained.

The NON-STANDARDIZED ANNUAL TOTAL RETURN and the NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN reflect a deduction for the Annual Administrative Charge as well as reflecting deductions for the Separate Account expenses and the expenses of the Trusts. They are based on specified premium patterns which produce the resulting Accumulated Values. They do not include Sales Charges or premium taxes (if any), which would reduce the percentages reported.

The NON-STANDARDIZED ANNUAL TOTAL RETURN for a Division of the Separate Account is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period had the division been in existence.

The NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN for a Division of the Separate Account is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

Note: The NON-STANDARDIZED ANNUAL TOTAL RETURN will be less than the NON-STANDARDIZED ANNUALIZED RETURN on Accumulation Unit values for the same period due to the effect of the annual Administrative Charge. Additionally, the magnitude of this difference will depend on the size of the Accumulated Value from which the annual Administrative Charge is deducted.

The performance figures discussed above reflect historical results of the Funds and are not intended to indicate or to predict future performance.

Performance information for the Separate Account Divisions may be: (a) compared to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc. a nationally recognized independent reporting service or a similar services that rank mutual funds and other investment companies by overall performance, investment objectives and assets;
(b) tracked by other ratings services, companies, publications or persons who rank separate accounts or other investment products on overall performance or other criteria; and (c) included in data bases that can be used to produce reports and illustrations by organizations such as CDA Wiesenberger. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

                           YIELD AND EFFECTIVE YIELD

MassMutual may show yield and effective yield figures for the MML Money Market and Oppenheimer Money Divisions of the Separate Account. "Yield" refers to the income generated by an investment in either money market Division over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective" yield is calculated similarly but, when annualized, the income earned by an investment in a money market division is assumed to be re-invested. Therefore the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures will reflect a deduction for Fund, Separate Account, and certain Contract level charges and the Annual Administrative Charge assuming such contract remains in force. The Administrative Charge is based on a hypothetical contract where such charge is applicable. These figures do not reflect the Sales charge or premium taxes (if any), which if included would reduce the yields.

The following tables show the 7-day Yield and Effective Yield for the MML Money Market Division and the Oppenheimer Money Division of the Separate Account for the periods ended December 31, 1997:

                                                  MML              Oppenheimer
                                              Money Market            Money
   Yield                                         3.82%                3.09%
   Effective Yield                               3.90                 3.14

After administrative fee deduction (0.06%)

   Yield                                         3.76%                3.03%
   Effective Yield                               3.84                 3.08

                      LIFETRUST HYPOTHETICAL PROJECTIONS
                      ----------------------------------

                OPPENHEIMER GLOBAL SECURITIES
                -----------------------------
        $10,000 purchase payment made December 31, 1990

                        Values prior to current                      Non-Standardized
                        year's purchase payment                     ------------------
                        -----------------------                     One        Average
                                                                    Year        Annual
                               Cumulative        Accumulated       Total        Total
          Date                  Payments           Value           Return       Return
--------------------------------------------------------------------------------------
        12/31/91                $10,000           $10,165          1.65%         1.65%
        12/31/92                $10,000            $9,281         -8.69%        -3.66%
        12/31/93                $10,000           $15,558         67.64%        15.87%
        12/31/94                $10,000           $14,434         -7.23%         9.61%
        12/31/95                $10,000           $14,524          0.62%         7.75%
        12/31/96                $10,000           $16,809         15.73%         9.04%
        12/31/97                $10,000           $20,317         20.87%        10.66%

                OPPENHEIMER CAPITAL APPRECIATION
                --------------------------------
        $10,000 purchase payment made December 31, 1987

                        Values prior to current                     Non-Standardized
                        year's purchase payment                   ---------------------
                        -----------------------                    One          Average
                                                                   Year         Annual
                               Cumulative       Accumulated       Total         Total
          Date                  Payments           Value          Return        Return
---------------------------------------------------------------------------------------
        12/31/88                $10,000           $11,154         11.54%        11.54%
        12/31/89                $10,000           $14,001         25.53%        18.32%
        12/31/90                $10,000           $11,454        -18.19%         4.63%
        12/31/91                $10,000           $17,445         52.31%        14.93%
        12/31/92                $10,000           $19,825         13.65%        14.67%
        12/31/93                $10,000           $24,861         25.40%        16.39%
        12/31/94                $10,000           $22,625         -8.99%        12.37%
        12/31/95                $10,000           $29,552         30.61%        14.50%
        12/31/96                $10,000           $34,997         18.42%        14.93%
        12/31/97                $10,000           $38,528         10.09%        14.44%

                OPPENHEIMER GROWTH
                ------------------
        $10,000 purchase payment made December 31, 1987

                         Values prior to current                      Non-Standardized
                         year's purchase payment                    --------------------
                         -----------------------                    One          Average
                                                                    Year          Annual
                               Cumulative        Accumulated        Total         Total
          Date                  Payments           Value            Return        Return
----------------------------------------------------------------------------------------
        12/31/88                $10,000           $12,010           20.10%        20.10%
        12/31/89                $10,000           $14,606           21.62%        20.86%
        12/31/90                $10,000           $13,190           -9.70%         9.67%
        12/31/91                $10,000           $16,299           23.57%        12.99%
        12/31/92                $10,000           $18,377           12.75%        12.94%
        12/31/93                $10,000           $19,405            5.59%        11.68%
        12/31/94                $10,000           $19,291           -0.59%         9.84%
        12/31/95                $10,000           $25,980           34.67%        12.68%
        12/31/96                $10,000           $32,058           23.39%        13.82%
        12/31/97                $10,000           $40,039           24.90%        14.88%

                OPPENHEIMER MULTIPLE STRATEGIES
                -------------------------------
        $10,000 purchase payment made December 31, 1987

                         Values prior to current                      Non-Standardized
                         year's purchase payment                    --------------------
                         -----------------------                    One          Average
                                                                    Year          Annual
                               Cumulative       Accumulated         Total         Total
          Date                  Payments           Value            Return        Return
----------------------------------------------------------------------------------------
        12/31/88                $10,000           $12,015           20.15%        20.15%
        12/31/89                $10,000           $13,685           13.90%        16.98%
        12/31/90                $10,000           $13,208           -3.49%         9.72%
        12/31/91                $10,000           $15,270           15.62%        11.16%
        12/31/92                $10,000           $16,383            7.29%        10.38%
        12/31/93                $10,000           $18,702           14.15%        11.00%
        12/31/94                $10,000           $18,053           -3.47%         8.81%
        12/31/95                $10,000           $21,582           19.55%        10.09%
        12/31/96                $10,000           $24,556           13.78%        10.50%
        12/31/97                $10,000           $28,368           15.52%        10.99%

                OPPENHEIMER HIGH INCOME
                -----------------------
        $10,000 purchase payment made December 31, 1987

                         Values prior to current                      Non-Standardized
                         year's purchase payment                    --------------------
                         -----------------------                    One          Average
                                                                    Year          Annual
                               Cumulative       Accumulated         Total         Total
          Date                  Payments           Value            Return        Return
----------------------------------------------------------------------------------------
        12/31/88                $10,000           $11,367           13.67%        13.67%
        12/31/89                $10,000           $11,722            3.12%         8.27%
        12/31/90                $10,000           $12,067            2.94%         6.46%
        12/31/91                $10,000           $15,904           31.80%        12.30%
        12/31/92                $10,000           $18,464           16.09%        13.05%
        12/31/93                $10,000           $22,972           24.42%        14.87%
        12/31/94                $10,000           $21,903           -4.66%        11.85%
        12/31/95                $10,000           $25,977           18.60%        12.67%
        12/31/96                $10,000           $29,502           13.57%        12.77%
        12/31/97                $10,000           $32,628           10.60%        12.55%

                OPPENHEIMER BOND
                ----------------
        $10,000 purchase payment made December 31, 1987

                         Values prior to current                      Non-Standardized
                         year's purchase payment                    --------------------
                         -----------------------                    One          Average
                                                                    Year          Annual
                               Cumulative       Accumulated         Total         Total
          Date                  Payments           Value            Return        Return
----------------------------------------------------------------------------------------
        12/31/88                $10,000           $10,715            7.15%         7.15%
        12/31/89                $10,000           $11,944           11.47%         9.29%
        12/31/90                $10,000           $12,681            6.17%         8.24%
        12/31/91                $10,000           $14,679           15.76%        10.07%
        12/31/92                $10,000           $15,386            4.82%         9.00%
        12/31/93                $10,000           $17,120           11.27%         9.37%
        12/31/94                $10,000           $16,525           -3.48%         7.44%
        12/31/95                $10,000           $19,041           15.22%         8.38%
        12/31/96                $10,000           $19,649            3.20%         7.79%
        12/31/97                $10,000           $21,148            7.62%         7.78%

                OPPENHEIMER STRATEGIC BOND
                --------------------------
        $10,000 purchase payment made December 31, 1993

                         Values prior to current                      Non-Standardized
                         year's purchase payment                    --------------------
                         -----------------------                    One          Average
                                                                    Year          Annual
                               Cumulative        Accumulated        Total         Total
          Date                  Payments           Value            Return        Return
----------------------------------------------------------------------------------------
        12/31/94                $10,000            $9,458           -5.42%        -5.42%
        12/31/95                $10,000           $10,730           13.44%         3.58%
        12/31/96                $10,000           $11,831           10.26%         5.77%
        12/31/97                $10,000           $12,657            6.98%         6.07%

                OPPENHEIMER GROWTH AND INCOME
                -----------------------------
        $10,000 purchase payment made December 31, 1995

                         Values prior to current                      Non-Standardized
                         year's purchase payment                    --------------------
                         -----------------------                    One          Average
                                                                    Year          Annual
                               Cumulative       Accumulated         Total         Total
          Date                  Payments           Value            Return        Return
----------------------------------------------------------------------------------------
        12/31/96                $10,000           $13,043           30.43%        30.43%
        12/31/97                $10,000           $17,022           30.50%        30.47%

        MML BLEND
        ---------
$10,000 purchase payment made December 31, 1987


             Values prior to current                          Non-Standardized
             year's purchase payment                         -------------------
             -----------------------                         One         Average
                                                             Year         Annual
                       Cumulative       Accumulated          Total        Total
 Date                   Payments           Value            Return        Return
--------------------------------------------------------------------------------
12/31/88                $10,000           $11,153           11.53%        11.53%
12/31/89                $10,000           $13,163           18.03%        14.73%
12/31/90                $10,000           $13,258            0.72%         9.86%
12/31/91                $10,000           $16,183           22.06%        12.79%
12/31/92                $10,000           $17,421            7.65%        11.74%
12/31/93                $10,000           $18,815            8.00%        11.11%
12/31/94                $10,000           $18,983            0.89%         9.59%
12/31/95                $10,000           $23,057           21.46%        11.01%
12/31/96                $10,000           $25,885           12.27%        11.15%
12/31/97                $10,000           $30,845           19.16%        11.92%


        MML BOND
        --------
$10,000 purchase payment made December 31, 1987

               Values prior to current                        Non-Standardized
               year's purchase payment                      --------------------
               -----------------------                      One          Average
                                                            Year          Annual
                      Cumulative         Accumulated        Total         Total
  Date                 Payments            Value            Return        Return
--------------------------------------------------------------------------------
12/31/88                $10,000           $10,534            5.34%         5.34%
12/31/89                $10,000           $11,690           10.98%         8.12%
12/31/90                $10,000           $12,463            6.61%         7.62%
12/31/91                $10,000           $14,307           14.80%         9.37%
12/31/92                $10,000           $15,110            5.61%         8.61%
12/31/93                $10,000           $16,629           10.06%         8.85%
12/31/94                $10,000           $15,751           -5.28%         6.71%
12/31/95                $10,000           $18,481           17.33%         7.98%
12/31/96                $10,000           $18,790            1.67%         7.26%
12/31/97                $10,000           $20,344            8.27%         7.36%

        MML EQUITY
        ----------
$10,000 purchase payment made December 31, 1987


             Values prior to current                          Non-Standardized
             year's purchase payment                        --------------------
             -----------------------                        One          Average
                                                            Year          Annual
                       Cumulative       Accumulated         Total         Total
  Date                  Payments           Value            Return        Return
--------------------------------------------------------------------------------
12/31/88                $10,000           $11,476           14.76%        14.76%
12/31/89                $10,000           $13,894           21.07%        17.87%
12/31/90                $10,000           $13,600           -2.11%        10.79%
12/31/91                $10,000           $16,810           23.60%        13.86%
12/31/92                $10,000           $18,283            8.76%        12.83%
12/31/93                $10,000           $19,714            7.83%        11.98%
12/31/94                $10,000           $20,209            2.51%        10.57%
12/31/95                $10,000           $26,115           29.23%        12.75%
12/31/96                $10,000           $30,947           18.50%        13.37%
12/31/97                $10,000           $39,237           26.78%        14.65%

Report Of Independent Accountants

To the Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 3 and the Board of Directors of Massachusetts Mutual Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Massachusetts Mutual Variable Annuity Separate Account 3 (comprising, respectively, MML Equity Division, MML Money Market Division, MML Managed Bond Division, MML Blend Division, Oppenheimer Money Division, Oppenheimer High Income Division, Oppenheimer Bond Division, Oppenheimer Capital Appreciation Division, Oppenheimer Growth Division, Oppenheimer Multiple Strategies Division, Oppenheimer Global Securities Division, Oppenheimer Strategic Bond Division and Oppenheimer Growth & Income Division the "Divisions") as of December 31, 1997, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period the ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of December 31, 1997, by examination of the records of MML Series Investment Fund and by confirmation with Oppenheimer Variable Account Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Massachusetts Mutual Variable Annuity Separate Account 3 as of December 31, 1997, the results of their operations for the year then ended and the changes in their net assets each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                          Coopers & Lybrand L.L.P.

Springfield, Massachusetts
February 3, 1998

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

                                                    MML           MML                                    Oppenheimer
                                      MML          Money        Managed         MML       Oppenheimer       High       Oppenheimer
                                     Equity        Market        Bond          Blend          Money        Income         Bond
                                    Division      Division      Division      Division      Division      Division      Division
                                -------------- ------------- ------------- ------------- ------------- -------------- -------------
ASSETS
Investments
  Number of shares (Note 2)           363,909     8,048,210       192,069       342,504     9,565,426      1,820,612       367,969
                                -------------- ------------- ------------- ------------- ------------- -------------- -------------
  Identified cost (Note 3B)      $ 11,931,639   $ 8,048,210   $ 2,340,649   $ 7,977,096   $ 9,565,426   $ 20,505,274   $ 4,280,501
                                ============== ============= ============= ============= ============= ============== =============
  Value (Note 3A)                $ 12,898,075   $ 8,048,210   $ 2,383,375   $ 8,247,356   $ 9,565,426   $ 20,973,447   $ 4,382,509
Dividends receivable                1,039,991   $    34,820        38,322       618,251        16,838              -             -
                                -------------- ------------- ------------- ------------- ------------- -------------- -------------
      Total assets                 13,938,066     8,083,030     2,421,697     8,865,607     9,582,264     20,973,447     4,382,509

LIABILITIES
Payable to Massachusetts Mutual
  Life Insurance Company               37,970        23,883        17,497        19,296        20,676         73,672        12,665
                                -------------- ------------- ------------- ------------- ------------- -------------- -------------

NET ASSETS                       $ 13,900,096   $ 8,059,147   $ 2,404,200   $ 8,846,311   $ 9,561,588   $ 20,899,775   $ 4,369,844
                                ============== ============= ============= ============= ============= ============== =============
Net assets:
Accumulation units--value        $ 13,900,096   $ 8,059,147   $ 2,404,200   $ 8,846,311   $ 9,561,588   $ 20,899,775   $ 4,369,844
                                ============== ============= ============= ============= ============= ============== =============

Accumulation units (Note 8)
  Contractowners                    7,159,089     7,162,967     1,832,632     5,423,920     8,474,773     14,385,554     3,419,936
  Massachusetts Mutual Life
    Insurance Company                   5,000         5,000         5,000         5,000         5,000          5,000         5,000
                                -------------- ------------- ------------- ------------- ------------- -------------- -------------
      Total units                   7,164,089     7,167,967     1,837,632     5,428,920     8,479,773     14,390,554     3,424,936
                                ============== ============= ============= ============= ============= ============== =============

NET ASSET VALUE PER
ACCUMULATION UNIT
  December 31, 1997               $      1.94   $      1.12   $      1.31   $      1.63   $      1.13    $      1.45   $      1.28
  December 31, 1996                      1.53          1.08          1.21          1.37          1.09           1.31          1.18
  December 31, 1995                      1.29          1.05          1.18          1.22          1.05           1.15          1.15
  December 31, 1994                      1.00          1.00          1.01          1.00          1.00           0.97          0.99

                                   Oppenheimer                   Oppenheimer   Oppenheimer     Oppenheimer    Oppenheimer
                                     Capital      Oppenheimer     Multiple       Global         Strategic      Growth &
                                   Appreciation     Growth       Strategies    Securities         Bond          Income
                                    Division       Division       Division      Division        Division       Division
                                 -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments
  Number of shares (Note 2)            826,568      1,603,521      1,283,251      1,423,016      7,535,902      2,898,986
                                 -------------- -------------- -------------- -------------- -------------- --------------
  Identified cost (Note 3B)       $ 31,696,005   $ 45,118,647   $ 19,936,838   $ 26,493,639   $ 38,097,425   $ 50,351,521
                                 ============== ============== ============== ============== ==============  =============
  Value (Note 3A)                 $ 33,856,235   $ 52,018,216   $ 21,828,094   $ 30,409,858   $ 38,583,819   $ 59,661,131
Dividends receivable                         -              -              -              -              -              -
                                 -------------- -------------- -------------- -------------- -------------- --------------
      Total assets                  33,856,235     52,018,216     21,828,094     30,409,858     38,583,819     59,661,131

LIABILITIES
Payable to Massachusetts Mutual
  Life Insurance Company               111,508        154,389         72,469         97,528        123,779        163,337
                                 -------------- -------------- -------------- -------------- -------------- --------------

NET ASSETS                        $ 33,744,727   $ 51,863,827   $ 21,755,625   $ 30,312,330   $ 38,460,040   $ 59,497,794
                                 ============== ============== ============== ============== ============== ==============
Net assets:
Accumulation units--value         $ 33,744,727   $ 51,863,827   $ 21,755,625   $ 30,312,330   $ 38,460,040   $ 59,497,794
                                 ============== ============== ============== ============== ============== ==============

Accumulation units (Note 8)
  Contractowners                    19,740,340     25,352,255     13,991,660     22,776,959     29,030,781     27,974,778
  Massachusetts Mutual Life
    Insurance Company                    5,000          5,000          5,000          5,000          5,000          5,000
                                 -------------- -------------- -------------- -------------- -------------- --------------
      Total units                   19,745,340     25,357,255     13,996,660     22,781,959     29,035,781     27,979,778
                                 ============== ============== ============== ============== ============== ==============

NET ASSET VALUE PER
  ACCUMULATION UNIT

  December 31, 1997               $       1.71   $       2.05   $       1.55   $       1.33    $      1.32    $      2.13
  December 31, 1996                       1.55           1.64           1.34           1.10           1.24           1.63
  December 31, 1995                       1.31           1.32           1.18           0.95           1.12           1.24
  December 31, 1994                       1.00           0.98           0.99           0.94           0.98             --


                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENT OF OPERATIONS
For The Year Ended December 31, 1997

                                                     MML           MML                                    Oppenheimer
                                       MML          Money         Managed        MML        Oppenheimer      High      Oppenheimer
                                      Equity        Market         Bond          Blend         Money        Income         Bond
                                     Division      Division      Division      Division      Division      Division      Division
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
Investment income
Dividends (Note 3B)                $ 1,040,061   $   294,456   $   123,515   $   772,715   $   286,421   $ 1,306,630   $   217,262

Expenses
Mortality and expense risk fees
  (Note 4)                             113,580        81,280        25,271        82,001        77,847       219,086        45,195
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
Net investment income
  (loss) (Note 3C)                     926,481       213,176        98,244       690,714       208,574     1,087,544       172,067
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------

Net realized and unrealized
gain (loss) on investments
Net realized gain (loss) on
  investments (Notes 3B, 3C
  and 7)                               141,401             -       (12,736)       99,891             -       322,255        13,817
Change in net unrealized
  appreciation/depreciation
  of investments                       755,292             -        61,974       210,519             -       257,353        68,804
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------

Net gain on investments                896,693             -        49,238       310,410             -       579,608        82,621
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------

Net increase in net assets
  resulting from operations        $ 1,823,174   $   213,176   $   147,482   $ 1,001,124   $   208,574   $ 1,667,152   $   254,688
                                  ============= ============= ============= ============= ============= ============= =============

                                      Oppenheimer               Oppenheimer    Oppenheimer   Oppenheimer    Oppenheimer
                                        Capital    Oppenheimer   Multiple         Global      Strategic      Growth &
                                     Appreciation    Growth     Strategies      Securities       Bond         Income
                                       Division     Division     Division       Division       Division      Division
                                    ------------- ------------ ------------- ------------- ------------- --------------
Investment income
Dividends (Note 3B)                  $   894,378  $ 1,514,490   $ 1,118,151   $   187,353   $ 2,324,462   $  1,657,597

Expenses
Mortality and expense risk fees
  (Note 4)                               344,854      504,956       233,148       304,910       402,784        580,331
                                    ------------- ------------ ------------- ------------- ------------- --------------
Net investment income
  (loss) (Note 3C)                       549,524    1,009,534       885,003      (117,557)    1,921,678      1,077,266
                                    ------------- ------------ ------------- ------------- ------------- --------------

Net realized and unrealized
gain (loss) on investments
Net realized gain (loss) on
  investments (Notes 3B, 3C and 7)       312,430      996,792       207,097       665,529       140,481      2,350,278
Change in net unrealized
  appreciation/depreciation
  of investments                       1,495,333    5,046,958     1,261,970     2,915,148        33,142      7,548,437
                                    ------------- ------------ ------------- ------------- ------------- --------------

Net gain on investments                1,807,763    6,043,750     1,469,067     3,580,677       173,623      9,898,715
                                    ------------- ------------ ------------- ------------- ------------- --------------

Net increase in net assets
  resulting from operations          $ 2,357,287  $ 7,053,284   $ 2,354,070   $ 3,463,120   $ 2,095,301   $ 10,975,981
                                    ============= ============ ============= ============= ============= ==============

                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENT OF CHANGES IN NET ASSETS
For The Year Ended December 31, 1997

                                                       MML               MML
                                        MML           Money            Managed           MML          Oppenheimer
                                       Equity         Market             Bond           Blend            Money
                                      Division       Division          Division        Division         Division
                                   --------------   --------------   --------------   -------------   -------------
Increase (decrease) in net
  assets
Operations:
  Net investment income (loss)      $    926,481     $    213,176     $     98,244     $   690,714     $   208,574
  Net realized gain (loss)
    on investments                       141,401                -          (12,736)         99,891               -
  Change in net unrealized
    appreciation/depreciation
    of investments                       755,292                -           61,974         210,519               -
                                   --------------   --------------   --------------   -------------   -------------

Net increase in net assets
  resulting from operations            1,823,174          213,176          147,482       1,001,124         208,574
                                   --------------   --------------   --------------   -------------   -------------

  Capital transactions: (Note 8)
  Net contract payments (Note 6)       7,434,297        7,546,061          602,434       5,229,201       2,930,242
  Withdrawal of funds                   (283,367)        (293,677)         (55,618)       (335,383)     (1,885,836)
  Transfer due to reimbursement
    (payment) of accumulation
    unit value fluctuation                 6,444              (19)            (879)          4,121          (1,975)
  Withdrawal due to administrative
    and contingent deferred sales
    charges (Note 6)                      (1,838)          (1,064)            (356)         (1,393)         (1,033)
  Divisional transfers                 1,105,236       (3,563,026)         207,665         288,771       4,236,851
                                   --------------   --------------   --------------   -------------   -------------
Net increase in net assets
  resulting from capital
  transactions                         8,260,772        3,688,275          753,246       5,185,317       5,278,249
                                   --------------   --------------   --------------   -------------   -------------
Total increase                        10,083,946        3,901,451          900,728       6,186,441       5,486,823

NET ASSETS, at beginning
  of the year                          3,816,150        4,157,696        1,503,472       2,659,870       4,074,765
                                   --------------   --------------   --------------   -------------   -------------

NET ASSETS, at end
  of the year                       $ 13,900,096     $  8,059,147     $  2,404,200     $ 8,846,311     $ 9,561,588
                                   ==============   ==============   ==============   =============   =============


                                    Oppenheimer                       Oppenheimer                     Oppenheimer
                                       High         Oppenheimer         Capital       Oppenheimer      Multiple
                                      Income            Bond         Appreciation       Growth        Strategies
                                     Division         Division         Division        Division        Division
                                   --------------   --------------   --------------   -------------   -------------
Increase (decrease) in net
  assets
Operations:
  Net investment income (loss)      $  1,087,544     $    172,067     $    549,524     $ 1,009,534     $   885,003
  Net realized gain (loss)
    on investments                       322,255           13,817          312,430         996,792         207,097
  Change in net unrealized
    appreciation/depreciation
    of investments                       257,353           68,804        1,495,333       5,046,958       1,261,970
                                   --------------   --------------   --------------   -------------   -------------

Net increase in net assets
  resulting from operations            1,667,152          254,688        2,357,287       7,053,284       2,354,070
                                   --------------   --------------   --------------   -------------   -------------

  Capital transactions: (Note 8)
  Net contract payments (Note 6)      10,613,792        1,841,257       16,147,999      25,496,144       8,960,110
  Withdrawal of funds                 (1,028,205)         (82,117)        (918,684)     (1,308,502)       (710,503)
  Transfer due to reimbursement
    (payment) of accumulation
    unit value fluctuation                 2,806              951           19,879          20,867           6,659
  Withdrawal due to administrative
    and contingent deferred sales
    charges (Note 6)                      (2,770)            (549)          (7,434)         (9,948)         (3,102)
  Divisional transfers                   (26,833)         (40,867)       1,114,947         (56,690)        (20,243)
                                   --------------   --------------   --------------   -------------   -------------
Net increase in net assets
  resulting from capital
  transactions                         9,558,790        1,718,675       16,356,707      24,141,871       8,232,921
                                   --------------   --------------   --------------   -------------   -------------
Total increase                        11,225,942        1,973,363       18,713,994      31,195,155      10,586,991

NET ASSETS, at beginning
  of the year                          9,673,833        2,396,481       15,030,733      20,668,672      11,168,634
                                   --------------   --------------   --------------   -------------   -------------

NET ASSETS, at end
  of the year                       $ 20,899,775     $  4,369,844     $ 33,744,727     $51,863,827     $21,755,625
                                   ==============   ==============   ==============   =============   =============


                                    Oppenheimer     Oppenheimer      Oppenheimer
                                       Global        Strategic        Growth &
                                     Securities         Bond           Income
                                      Division        Division         Division
                                   --------------   --------------   --------------
Increase (decrease) in net
  assets
Operations:
  Net investment income (loss)      $   (117,557)    $  1,921,678     $  1,077,266
  Net realized gain (loss)
    on investments                       665,529          140,481        2,350,278
  Change in net unrealized
    appreciation/depreciation
    of investments                     2,915,148           33,142        7,548,437
                                   --------------   --------------   --------------

Net increase in net assets
  resulting from operations            3,463,120        2,095,301       10,975,981
                                   --------------   --------------   --------------

  Capital transactions: (Note 8)
  Net contract payments (Note 6)      15,827,065       19,538,058       28,589,786
  Withdrawal of funds                   (630,348)      (1,508,211)      (1,511,174)

  Transfer due to reimbursement
    (payment) of accumulation
    unit value fluctuation                17,897            3,974           14,381

  Withdrawal due to administrative
    and contingent deferred sales
    charges (Note 6)                      (5,189)          (4,085)         (10,828)
  Divisional transfers                   (75,952)      (1,008,540)      (2,173,155)
                                   --------------   --------------   --------------
Net increase in net assets
  resulting from capital
  transactions                        15,133,473       17,021,196       24,909,010
                                   --------------   --------------   --------------
Total increase                        18,596,593       19,116,497       35,884,991

NET ASSETS, at beginning
  of the year                         11,715,737       19,343,543       23,612,803
                                   --------------   --------------   --------------

NET ASSETS, at end
  of the year                       $ 30,312,330     $ 38,460,040     $ 59,497,794
                                   ==============   ==============   ==============


                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENT OF CHANGES IN NET ASSETS
For The Year Ended December 31, 1996

                                                     MML          MML                                     Oppenheimer
                                       MML          Money        Managed        MML         Oppenheimer      High       Oppenheimer
                                      Equity        Market        Bond         Blend           Money         Income        Bond
                                     Division      Division      Division     Division        Division      Division      Division
                                   ------------   -----------  -----------  ------------    ------------  -----------   -----------
Increase (decrease) in net
 assets
Operations:
 Net investment income (loss)      $    140,899   $   107,866  $    64,065  $    106,542    $     99,953  $   510,520   $    80,017
 Net realized gain
  on investments                         43,794             -       10,816        23,015               -       40,542        16,906
 Change in net unrealized
  appreciation/depreciation
  of investments                        184,186             -      (35,066)       49,512               -      196,512        20,296
                                   ------------   -----------  -----------  ------------    ------------  -----------   -----------
Net increase in net assets
 resulting from operations              368,879       107,866       39,815       179,069          99,953      747,574       117,219
                                   ------------   -----------  -----------  ------------    ------------  -----------   -----------
 Capital transactions: (Note 8)
 Net contract payments (Note 6)       2,555,306     5,393,266    1,030,584     1,831,880       3,634,212    6,024,668     1,362,876
 Withdrawal of funds                    (16,047)     (298,788)      (1,625)      (11,927)       (354,202)    (178,972)      (59,652)
 Transfer due to reimbursement
  (payment) of accumulation
  unit value fluctuation                  1,097          (119)        (158)         (161)            220       (1,674)       (1,428)
 Withdrawal due to administrative
  and contingent deferred sales
  charges (Note 6)                         (376)         (647)         (99)         (341)           (499)        (723)         (197)
 Divisional transfers                   207,759    (2,816,845)    (151,700)       23,605      (1,876,439)     635,897       234,679
                                   ------------   -----------  -----------  ------------    ------------  -----------   -----------
Net increase in net assets
 resulting from capital
 transactions                         2,747,739     2,276,867      877,002     1,843,056       1,403,292    6,479,196     1,536,278
                                   ------------   -----------  -----------  ------------    ------------  -----------   -----------
Total increase                        3,116,618     2,384,733      916,817     2,022,125       1,503,245    7,226,770     1,653,497

NET ASSETS, at beginning
 of the year                            699,532     1,772,963      586,655       637,745       2,571,520    2,447,063       742,984
                                   ------------   -----------  -----------  ------------    ------------  -----------   -----------
NET ASSETS, at end
 of the year                       $  3,816,150   $ 4,157,696  $ 1,503,472  $  2,659,870    $  4,074,765  $ 9,673,833   $ 2,396,481
                                   ============   ===========  ===========  ============    ============  ===========   ===========
                                    Oppenheimer                     Oppenheimer     Oppenheimer    Oppenheimer     Oppenheimer
                                     Capital        Oppenheimer       Multiple        Global        Strategic       Growth &
                                   Appreciation       Growth         Strategies     Securities        Bond           Income
                                     Division        Division         Division       Division        Division        Division
                                   ------------    ------------     -----------    ------------    ------------    ------------
Increase (decrease) in net
 assets
Operations:
 Net investment income (loss)      $    118,431    $    343,130         434,352         (91,362)        840,693          11,088
 Net realized gain
  on investments                        193,591         304,402          25,435          31,269          33,224       1,103,346
 Change in net unrealized
  appreciation/depreciation
  of investments                        442,491       1,632,993         559,298       1,047,309         371,733       1,513,108
                                   ------------    ------------    ------------    ------------    ------------    ------------
Net increase in net assets
 resulting from operations              754,513       2,280,525       1,019,085         987,216       1,245,650       2,627,542
                                   ------------    ------------    ------------    ------------    ------------    ------------
 Capital transactions: (Note 8)
 Net contract payments (Note 6)      11,489,303      14,481,999       4,968,283       8,050,627      12,744,725      18,214,144
 Withdrawal of funds                   (144,619)       (291,440)       (183,715)       (130,114)       (405,621)       (285,744)
 Transfer due to reimbursement
  (payment) of accumulation
  unit value fluctuation                 (7,722)           (804)         (1,116)         (5,982)            489          26,692
 Withdrawal due to administrative
  and contingent deferred sales
  charges (Note 6)                       (1,655)         (2,242)         (1,092)         (1,077)         (1,417)         (1,097)
 Divisional transfers                   355,482         530,087         752,658         317,751         848,290         938,776
                                   ------------    ------------    ------------    ------------    ------------    ------------
Net increase in net assets
 resulting from capital
 transactions                        11,690,789      14,717,600       5,535,018       8,231,205      13,186,466      18,892,771
                                   ------------    ------------    ------------    ------------    ------------    ------------
Total increase                       12,445,302      16,998,125       6,554,103       9,218,421      14,432,116      21,520,313

NET ASSETS, at beginning
 of the year                          2,585,431       3,670,547       4,614,531       2,497,316       4,911,427       2,092,490
                                   ------------    ------------    ------------    ------------    ------------    ------------
NET ASSETS, at end
 of the year                       $ 15,030,733    $ 20,668,672    $ 11,168,634    $ 11,715,737    $ 19,343,543    $ 23,612,803
                                   ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 3

Notes To Financial Statements

1.  HISTORY

    Massachusetts Mutual Variable Annuity Separate Account 3 ("Separate Account 3") is a separate investment account established on January 12, 1994 by Massachusetts Mutual Life Insurance Company ("MassMutual"). Separate Account 3 operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 and the rules promulgated thereunder.

    On November 15, 1994, MassMutual paid $60,000 to provide the initial capital for Separate Account 3's twelve initial divisions: 14,099 shares were purchased in the two management investment companies described in Note 2.

    On July 5, 1995, MassMutual paid $5,000 to establish Separate Account 3's thirteenth division: 500 shares were purchased in the Growth & Income Division of the Oppenheimer Variable Account Fund described in Note 2.

2.  INVESTMENT OF THE SEPARATE ACCOUNT 3 ASSETS

    Separate Account 3 maintains thirteen divisions. Each division invests in corresponding shares of either MML Series Investment Trust ("MML Trust") or Oppenheimer Variable Account Funds ("Oppenheimer Trust").

    MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are four series of shares of the MML Trust. The MML Trust is a registered, no-load, open-end, management investment company for which MassMutual serves as investment manager. Concert Capital Management, Inc. ("Concert") served as the investment subadviser to MML Equity Fund and the Equity Sector of the MML Blend Fund from 1993-1996. Concert merged with and into David L. Babson and Company, Inc. ("Babson") effective December 31, 1996. At such time, both Concert and Babson were wholly owned subsidiaries of DLB Acquisition Corporation, which is a controlled subsidiary of MassMutual. Thus, effective January 1, 1997, Babson serves as the investment sub-advisor to MML Equity Fund and the Equity Sector of the MML Blend Fund. Oppenheimer Money Fund, Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Growth Fund, Oppenheimer Multiple Strategies Fund, Oppenheimer Global Securities Fund, Oppenheimer Strategic Bond Fund and Oppenheimer Growth & Income Fund (the "Oppenheimer Funds") are the nine separate funds of the Oppenheimer Trust. The Oppenheimer Trust is a registered, open-end, diversified management investment company, for which OppenheimerFunds, Inc. ("OFI"), a controlled subsidiary of MassMutual, serves as investment adviser. (Prior to January 5, 1996, OFI was known as Oppenheimer Management Corporation.)

    In addition to the thirteen divisions of Separate Account 3, a contractowner, in certain states, may also allocate funds to the Fixed Account. Proceeds from the Fixed Account will be deposited in a non-unitized segment of MassMutual's general account organized as a separate account for accounting purposes. The interests in the Fixed Account are registered under the Securities Act of 1933.

3.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed consistently by Separate Account 3 in preparation of the financial statements in conformity with generally accepted accounting principles.

    A.  Investment Valuation

    Investments in MML Trust and the Oppenheimer Trust are each stated at market value which is the net asset value of each of the respective underlying funds.

   B.  Accounting For Investments

   Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

   C.  Federal Income Taxes

   Operations of Separate Account 3 form a part of the total operations of MassMutual, and Separate Account 3 is not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Separate Account 3 will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to Contracts which depend on Separate Account 3's investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to Separate Account 3.

   D.  Annuity Reserves

   Annuity reserves are developed by using accepted actuarial methods and are computed using the 1983 Annuity Table A, with Projection Scale G. Since all contracts are in the accumulation phase, Separate Account 3 has not recorded any annuity reserves at December 31, 1997.

   E.  Estimates

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4. CHARGES

   An asset charge is computed against the net asset value of Separate Account 3's assets ("Net Asset Value"). The asset charge is currently equivalent on an annual basis to 1.40% of the Net Asset Value. The mortality and expense risk part of the charge is made daily at an annual rate which is currently equal to l.15%, and will not exceed 1.25% of the Net Asset Value. The administrative expense part of the asset charge is made daily at an annual rate of 0.l5%. The third component of the asset charge is a charge of 0.10% of Net Asset Value assessed to reimburse MassMutual for the cost of providing the enhanced death benefit under the Contract. MassMutual also charges for administrative costs and may impose a contingent deferred sales charge and a premium tax charge upon redemption, maturity or annuitization.

5. DISTRIBUTION AGREEMENT

   Effective May 1, 1996, MML Distributors, LLC ("MML Distributors"), a wholly-owned subsidiary of MassMutual, serves as principal underwriter of the contracts pursuant to an underwriting and servicing agreement among MML Distributors, MassMutual and Separate Account 3. MML Distributors is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). MML Distributors may enter into selling agreements with other broker-dealers who are registered with the SEC and are members of the NASD in order to sell the contracts.

   Prior to May 1, 1996, MML Investors Services, Inc. ("MMLISI") a wholly-owned subsidiary of MassMutual, served as principal underwriter of the contracts. Effective May 1, 1996, MMLISI serves as co-underwriter of the contracts pursuant to underwriting and servicing agreements among MMLISI, MassMutual and Separate Account 3. MMLISI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. Registered representatives of MMLISI sell the contracts as authorized variable life insurance agents under applicable state insurance laws.

   Pursuant to the underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the contracts are paid by MassMutual on behalf of MML Distributors or MMLISI. MML Distributors and MMLISI also receive compensation for their activities as underwriters of the contracts.

 6. CHARGES/DEDUCTIONS FOR ADMINISTRATIVE CHARGES AND CONTINGENT DEFERRED SALES CHARGES

                                            MML          MML                                    Oppenheimer
                              MML          Money       Managed           MML      Oppenheimer      High       Oppenheimer
For The Year Ended           Equity        Market        Bond           Blend        Money        Income         Bond
December 31, 1997           Division      Division     Division       Division      Division     Division      Division
-----------------         -----------   -----------   -----------   -----------   -----------   -----------   -----------
Contract payments         $ 7,434,297   $ 7,546,061   $   602,434   $ 5,229,201   $ 2,930,242   $10,613,792   $ 1,841,257
Administrative charges
 and contingent deferred
 sales charges            $     1,838   $     1,064   $       356   $     1,393   $     1,033   $     2,770   $       549


                             Oppenheimer                 Oppenheimer   Oppenheimer   Oppenheimer   Oppenhemer
                              Capital     Oppenheimer     Multiple       Global       Strategic     Growth &
For The Year Ended          Appreciation    Growth       Strategies    Securities       Bond         Income
December 31, 1997             Division     Division       Division      Division      Division      Division
-----------------           -----------   -----------   -----------   -----------   -----------   -----------
Contract payments           $16,147,999   $25,496,144   $ 8,960,110   $15,827,065   $19,538,058   $28,589,786
Administrative charges
 and contingent deferred
 sales charges              $     7,434   $     9,948   $     3,102   $     5,189   $     4,085   $    10,828

 7.  PURCHASES AND SALES OF INVESTMENTS

                                        MML          MML                                    Oppenheimer
                          MML          Money        Managed        MML        Oppenheimer      High       Oppenheimer
For The Year Ended       Equity        Market        Bond         Blend         Money         Income         Bond
December 31, 1997       Division      Division      Division     Division      Division      Division      Division
-----------------     -----------   -----------   -----------   -----------   -----------   -----------   -----------
Cost of purchases     $ 8,922,300   $12,496,844   $ 1,628,294   $ 6,026,216   $27,312,042   $17,140,262   $ 2,433,056
Proceeds from sales   $   553,026   $ 8,593,842   $   774,160   $   661,441   $21,953,835   $ 6,405,113   $   529,744


                        Oppenheimer                  Oppenheimer  Oppenheimer    Oppenheimer  Oppenheimer
                          Capital      Oppenheimer    Multiple      Global       Strategic     Growth &
For The Year Ended      Appreciation     Growth      Strategies   Securities        Bond        Income
December 31, 1997         Division      Division      Division      Division      Division     Division
-----------------       -----------   -----------   -----------   -----------   -----------   -----------
Cost of purchases       $19,036,187   $30,562,164   $10,629,690   $17,598,097   $21,360,006   $38,023,522
Proceeds from sales     $ 2,020,355   $ 5,194,821   $ 1,476,493   $ 2,506,598   $ 2,294,088   $11,772,017

8.   NET INCREASE (DECREASE) IN ACCUMULATION UNITS

                                                     MML             MML                                   Oppenheimer
                                      MML           Money          Managed        MML        Oppenheimer      High
     For the Year Ended              Equity        Market           Bond         Blend          Money        Income
     December 31, 1997              Division      Division        Division     Division       Division      Division
     -----------------            ------------  -------------  ------------  ------------  -------------  ------------
Units purchased                     4,225,907      6,835,089       489,336     3,495,727      2,653,523     7,756,856
Units withdrawn and transferred
 to the Fixed Account                (162,826)      (265,885)      (46,019)     (219,926)    (1,706,236)     (746,472)
Units transferred between
 divisions                            605,448     (3,237,582)      148,287       206,081      3,779,937         6,687
                                  ------------  -------------  ------------  ------------  -------------  ------------
Net increase                        4,668,529      3,331,622       591,604     3,481,882      4,727,224     7,017,071

Units, at beginning of the year     2,495,560      3,836,345     1,246,028     1,947,038      3,752,549     7,373,483
                                  ------------  -------------  ------------  ------------  -------------  ------------
Units, at end of the year           7,164,089      7,167,967     1,837,632     5,428,920      8,479,773    14,390,554
                                  ============  =============  ============  ============  =============  ============


                                                  Oppenheimer                Oppenheimer    Oppenheimer   Oppenheimer  Oppenheimer
                                    Oppenheimer    Capital      Oppenheimer    Multiple       Global       Strategic     Growth &
     For the Year Ended                Bond      Appreciation     Growth      Strategies    Securities        Bond        Income
     December 31, 1997               Division      Division      Division      Division      Division       Division     Division
     -----------------             ------------  ------------  ------------  ------------  ------------  ------------  ------------
Units purchased                      1,501,708    10,042,771    13,444,213     6,157,956    12,542,070    15,331,472    15,339,000
Units withdrawn and transferred
 to the Fixed Account                  (67,752)     (568,338)     (696,008)     (492,269)     (505,280)   (1,179,296)     (792,220)
Units transferred between
 divisions                             (33,369)      580,961       (21,548)       21,398        86,428      (775,772)   (1,083,673)
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net increase                         1,400,587    10,055,394    12,726,657     5,687,085    12,123,218    13,376,404    13,463,107

Units, at beginning of the year      2,204,349     9,689,946    12,630,598     8,309,575    10,658,741    15,659,377    14,516,671
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Units, at end of the year            3,424,936    19,745,340    25,357,255    13,996,660    22,781,959    29,035,781    27,979,778
                                   ============  ============  ============  ============  ============  ============  ============
                                                    MML          MML                                 Oppenheimer
                                      MML           Money       Managed        MML     Oppenheimer       High      Oppenheimer
     For the Year Ended              Equity        Market        Bond         Blend       Money         Income        Bond
     December 31, 1996              Division      Division     Division     Division     Division      Division     Division
     -----------------            ------------  -----------  -----------  -----------  ------------  -----------  -------------
Units purchased                     1,813,898    5,071,211      878,712    1,417,972     3,385,677    4,881,608      1,187,235
Units withdrawn and transferred
 to the Fixed Account                 (11,671)    (281,018)      (1,451)      (9,200)     (330,421)    (143,834)       (52,135)
Units transferred between
 divisions                            150,709   (2,648,525)    (126,339)      13,564    (1,758,641)     515,253        240,582
                                  ------------  -----------  -----------  -----------  ------------  -----------  -------------
Net increase                        1,952,936    2,141,668      750,922    1,422,336     1,296,615    5,253,027      1,375,682

Units, at beginning of the year       542,624    1,694,677      495,106      524,702     2,455,934    2,120,456        648,667
                                  ------------  -----------  -----------  -----------  ------------  -----------  -------------
Units, at end of the year           2,495,560    3,836,345    1,246,028    1,947,038     3,752,549    7,373,483      2,024,349
                                  ============  ===========  ===========  ===========  ============  ===========  =============

                                        Oppenheimer                 Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                                          Capital     Oppenheimer    Multiple       Global       Strategic     Growth &
     For the Year Ended                Appreciation     Growth     Strategies     Securities       Bond         Income
     December 31, 1996                   Division       Division     Division      Division      Division      Division
     -----------------                -------------  ------------  ------------  ------------  ------------  ------------
Units purchased                          7,614,089     9,742,037     3,932,233     7,884,862    10,874,695    12,504,727
Units withdrawn and transferred
 to the Fixed Account                      (97,170)     (195,083)     (146,977)     (128,318)     (348,279)     (191,839)
                                      -------------  ------------  ------------  ------------  ------------  ------------
Units transferred between
 divisions                                 197,476       313,225       613,080       268,045       737,720       522,008
                                      -------------  ------------  ------------  ------------  ------------  ------------
Net increase                             7,714,395     9,860,179     4,398,336     8,024,589    11,264,136    12,834,896
Units, at beginning of the year          1,975,551     2,770,419     3,911,239     2,634,152     4,395,241     1,681,775
                                      -------------  ------------  ------------  ------------  ------------  ------------
Units, at end of the year                9,689,946    12,630,598     8,309,575    10,658,741    15,659,377    14,516,671
                                      =============  ============  ============  ============  ============  ============

                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                        STATUTORY FINANCIAL STATEMENTS

                        as of December 31, 1997 and 1996
            and for the years ended December 31, 1997, 1996 and 1995

Report Of Independent Accountants

To the Board of Directors and Policyholders of Massachusetts Mutual Life Insurance Company

We have audited the accompanying statutory statements of financial position of Massachusetts Mutual Life Insurance Company as of December 31, 1997 and 1996, and the related statutory statements of income, changes in policyholders' contingency reserves, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the statutory financial statements of Connecticut Mutual Life Insurance Company ("Connecticut Mutual") for the year ended December 31, 1995, which statements reflect total revenue and net gain from operations constituting 26% and 22% of the related Company totals after restatement for the merger of the two companies. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the amounts included for Connecticut Mutual, is based solely on the report of the other auditors.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the report of the other auditors provide a reasonable basis for our opinion.

As described more fully in Note 1, these financial statements were prepared in conformity with statutory accounting practices of the National Association of Insurance Commissioners and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts and, for the pre-merger balances of Connecticut Mutual, the Department of Insurance of the State of Connecticut (collectively "statutory accounting practices"), which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable at this time, are presumed to be material.


In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Massachusetts Mutual Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

In our opinion, based upon our audits and the report of the other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Massachusetts Mutual Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, on the statutory basis of accounting described in Note 1.

                                                 Coopers & Lybrand L.L.P.

Springfield, Massachusetts
February 6, 1998

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF FINANCIAL POSITION


                                                           December 31,
                                                     1997                1996
                                                     ----                ----
                                                          (In Millions)
Assets:
Bonds............................................. $23,890.3          $24,299.3
Common stocks.....................................     354.7              336.6
Mortgage loans....................................   4,863.7            4,852.8
Real estate.......................................   1,697.7            1,840.9
Other investments.................................   1,963.8            1,425.6
Policy loans......................................   4,950.4            4,752.3
Cash and short-term investments...................   1,941.2            1,075.4
                                                   ---------          ---------

                                                    39,661.8           38,582.9

Investment and insurance amounts receivable.......   1,064.9            1,102.4
Other assets......................................     104.8               97.9
                                                   ---------          ---------

                                                    40,831.5           39,783.2

Separate account assets...........................  16,803.1           13,563.5
                                                   ---------          ---------

                                                   $57,634.6          $53,346.7
                                                   =========          =========

                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

                                                           December 31,
                                                     1997                1996
                                                     ----                ----
                                                          (In Millions)

Liabilities:

Policyholders' reserves and funds................. $33,783.2          $33,341.5
Policyholders' dividends..........................     954.1              885.3
Policyholders' claims and other benefits..........     353.4              373.8
Federal income taxes..............................     436.5              440.7
Asset valuation reserve...........................     840.6              689.2
Investment reserves...............................     132.8              208.4
Amounts due on investments puchased and
 other liabilities................................   1,457.9            1,206.1
                                                   ---------          ---------

                                                    37,958.5           37,145.0

Separate account reserves and liabilities.........  16,802.8           13,563.1
                                                   ---------          ---------

                                                    54,761.3           50,708.1

Policyholders' contingency reserves...............   2,873.3            2,638.6
                                                   ---------          ---------

                                                   $57,634.6          $53,346.7
                                                   =========          =========


                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF INCOME

                                                                  Years ended December 31,
                                                             1997          1996           1995
                                                             ----          ----           ----
                                                                       (In Millions)
Revenue:

Premium income............................................  $6,764.8      $6,328.6      $5,727.7
Net investment and other income...........................   2,904.4       2,861.1       2,898.4
                                                            --------      --------      --------

                                                             9,669.2       9,189.7       8,626.1
                                                            --------      --------      --------

Benefits and expenses:

Policy benefits and payments..............................   6,597.3       6,048.2       5,152.2
Addition to policyholder's reserves and funds.............     720.8         854.7       1,205.4
Commissions and operating expenses........................     766.1         763.5         833.7
State taxes, licenses and fees............................      81.5          96.4          89.4
Merger restructuring costs................................         -          66.1          44.0
                                                            --------      --------      --------

                                                             8,165.7       7,828.9       7,324.7
                                                            --------      --------      --------

Net gain before federal income taxes and dividends........   1,503.5       1,360.8       1,301.4

Federal income taxes......................................     284.4         276.7         206.2
                                                            --------      --------      --------

Net gain from operations before dividends.................   1,219.1       1,084.1       1,095.2

Dividends to policyholders................................     919.5         859.9         819.0
                                                            --------      --------      --------

Net gain from operations..................................     299.6         224.2         276.2

Net realized capital gain (loss)..........................     (42.5)         40.3         (85.8)
                                                            --------      --------      --------

Net income................................................  $  257.1      $  264.5      $  190.4
                                                            ========      ========      ========


              See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF CHANGES
IN POLICYHOLDERS' CONTINGENCY RESERVES

                                                                  Years ended December 31,
                                                             1997          1996           1995
                                                             ----          ----           ----
                                                                       (In Millions)
Policyholder's contingency reserves, beginning of year....  $2,638.6      $2,600.9      $2,569.1
                                                            --------      --------      --------

Increases (decreases) due to:
 Net income...............................................     257.1         264.5         190.4
 Net unrealized capital gain (loss).......................     119.1          (1.7)         88.7
 Merger restructuring costs, net of fax...................         -             -         (45.4)
 Change in asset valuation and investment reserves........     (76.0)       (142.4)        (75.6)
 Change in prior year policyholders' reserves.............     (55.4)        (72.2)       (108.2)
 Change in non-admitted assets and other..................     (10.1)        (10.5)        (18.1)
                                                            --------      --------      --------

                                                               234.7          37.7          31.8
                                                            --------      --------      --------

Policyholders' contingency reserves, end of year..........  $2,873.3      $2,638.6      $2,600.9
                                                            ========      ========      ========

                 See notes to statutory financial statements.

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF CASH FLOWS

                                                                  Years ended December 31,
                                                             1997          1996           1995
                                                             ----          ----           ----
                                                                       (In Millions)
Operating acitivites:
Net income...............................................  $   257.1     $   264.5     $   190.4
Addition to policyholders' reserves and funds,
 net of transfers to separate accounts...................      421.3         426.7         575.8
Net realized capital (gain) loss.........................       42.5         (40.3)         85.8
Other changes............................................      (58.1)       (232.8)        (25.2)
                                                           ---------     ---------     ---------

Net cash provided by operating activities................      662.8         418.1         826.8
                                                           ---------     ---------     ---------

Investing activities:
Purchases of investments and loans.......................  (12,292.7)    (10,171.5)    (10,364.2)
Sales or maturities of investments and receipts
 from repayment of loans.................................   12,545.7       8,539.3       9,671.1
                                                           ---------     ---------     ---------

Net cash provided by (used in) investing activities......      253.0      (1,632.2)       (693.1)
                                                           ---------     ---------     ---------

Financing activities:
Repayments of long-term debt.............................      (50.0)        (53.3)        (46.4)
                                                           ---------     ---------     ---------

Net cash used by financing activities....................      (50.0)        (53.3)        (46.4)
                                                           ---------     ---------     ---------

Increase (decrease) in cash and short-term investments...      865.8      (1,267.4)         87.3

Cash and short-term investments, beginning of year.......    1,075.4       2,342.8       2,255.5
                                                           ---------     ---------     ---------

Cash and short-term investments, end of year.............  $ 1,941.2     $ 1,075.4     $ 2,342.8
                                                           =========     =========     =========

                 See Notes to Statutory Financial Statements.

Notes To Statutory Financial Statements

Massachusetts Mutual Life Insurance Company ("the Company") is a mutual life insurance company and as such has no shareholders. The Company's primary business is individual life insurance, annuity and disability income products distributed primarily through career agents. The Company also provides a wide range of pension products and services, as well as investment services to individuals, corporations and institutions in all 50 states and the District of Columbia.

On March 1, 1996, the operations of the former Connecticut Mutual Life Insurance Company ("Connecticut Mutual") were merged into the Company. This merger was accounted for under the pooling of interests method of accounting. For the purposes of this presentation, these financial statements reflect historical amounts giving retroactive effect as if the merger had occurred on January 1, 1995 in conformity with the practices of the National Association of Insurance Commissioners and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts. In 1996, merger-related expenses totaling $66.1 million were recorded in the Statutory Statement of Income. In 1995, merger-related expenses incurred by Massachusetts Mutual (the Company prior to the merger) of $44.0 million, were recorded in the Statutory Statement of Income and the expenses incurred by Connecticut Mutual of $45.4 million, net of tax, were recorded as a component of changes in policyholders' contingency reserves, as permitted by each company's regulatory authority. On the merger date, policyholders' reserves attributable to disability income contracts were strengthened by $75.0 million, investment reserves for real estate were increased by $49.8 million and net prepaid pension assets were increased by $10.4 million with all adjustments reflected as a change to policyholders' contingency reserves. The separate results of each company prior to the merger for the year ended December 31, 1995, were as follows: (a) revenue was $6,443.8 million for Massachusetts Mutual and $2,182.3 million for Connecticut Mutual; (b) net income was $160.7 million for Massachusetts Mutual and $29.6 million for Connecticut Mutual and (c) policyholders' contingency reserves increased by $143.7 million for Massachusetts Mutual and decreased by $112.0 million for Connecticut Mutual.

On March 31, 1996, the Company sold MassMutual Holding Company Two, Inc., a wholly-owned subsidiary, and its subsidiaries, including Mirus Life Insurance Company (formerly the MML Pension Insurance Company; currently doing business as "UniCARE"), which comprised the Company's group life and health business, to WellPoint Health Networks, Inc. The Company received total consideration of $402.2 million ($340.0 million in cash and $62.2 million in notes receivable) and recognized a before tax gain of $187.9 million. The Company, pursuant to a 1994 reinsurance agreement, cedes its group life, accident and health business to UniCARE. The Company's investment in MassMutual Holding Company Two, Inc. amounted to $187.8 million at December 31, 1995; its gain from operations included a $41.0 million dividend received from MIRUS in 1995. Additionally, this investment produced an unrealized gain of $13.9 million in 1995.

1. SUMMARY OF ACCOUNTING PRACTICES

The accompanying statutory financial statements, except as to form, have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners ("NAIC") and the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts and, for the pre-merger balances of Connecticut Mutual, the Department of Insurance of the State of Connecticut (collectively "statutory accounting practices"), which practices were at one time also considered to be in conformity with generally accepted accounting principles ("GAAP").

The accompanying statutory financial statements are different in some respects from GAAP financial statements. The more significant differences are as follows:
(a) acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to current operations as incurred, whereas GAAP would require these expenses to be capitalized and recognized over the life of the policies; (b) policy reserves are based upon statutory mortality and interest requirements without consideration of withdrawals, whereas GAAP reserves would be based upon reasonably conservative estimates of mortality, morbidity, interest and withdrawals; (c) bonds are generally carried at amortized cost whereas GAAP generally requests they be valued at fair value; (d) deferred income taxes are not provided for book-tax timing differences as would be required by GAAP, and (e) payments received for universal and variable life products, variable annuities and investment related products are reported as premium revenue, whereas under GAAP, these payments would be recorded as deposits to policyholders' account balances.

The NAIC is currently engaged in an extensive project ("Codification") to codify statutory accounting principles with a goal of providing a comprehensive guide of statutory accounting principles for use by insurers in all states. This comprehensive guide, which has not been approved by the NAIC or any state insurance department, includes seventy-two Statements of Statutory Accounting Principles ("SSAPs") and is expected to be effective no earlier than January 1, 1999. The effect of adopting these SSAPs shall be reported as an adjustment to surplus on the effective date. Management is currently reviewing the impact of Codification. However, since the SSAPs have not been finalized, the ultimate impact cannot be determined at this time.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as disclosures of contingent assets and liabilities at the date of the financial statements. Management must also make estimates and assumptions that affect the amounts of revenues and expenses during the reporting period. Future events, including changes in the levels of mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in these financial statements.

The following is a description of the Company's principal accounting policies and practices.

A.  Investments

Bonds and stocks are valued in accordance with rules established by the National Association of Insurance Commissioners. Generally, bonds are valued at amortized cost, preferred stocks in good standing at cost, and common stocks, except for unconsolidated subsidiaries, at fair value.

Mortgage loans are valued at unpaid principal less unamortized discount. Real estate is valued at cost less accumulated depreciation, impairment allowances and mortgage encumbrances. Encumbrances totaled $14.2 million in 1997 and $27.3 million in 1996. Depreciation on investment real estate is calculated using the straight-line and constant yield methods.

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy.

Short-term investments are stated at amortized cost, which approximates fair value.

Investments in unconsolidated subsidiaries and affiliates, joint ventures and other forms of partnerships are included in other investments on the Statutory Statement of Financial Position and are accounted for using the equity method.

In compliance with regulatory requirements, the Company maintains an Asset Valuation Reserve and an Interest Maintenance Reserve. The Asset Valuation Reserve and other investment reserves stabilize the policyholders' contingency reserves against fluctuations in the value of stocks, as well as declines in the value of bonds, mortgage loans and real estate investments.

The Interest Maintenance Reserve captures after-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed income investments, as well as other financial instruments, including financial futures, U.S. Treasury purchase commitments, options, interest rate swaps, interest rate caps and interest rate floors. These interest rate related gains and losses are amortized into income using the grouped method over the remaining life of the investment sold or over the remaining life of the underlying asset. Net realized after tax capital gains of $95.4 million in 1997, $73.1 million in 1996, and net realized after tax capital losses of $130.7 million in 1995 were charged to the Interest Maintenance Reserve. Amortization of the Interest Maintenance Reserve into net investment income amounted to $31.0 million in 1997, $26.9 million in 1996, and $5.0 million in 1995.

Realized capital gains and losses, less taxes, not includable in the Interest Maintenance Reserve, are recognized in net income. Realized capital gains and losses are determined using the specific identification method. Unrealized capital gains and losses are included in policyholders' contingency reserves.

B.  Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of pension, variable annuity and variable life insurance contract holders. Assets consist principally of marketable securities reported at fair value. Premiums, benefits and expenses of the separate accounts are reported in the Statutory Statement of Income. The Company receives administrative and investment advisory fees from these accounts.

C.  Non-admitted Assets

Assets designated as "non-admitted" (principally certain fixed assets, receivables and Interest Maintenance Reserve, when in a net loss deferral position) are excluded from the Statutory Statement of Financial Position by an adjustment to policyholders' contingency reserves.

D. Policyholders' Reserves and Funds

Policyholders' reserves for life contracts are developed using accepted actuarial methods computed principally on the net level premium and the Commissioners' Reserve Valuation Method bases using the American Experience and the 1941, 1958 and 1980 Commissioners' Standard Ordinary mortality tables with assumed interest rates ranging from 2.5 to 6.0 percent.

Reserves for individual annuities, guaranteed investment contracts and deposit administration and immediate participation guarantee funds are based on accepted actuarial methods principally at interest rates ranging from 2.25 to 11.25 percent. Reserves for policies and contracts considered investment contracts have a carrying value of $8,077.9 million and $9,073.8 million at December 31, 1997 and 1996, respectively (fair value of $8,250.0 million and $9,324.6 million at December 31, 1997 and 1996, respectively as determined by discounted cash flow projections). Accident and health policy reserves are generally calculated using the two-year preliminary term, net level premium and fixed net premium methods and various morbidity tables.

The Company made certain changes in the valuation of policyholders' reserves of $55.4 million in 1997 and $72.2 million in 1996. The effects of these changes were recorded as a decrease to policyholders' contingency reserves.

E. Premium and Related Expense Recognition

Life insurance premium revenue is recognized annually on the anniversary date of the policy. Annuity premium is recognized when received. Accident and health premiums are recognized as revenue when due. Commissions and other costs related to issuance of new policies, maintenance and settlement costs are charged to current operations when incurred.

F. Policyholders' Dividends

The Board of Directors annually approves dividends to be paid in the following year. These dividends are allocated to reflect the relative contribution of each group of policies to policyholders' contingency reserves and consider investment and mortality experience, expenses and federal income tax charges. The liability for policyholders' dividends is equal to the estimated amount of dividends to be paid in the following calendar year.

G. Cash and Short-term Investments

For purposes of the Statutory Statement of Cash Flows, the Company considers all highly liquid investments purchased with a maturity of twelve months or less to be cash and short-term investments.

2. POLICYHOLDERS' CONTINGENCY RESERVES

Policyholders' contingency reserves represent surplus of the Company as reported to regulatory authorities and are intended to protect policyholders against possible adverse experience.

The Company issued surplus notes of $100.0 million at 7 1/2 percent and $250.0 million at 7 5/8 percent in 1994 and 1993, respectively. These notes are unsecured and subordinate to all present and future indebtedness of the Company, policy claims and prior claims against the Company as provided by the Massachusetts General Laws. Issuance was approved by the Commissioner of Insurance of the Commonwealth of Massachusetts ("the Commissioner").

All payments of interest and principal are subject to the prior approval of the Commissioner. Sinking fund payments are due as follows: $62.5 million in 2021, $87.5 million in 2022, $150.0 million in 2023 and $50.0 million in 2024.

Interest on the notes issued in 1994 is scheduled to be paid on March 1 and September 1 of each year, to holders of record on the preceding February 15 or August 15, respectively. Interest on the notes issued in 1993 is scheduled to be paid on May 15 and November 15 of each year, to holders of record on the preceding May 1 or November 1, respectively. Interest expense is not recorded until approval for payment is received from the Commissioner. Interest of $26.6 million was approved and paid in 1997, 1996 and 1995.

The proceeds of the notes, less a $28.3 million reserve in 1997, and a $32.2 million reserve in 1996 for contingencies associated with the issuance of the notes, are recorded as a component of the Company's policyholders' contingency reserves as approved by the Commissioner. These reserves, as permitted by the Division of Insurance, are included in investment reserves on the Statutory Statement of Financial Position.

3. EMPLOYEE BENEFIT PLANS

The Company's employee benefit plans include plans in place for the employees of Massachusetts Mutual and Connecticut Mutual prior to the merger. Employees previously covered by the Connecticut Mutual pension plans will continue coverage under these plans. All other employees, including employees hired after the merger date, will be covered by the Massachusetts Mutual benefit plans.

A. Pension

The Company has two non-contributory defined benefit plans covering substantially all of its employees. One plan includes employees previously employed by Connecticut Mutual; the other includes all other eligible employees. Benefits are based on the employees' years of service, compensation during the last five years of employment and estimated social security retirement benefits. The Company accounts for these plans following Financial Accounting Standards Board Statement No. 87, "Employers' Accounting for Pensions." Accordingly, as permitted by the Massachusetts Division of Insurance, the Company has recognized a pension asset of $157.4 million and $97.2 million at December 31, 1997 and 1996, respectively. On the merger date, the accounting for Connecticut Mutual pension plans was conformed to the Company's policy of recording pension plan assets and liabilities, resulting in a $10.4 million increase in policyholders' contingency reserves. Company policy is to fund pension costs in accordance with the requirements of the Employee Retirement Income Security Act of 1974 and, based on such requirements, no funding was required for the years ended December 31, 1997, 1996 and 1995. The assets of the plans are invested in the Company's general account and separate accounts.

The benefit status of the defined benefit plans as of December 31 is as follows:

                                               1997               1996
                                               ----               ----
                                                    (In Millions)
Accumulated benefit obligation               $  663.1           $  611.5
Vested benefit obligation                       653.8              606.5
Projected benefit obligation                    713.9              665.5
Plan assets at fair value                     1,154.2            1,201.7



The following assumptions were used in determining the actuarial present value of both the accumulated and projected benefit obligations.

                                             MassMutual      Connecticut Mutual
                                                Plan                Plan
                                                ----                ----

Discount rate - 1997                            7.25%               7.25%
Discount rate - 1996                            7.75                7.75
Increase in future compensation levels          4.00                5.00
Long-term rate of return on assets             10.00                9.00


In 1997, there was a significant reduction in plan participants in the Connecticut Mutual Plan which resulted in recognition of a pension plan curtailment gain of $10.7 million.

As a result of the sale of Mirus Life Insurance Company, there was a significant reduction in plan participants which resulted in recognition of a pension plan curtailment gain of $15.3 million in 1996.

The Company also has defined contribution plans for employees and agents. The expense credited to operations for all pension plans is $38.9 million in 1997, $32.7 million in 1996 and $10.9 million in 1995.

B. Life and Health

Certain life and health insurance benefits are provided to retired employees and agents through group insurance contracts. Substantially all of the Company's employees may become eligible for these benefits if they reach retirement age while working for the Company. The Company adopted the National Association of Insurance Commissioners' accounting standard for post-retirement life and health benefit costs, requiring these benefits to be accounted for using the accrual method for employees and agents eligible to retire and current retirees.

The following assumptions were used in determining the accumulated postretirement benefit liability.

                                              MassMutual      Connecticut Mutual
                                                 Plan               Plan
                                                 ----               ----

Discount - 1997                                  7.25%              7.25%
Discount - 1996                                  7.75               7.75
Assumed increases in medical cost
 rates in the first year                         6.25 - 6.75        9.50
 declining to                                    4.75               5.00
 within                                          5 years            5 years



The initial transition obligation of $137.9 million is being amortized over twenty years through 2012. At December 31, 1997 and 1996, the net unfunded accumulated benefit obligation was $124.2 million and $124.1 million, respectively, for employees and agents eligible to retire or currently retired and $34.7 million and $33.8 million, respectively, for participants not eligible to retire. A Retired Lives Reserve Trust was funded to pay life insurance premiums for certain retired employees. Trust assets available for benefits were $21.7 million and $23.0 million at December 31, 1997 and 1996, respectively.

As a result of the sale of Mirus Life Insurance Company, there was a significant reduction in plan participants which resulted in recognition of a life and health plan curtailment loss of $13.9 million in 1996.

The expense for 1997, 1996 and 1995 was $16.5 million, $17.6 million, and $22.9 million, respectively. A one percent increase in the annual assumed increase in medical cost rates would increase the 1997 accumulated postretirement benefit liability and benefit expense by $10.9 million and $1.4 million, respectively.

4. RELATED PARTY TRANSACTIONS

Pursuant to two 1994 reinsurance agreements with Mirus Life Insurance Company (Mirus) whereby the Company assumed all of the single premium immediate annuity business written by Mirus and ceded all of its group life, accident and health business to Mirus. A gain from operations of this business was reflected in 1995 as a $41.0 million dividend received from Mirus, which was recorded as net investment income on the Statutory Statement of Income. As previously discussed, on March 31, 1996, the Company sold MassMutual Holding Company Two, Inc. a wholly-owned subsidiary, and its subsidiaries, including Mirus Life Insurance Company to WellPoint Health Networks, Inc.

The Company has a modified coinsurance quota-share reinsurance agreement with a wholly-owned subsidiary, C.M. Life Insurance Company, whereby the Company assumes 75% of the premiums on certain universal life policies issued by C.M. Life. The Company pays a stipulated expense allowance, death and surrender benefits, and a modified coinsurance adjustment. Reserves for payment of future benefits are retained by C.M. Life.

5. FEDERAL INCOME TAXES

Provision for federal income taxes is based upon the Company's best estimate of its current tax liability. No deferred tax effect is recognized for temporary differences that may exist between financial reporting and taxable income. Accordingly, the reporting of equity tax (essentially a reduction in the deduction for policyholder dividends) and miscellaneous temporary differences, such as reserves, acquisition costs and restructuring costs, resulted in effective tax rates which differ from the statutory tax rate.

The Internal Revenue Service has completed examining the Company's income tax returns through the year 1992 for Massachusetts Mutual and 1991 for Connecticut Mutual, and is currently examining Massachusetts Mutual for the years 1993 and 1994, and Connecticut Mutual for the years 1992 through 1995. The Company believes any adjustments resulting from such examinations will not materially affect its financial statements.

Components of the formula authorized by the Internal Revenue Service for determining deductible policyholder dividends have not been finalized for 1997 or 1996. The Company records the estimated effects of anticipated revisions in the Statutory Statement of Income.

The Company plans to file its 1997 federal income tax return on a consolidated basis with its life and non-life affiliates with the exception of C.M. Life Insurance Company. The Company and its eligible life and non-life affiliates are subject to a written tax allocation agreement, which allocates the group's consolidated tax liability for payment purposes. Generally, the agreement provides that members with losses shall be compensated for the use of their losses and credits by other members.

The Company made federal tax payments of $353.4 million in 1997, $330.7 million in 1996 and $147.3 million in 1995.

6.  INVESTMENTS

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment. In the normal course of business, the Company enters into commitments to purchase privately placed bonds and to issue mortgage loans.

A.  Bonds

The carrying value and estimated fair value of bonds are as follows:


                                                December 31, 1997
                                                -----------------
                                                 Gross      Gross     Estimated
                                   Carrying   Unrealized  Unrealized    Fair
                                     Value       Gains      Losses      Value
                                     -----       -----      ------      -----
                                                  (In Millions)

U.S. Treasury securities          $ 6,241.0    $  470.5     $10.3     $ 6,701.2
  and obligations of U.S.
  government corporations
  and agencies
Debt securities issued by
  foreign governments                  83.5         4.4       3.0          84.9
Mortgage-backed securities          3,390.8       187.9       9.0       3,569.7
State and local governments           361.9        23.9        .6         385.2
Corporate debt securities          12,148.9       765.2      46.9      12,867.2
Utilities                             871.8       100.1       2.2         969.7
Affiliates                            792.4         2.8       1.0         794.2
                                  ---------    --------     -----     ---------
  TOTAL                           $23,890.3    $1,554.8     $73.0     $25,372.1
                                  =========    ========     =====     =========


                                                December 31, 1996
                                                -----------------
                                                 Gross      Gross     Estimated
                                   Carrying   Unrealized  Unrealized    Fair
                                     Value       Gains      Losses      Value
                                     -----       -----      ------      -----
                                                  (In Millions)

U.S. Treasury securities
  and obligations of U.S.
  government corporations
  and agencies                    $ 8,042.6    $  344.0    $ 56.3     $ 8,330.3
Debt securities issued by              95.2        10.2        .5         104.9
  foreign governments
Mortgage-backed securities          3,014.0       119.0      43.3       3,089.6
State and local governments           173.2        13.1       2.1         184.2
Corporate debt securities          11,675.2       528.0     133.3      12,069.9
Utilities                             975.0        87.0      18.5       1,043.5
Affiliates                            324.1         4.3       3.5         324.9
                                  ---------    --------    ------     ---------
  TOTAL                           $24,299.3    $1,105.6    $257.5     $25,147.3
                                  =========    ========    ======     =========

The carrying value and estimated fair value of bonds at December 31, 1997 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.


                                                                 Estimated
                                                Carrying           Fair
                                                 Value             Value
                                                 -----             -----
                                                      (In Millions)
Due in one year or less                        $   519.7         $   523.0
Due after one year through five years            3,972.1           4,104.6
Due after five years through ten years           7,423.3           7,838.1
Due after ten years                              5,254.9           5,888.1
                                               ---------         ---------
                                                17,170.0          18,353.8
Mortgage-backed securities, including
 securities guaranteed by the U.S.
 Government                                      6,720.3           7,018.3
                                               ---------         ---------

 TOTAL                                         $23,890.3         $25,372.1
                                               =========         =========


Proceeds from sales of investments in bonds were $11,427.8 million during 1997, $6,390.7 million during 1996 and $8,068.8 million during 1995. Gross capital gains of $200.7 million in 1997, $188.8 million in 1996 and $255.5 million in 1995 and gross capital losses of $68.8 million in 1997, $255.5 million in 1996 and $67.1 million in 1995 were realized on those sales, portions of which were included in the Interest Maintenance Reserve. The estimated fair value of non-publicly traded bonds is determined by the Company using a pricing matrix.

B.  Stocks

Preferred stocks in good standing had fair values of $145.5 million in 1997 and $150.8 million in 1996, using a pricing matrix for non-publicly traded stocks and quoted market prices for publicly traded stocks. Common stocks, except for unconsolidated subsidiaries, had a cost of $250.3 million in 1997 and $249.2 million in 1996.

C.  Mortgages

The fair value of mortgage loans, as determined from a pricing matrix for performing loans and the estimated underlying real estate value for non-performing loans, approximated carrying value.

The Company had restructured loans with book values of $202.3 million, and $383.5 million at December 31, 1997 and 1996, respectively. These loans typically have been modified to defer a portion of the contracted interest payments to future periods. Interest deferred to future periods totaled $5.1 million in 1997, $2.2 million in 1996 and $2.5 million in 1995.

D.  Other

The carrying value of investments which were non-income producing for the preceding twelve months was $5.7 million and $23.1 million at December 31, 1997 and 1996, respectively. The Company made voluntary contributions to the Asset Valuation Reserve of $6.8 million 1996. No additional voluntary contribution to the Asset Valuation Reserve was made in 1997.

It is not practicable to determine the fair value of policy loans as they do not have a stated maturity.

7.  PORTFOLIO RISK MANAGEMENT

The Company manages its investment risks, primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The fair values of these instruments, described below, which are not recorded in the financial statements, are based upon market prices or prices obtained from brokers. The Company does not hold or issue these financial instruments for trading purposes.

The notional amounts described do not represent amounts exchanged by the parties and, thus, are not a measure of the exposure of the Company. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices or financial or other indexes.

The Company enters into financial futures contracts for the purpose of managing interest rate exposure. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions. Gains and losses on financial futures contracts are recorded when the contract is closed and amortized through the Interest Maintenance Reserve over the remaining life of the underlying asset. As of December 31, 1997 and 1996, the Company did not have any open financial futures contracts.

The Company utilizes interest rate swap agreements, options, and purchased caps and floors to reduce interest rate exposures arising from mismatches between assets and liabilities and to modify portfolio profiles to manage other risks identified. Under interest rate swaps, the Company agrees to an exchange, at specified intervals, between streams of variable rate and fixed rate interest payments calculated by reference to an agreed-upon notional principal amount. Net amounts receivable and payable are accrued as adjustments to interest income and included in investment and insurance amounts receivable on the Statutory Statement of Financial Position. Gains and losses realized on the termination of contracts are amortized through the Interest Maintenance Reserve over the remaining life of the associated contract. At December 31, 1997 and 1996, the Company had swaps with notional amounts of $3,220.2 million and $2,090.3 million, respectively. The fair values of these instruments were $20.9 million at December 31, 1997 and $14.8 million at December 31, 1996.

Options grant the purchaser the right to buy or sell a security or enter into a derivative transaction at a stated price within a stated period. The Company's option contracts have terms of up to fifteen years. The amounts paid for options purchased are included in other investments on the Statutory Statement of Financial Position. Gains and losses on these contracts are recorded at the expiration or termination date and are amortized through the Interest Maintenance Reserve over the remaining life of the option contract. At December 31, 1997 and 1996, the Company had option contracts with notional amounts of $5,388.2 million and $1,928.4 million, respectively. The Company's credit risk exposure was limited to the unamortized costs of $59.0 million and $18.1 million, which had fair values of $99.6 million and $19.2 million at December 31, 1997 and 1996, respectively.

Interest rate cap agreements grant the purchaser the right to receive the excess of a referenced interest rate over a given rate calculated by reference to an agreed upon notional amount. Interest rate floor agreements grant the purchaser the right to receive the excess of a given rate over a referenced interest rate calculated by reference to an agreed upon notional amount. Amounts paid for interest rate caps and floors are amortized into interest income over the life of the asset on a straight-line basis. Unamortized costs are included in other investments on the Statutory Statement of Financial Position. Amounts receivable and payable are accrued as adjustments to interest income and included in the Statutory Statement of Financial Position as investment and insurance amounts receivable. Gains and losses on these contracts, including any unamortized cost, are recognized upon termination and are amortized through the Interest Maintenance Reserve over the remaining life of the associated cap or floor agreement. At December 31, 1997 and 1996, the company had agreements with notional amounts of $3,348.6 million and $3,859.6 million, respectively. The Company's credit risk exposure on these agreements is limited to the unamortized costs of $18.2 million and $22.0 million at December 31, 1997 and 1996, respectively. The fair values of these instruments were $23.4 million and $15.2 million at December 31, 1997 and 1996, respectively.

The Company utilizes asset swap agreements to reduce exposures, such as currency risk and prepayment risk, built into certain assets acquired. Cross-currency interest rate swaps allow investment in foreign currencies, increasing access to additional investment opportunities, while limiting foreign exchange risk. The net cash flows from asset and currency swaps are recognized as adjustments to the underlying assets' interest income. Gains and losses realized on the termination of these contracts adjusts the bases of the underlying asset. Notional amounts relating to asset and currency swaps totaled $225.6 million and $364.7 million at December 31, 1997 and 1996, respectively. The fair values of these instruments were an unrecognized loss of $1.7 million at December 31, 1997 and an unrecognized gain of $7.8 million at December 31, 1996.

Equity swap agreements are utilized to hedge exposure to market risk on public and private equity positions held in the Company's investment portfolio. Under equity swaps, the Company agrees to an exchange, at points in time specified in each contract, between streams of variable or fixed rate interest payments and the change in an underlying index, equity or basket of equities. The change in the underlying item is calculated by reference to the level of such item specified in the agreement. Net amounts receivable and payable are accrued as adjustments to interest income and included in investment and insurance amounts receivable on the Statutory Statement of Financial Position. Changes in the value of these contracts are recorded as realized gains and losses in the Statutory Statement of Income when contracts are closed. At December 31, 1997 and 1996, the Company had equity swap contracts with notional amounts of $160.0 million and $149.2 million, respectively. The fair values of these instruments were an unrealized loss of $5.1 million at December 31, 1997 and an unrealized gain of $11.9 million at December 31, 1996.

The Company enters into forward U.S. Treasury commitments for the purpose of managing interest rate exposure. The Company generally does not take delivery on forward commitments. These commitments are instead settled with offsetting transactions. Gains and losses on forward commitments are recorded when the commitment is closed and amortized through the Interest Maintenance Reserve over the remaining life of the asset. At December 31, 1997 and 1996, the Company had
U. S. Treasury purchase commitments which will settle during the following year with contractual amounts of $1,100.7 million and $1,639.4 million with fair values of $1,117.6 million and $1,627.4 million, respectively including net unrealized gains of $16.9 million at December 31, 1997 and net unrealized losses of $12.0 million at December 31, 1996.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. This exposure is limited to contracts with a positive fair value. The amounts at risk in a net gain position were $146.7 million and $53.9 million at December 31, 1997 and 1996, respectively. The Company monitors exposure to ensure counterparties are credit worthy and concentration of exposure is minimized. Additionally, contingent collateral positions have been obtained with counterparties when considered prudent.

8. REINSURANCE

The Company cedes all of its group life and health business to UniCARE and has other reinsurance agreements with other insurance companies in the normal course of business. Premiums, benefits to policyholders and provisions for future benefits are stated net of reinsurance. The Company remains liable to the insured for the payment of benefits if the reinsurer cannot meet its obligations under the reinsurance agreements. Premiums ceded were $294.6 million in 1997, $793.5 million in 1996 and $904.1 million in 1995.

9. LIQUIDITY

The withdrawal characteristics of the policyholders' reserves and funds, including separate accounts, and the invested assets which support them at December 31, 1997 are illustrated below:


                                                           (In Millions)
Total policyholders' reserves and funds and
  separate account liabilities                     $50,804.2
Not subject to discretionary withdrawal             (5,283.7)
Policy loans                                        (4,950.4)
                                                   ---------
 Subject to discretionary withdrawal                                  $40,570.1
                                                                      =========
Total invested assets, including separate          $56,464.7
Policy loans and other invested assets             (14,823.3)
                                                   ---------
 Marketable investments                                               $41,641.4
                                                                      =========

10. BUSINESS RISKS AND CONTINGENCIES

The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position, results of operations or liquidity. In 1997 and 1996, the Company elected not to admit $21.4 million and $15.3 million, respectively, of guaranty fund premium tax offset receivables relating to prior assessments.

The Company is involved in litigation arising in and out of the normal course of its business. Management intends to defend these actions vigorously. While the outcome of litigation cannot be foreseen with certainty, it is the opinion of management, after consultation with legal counsel, that the ultimate resolution of these matters will not materially affect its financial position, results of operations or liquidity.

11. RECLASSIFICATIONS

Certain 1996 and 1995 amounts have been reclassified to conform with the current year presentation.

12. SUBSIDIARIES AND AFFILIATED COMPANIES

A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 1997 is illustrated below. The Company provides management or advisory services to these companies. Subsidiaries are wholly-owned, except as noted.

Parent
------
Massachusetts Mutual Life Insurance Company

Subsidiaries of Massachusetts Mutual Life Insurance Company
-----------------------------------------------------------
C.M. Assurance Company
C.M. Benefit Insurance Company
C.M. Life Insurance Company
MassMutual Holding Company
MassMutual Holding Company Two, Inc. (Sold in March 1996)
MassMutual of Ireland, Limited
MML Bay State Life Insurance Company
MML Distributors, LLC

    Subsidiaries of MassMutual Holding Company
    ------------------------------------------
    GR Phelps, Inc.
    MassMutual Holding Trust I
    MassMutual Holding Trust II
    MassMutual Holding MSC, Inc.
    MassMutual International, Inc.
    MassMutual Reinsurance Bermuda (Sold in December 1996)
    MML Investor Services, Inc.
    State House One (Liquidated in December 1996)

    Subsidiaries of MassMutual Holding Trust I
    ------------------------------------------
    Antares Leveraged Capital Corporation -- 98.5%
    Charter Oak Capital Management, Inc. -- 80.0%
    Cornerstone Real Estate Advisors, Inc.
    DLB Acquisition Corporation -- 84.8%
    Oppenheimer Acquisition Corporation -- 88.55%

    Subsidiaries of MassMutual Holding Trust II
    -------------------------------------------
    CM Advantage, Inc. -- (Liquidated in December 1997)
    CM International, Inc.
    CM Property Management, Inc. -- (Liquidated in December 1997)
    High Yield Management, Inc.
    MMHC Investments, Inc.
    MML Realty Management
    Urban Properties, Inc.
    Westheimer 335 Suites, Inc.

    Subsidiaries of MassMutual International
    ----------------------------------------
    Compensa de Seguros de Vida S.A. -- 33.5%
    MassLife Seguros de Vida (Argentina) S. A.
    MassMutual International (Bermuda) Ltd.
    Mass Seguros de Vida (Chile) S. A. -- 33.5%
    MassMutual International (Luxemburg) S. A.

    MassMutual Holding MSC, Incorporated
    MassMutual/Carlson CBO N. V. -- 100%
    MassMutual Corporate Value Limited -- 46%
    9048 -- 5434 Quebec, Inc.

Affiliates of Massachusetts Mutual Life Insurance Company
---------------------------------------------------------
MML Series Investment Fund
MassMutual Institutional Funds
Oppenheimer Value Stock Fund

                                    PART C
                               OTHER INFORMATION

Item 24.        Financial Statements and Exhibits
                ---------------------------------

      (a)       Financial Statements:

                Financial Statements Included in Part A
                ---------------------------------------

                Condensed Financial Information

                Financial Statements Included in Part B
                ---------------------------------------

                The Registrant
                --------------

                Report of Independent Accountants
                Statement of Assets and Liabilities as of December 31, 1997 Statement of Operations for the year ended December 31, 1997 Statement of Changes in Net Assets for the years ended December 31, 1997 and 1996
                Notes to Financial Statements

                The Depositor
                -------------

                Report of Independent Accountants
                Statutory Statements of Financial Position as of December 31,
                 1997 and 1996
                Statutory Statements of Income for the years ended December 31,
                 1997, 1996 and 1995 Statutory
                Statements of Changes in Policyholders' Contingency Reserves for
                 the years ended 1997, 1996 and 1995
                Statutory Statement of Cash Flows for the years ended
                 December 31, 1997, 1996 and 1995
                Notes to Statutory Financial Statements

      (b)       Exhibits:

                Exhibit 1 Copy of Resolution of the Executive Committee of the Board of Directors of Massachusetts Mutual Life Insurance Company, authorizing the establishment of the Registrant.***

                Exhibit 2       None

                Exhibit 3 (i) Copy of Distribution Agreement between the Registrant and MML Distributors, LLC.*


                                (ii) Copy of Co-Underwriting Agreement between the Registrant and MML Investors Services Inc.*

                                (iii) None

                Exhibit 4 (i) Form of Flexible Purchase Payment Multi-Fund Variable Annuity Contract.***

             Exhibit 5 The form of Application used with the Flexible Purchase Payment Multi-Fund Variable Annuity Contract.***

             Exhibit 6 (i) Copy of the Articles of Incorporation of Massachusetts Mutual Life Insurance Company.**


                               (ii) Copy of the By-Laws of Massachusetts Mutual Life Insurance Company.**

             Exhibit 7         None

             Exhibit 8 (a) Copy of the Form of Participation Agreement between Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, C.M. Life Insurance Company, Oppenheimer Funds, Inc. and Oppenheimer Variable Account Funds. **


             Exhibit 8 (b) Copy of the Form of Participation Agreement between Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, C.M. Life Insurance Company, Oppenheimer Funds, Inc. and Panorama Series Fund, Inc. **

             Exhibit 9         Opinion of and Consent of Counsel.***

             Exhibit 10 (i) Written consent of Coopers & Lybrand L.L.P., Independent Accountants.***

                               (ii) Powers of Attorney **

             Exhibit 11        None

             Exhibit 12        None

             Exhibit 13        Schedule of Computation of Performance*

             Exhibit 14        None


* Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 33-83798, filed on Form N-4 with the Securities and Exchange Commission and effective May 1, 1996.

** Incorporated by reference to Registration Statement File No. 333-22557, filed on February 28, 1997

*** Filed herewith

Item 25.     Directors and Executive Officers of MassMutual
             ----------------------------------------------

The directors and executive vice presidents of MassMutual, their positions and their other business affiliations and business experience for the past five years are listed below.

                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

------------------------------------------------------------------------------------------------------------------------------------

Name and Position                       Principal Occupation(s) During Past Five Years

------------------------------------------------------------------------------------------------------------------------------------
Roger G. Ackerman, Director             Chairman and Chief Executive Officer, since 1996, President and Chief Operating
One Riverfront Plaza, HQE 2             Officer, 1990-1996, Corning, Inc.
Corning, NY  14831
------------------------------------------------------------------------------------------------------------------------------------
James R. Birle, Director                Chairman, since 1997, and Founder, since 1994, President, 1994-1997, Resolute
2 Soundview Drive                       Partners, LLC; General Partner, Blackstone Group, 1988-1994
Greenwich, CT  06836
------------------------------------------------------------------------------------------------------------------------------------
Gene Chao, Director                     Chairman, President and CEO, Computer Projections, Inc., since 1991
733 SW Vista Avenue
Portland, OR  97205
------------------------------------------------------------------------------------------------------------------------------------
Patricia Diaz Dennis, Director          Senior Vice President and Assistant General Counsel, SBC Communications Inc., since
175 East Houston, Room 4-A-70           1995; Special Counsel, Sullivan & Cromwell, 1993-1995; Assistant Secretary of State
San Antonio, TX  78205                  for Human Rights and Humanitarian Affairs, U.S. Department of State, 1992-1993
------------------------------------------------------------------------------------------------------------------------------------
Anthony Downs, Director                 Senior Fellow, The Brookings Institution, since 1977
1775 Massachusetts Ave., N.W.
Washington, DC  20036-2188
------------------------------------------------------------------------------------------------------------------------------------
James L. Dunlap, Director               President and Chief Operating Officer, United Meridian Corporation, since 1996;
1201 Louisiana, Suite 1400              Senior Vice President, Texaco, Inc. 1987-1996
Houston, TX  77002-5603
------------------------------------------------------------------------------------------------------------------------------------
William B. Ellis, Director              Senior Fellow, Yale University School of Forestry and Environmental Studies, since
31 Pound Foolish Lane                   1995; Chairman and Chief Executive Officer, Northeast Utilities, 1983-1995
Glastonbury, CT  06033
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Furek, Director               Chairman, State Board of Trustees for the Hartford School System, since 1997;
1 State Street, Suite 2310              President and Chief Executive Officer, Heublein, Inc., 1987-1996
Hartford, CT  06103
------------------------------------------------------------------------------------------------------------------------------------
Charles K. Gifford, Director            Chairman and Chief Executive Officer, since 1995, and President, 1989-1995,
100 Federal Street                      BankBoston, N.A. and Chairman, since 1998, and Chief Executive Officer, since 1985,
Boston, MA  02110                       BankBoston Corporation
------------------------------------------------------------------------------------------------------------------------------------
William N. Griggs, Director             Managing Director, Griggs & Santow, Inc., since 1983
75 Wall Street, 20th Floor
New York, NY  10005
------------------------------------------------------------------------------------------------------------------------------------
George B. Harvey, Director              Retired Chairman, President and CEO, Pitney Bowes, since 1996
One Landmark Square
Suite 1905, 19th Floor
Stamford, CT  06901
------------------------------------------------------------------------------------------------------------------------------------
Barbara B. Hauptfuhrer, Director        Director of various corporations, since 1972
1700 Old Welsh Road
Huntingdon Valley, PA  19006
------------------------------------------------------------------------------------------------------------------------------------
Sheldon B. Lubar, Director              Chairman, Lubar & Co. Incorporated, since 1977
700 North Water Street, Suite 1200
Milwaukee, WI  53202
------------------------------------------------------------------------------------------------------------------------------------
William B. Marx, Jr., Director          Retired Senior Executive Vice President, Lucent Technologies, since 1996; Executive
5 Peacock Lane                          Vice President and CEO Multimedia Products Group, AT&T, 1994-1996; Executive
Village of Golf, FL  33436-5299         Vice President and CEO, Network Systems Group, 1993-1994; Group Executive and
                                        President, AT&T Network Systems, 1989-1993
------------------------------------------------------------------------------------------------------------------------------------
John F. Maypole, Director               Managing Partner, Peach State Real Estate Holding Company, since 1984
55 Sandy Hook Road - North
Sarasota, FL  34242
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
John J. Pajak, Director, President      President and Chief Operating Officer, since 1996, Vice Chairman and Chief
and Chief Operating Officer             Administrative Officer, 1996-1996, Executive Vice President, 1987-1996, MassMutual
1295 State Street
Springfield, MA  01111
------------------------------------------------------------------------------------------------------------------------------------
Thomas B. Wheeler, Director, Chairman   Chairman and Chief Executive Officer, since 1996, President and Chief Executive
and Chief Executive Officer             Officer, 1988-1996, MassMutual
1295 State Street
Springfield, MA  01111
------------------------------------------------------------------------------------------------------------------------------------
Alfred M. Zeien, Director               Chairman and Chief Executive Officer, The Gillette Company, since 1991
Prudential Tower
Boston, MA  02199
------------------------------------------------------------------------------------------------------------------------------------

Executive Vice Presidents:

------------------------------------------------------------------------------------------------------------------------------------
Lawrence V. Burkett, Jr.                Executive Vice President and General Counsel, since 1993, Senior Vice President and
1295 State Street                       Deputy General Counsel, 1992-1993, MassMutual
Springfield, MA  01111
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Daboul                         Executive Vice President and Chief Information Officer, since 1997, Senior Vice
1295 State Street                       President, 1990-1997, MassMutual
Springfield, MA  01111
------------------------------------------------------------------------------------------------------------------------------------
John B. Davies                          Executive Vice President, since 1994, Associate Executive Vice President, 1994-1994,
1295 State Street                       General Agent, 1982-1993, MassMutual
Springfield, MA  01111
------------------------------------------------------------------------------------------------------------------------------------
Daniel J. Fitzgerald                    Executive Vice President, since 1994, Corporate Financial Operations, 1994-1997,
1295 State Street                       Senior Vice President, 1991-1994
Springfield, MA  01111
------------------------------------------------------------------------------------------------------------------------------------
James E. Miller                         Executive Vice President, since 1997 and 1987-1996, MassMutual; Senior Vice
1295 State Street                       President, UniCare Life and Health Insurance Company, 1996-1997
Springfield, MA  01111
------------------------------------------------------------------------------------------------------------------------------------
John V. Murphy                          Executive Vice President, since 1997, MassMutual; Executive Vice President and
1295 State Street                       Chief Operating Officer, David L. Babson & Co., Inc., 1995-1997; Chief Operating
Springfield, MA  01111                  Officer, Concert Capital Management, Inc., 1993-1995; Senior Vice President and
                                        Chief Financial Officer, Liberty Financial Companies, 1977-1993
------------------------------------------------------------------------------------------------------------------------------------
Gary E. Wendlandt                       Executive Vice President and Chief Investment Officer, since 1993, Executive Vice
1295 State Street                       President, 1992-1993, MassMutual
Springfield, MA 01111
------------------------------------------------------------------------------------------------------------------------------------
Joseph M. Zubretsky                     Executive Vice President and Chief Financial Officer, since 1997, MassMutual; Chief
1295 State Street                       Financial Officer, 1996, HealthSource; Coopers & Lybrand, 1990-1996
Springfield, MA  01111
------------------------------------------------------------------------------------------------------------------------------------

 Item 26.    Persons Controlled by or Under Common Control with the Depositor or
             -------------------------------------------------------------------
             Registrant
             ----------

             The assets of the Registrant, under state law, are assets of MassMutual.

             The Registrant may also be deemed to be under common control with other separate accounts established by MassMutual and its life insurance subsidiaries, C.M. Life Insurance Company and MML Bay State Life Insurance Company, which are registered as unit investment trusts under the Investment Company Act of 1940.

LIST OF SUBSIDIARIES AND AFFILIATES

The following entities are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities' stock.

1. CM Assurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

2. CM Benefit Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

3. C.M. Life Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

4. MML Bay State Life Insurance Company, a Connecticut life and health insurer, all the stock of which is owned by MassMutual.

5. MML Distributors, LLC, formerly known as Connecticut Mutual Financial Services, LLC, a registered broker-dealer incorporated as a limited liability company in Connecticut. MassMutual has a 99% ownership interest and G.R. Phelps & Co. has a 1% ownership interest herein.

6. MassMutual Holding Company, a Delaware holding company, all the stock of which is owned by MassMutual.

7. MassMutual of Ireland, Limited., incorporated in the Republic of Ireland, to operate a group life and health claim office for MassMutual, all of the stock of which is owned by MassMutual.

8. MML Series Investment Fund, a registered open-end investment company organized as a Massachusetts business trust, all of the shares of which are owned by separate accounts of MassMutual and companies controlled by MassMutual.

9. MassMutual Institutional Funds, a registered open-end investment company organized as a Massachusetts business trust, all of the shares are owned by MassMutual.

10. G.R. Phelps & Company, Inc., Connecticut corporation which formerly operated as a securities broker-dealer, all the stock of which is owned by MassMutual Holding Company.

11. MML Investors Services, Inc., registered broker-dealer incorporated in Massachusetts, MassMutual Holding Company owns 86% of the capital stock and F.R. Phelps & Co., Inc. owns 14% of the capital stock of MML Investors Services, Inc..

12. MassMutual Holding MSC, Inc., a Massachusetts corporation, which acts as a holding company for MassMutual positions in investment entities organized outside the United States. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding MSC, Inc.

13. MassMutual Holding Trust I, a Massachusetts business trust, which acts as a holding company for certain MassMutual investment subsidiaries. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding Trust I..

14. MassMutual Holding Trust II, a Massachusetts business trust, which acts as a holding company for certain MassMutual investment subsidiaries. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding Trust II.

15. MassMutual International, Inc., a Delaware corporation that acts as a holding company of and provides services to international insurance companies, all of the stock of which is owned by MassMutual Holding Company.

16. MML Insurance Agency, Inc., a licensed insurance broker incorporated in Massachusetts, all of the stock of which is owned by MML Investors Services, Inc.

17. MML Securities Corporation, a "Massachusetts Securities Corporation", all of the stock of which is owned by MML Investors Services, Inc.

18. DISA Insurance Services Agency of America, Inc. (Alabama), a licensed insurance broker incorporated in Alabama. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

19. Diversified Insurance Services Agency of America, Inc. (Hawaii), a licensed insurance broker incorporated in Hawaii. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

20. MML Insurance Agency of Mississippi, P.C., a Mississippi professional corporation that operates as an insurance broker, and is controlled by MML Insurance Agency, Inc.

21. MML Insurance Agency of Nevada, Inc., a Nevada corporation that operates as an insurance broker, all of the stock of which is owned by MML Insurance Agency, Inc.

22. MML Insurance Agency of Ohio, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Ohio and operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. through a voting trust agreement.

23. MML Insurance Agency of Texas, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Texas and operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. through an irrevocable proxy arrangement.

24. MassMutual/Carlson CBO N.V., a Netherlands Antilles corporation which operated a collateralized bond obligation fund. MassMutual Holding MSC, Inc. and Carlson Investment Management Co. each owns 99% of the outstanding shares.

25. MassMutual Corporate Value Limited, a Cayman Islands corporation that owns approximately 93% of MassMutual Corporate Value Partners Limited. MassMutual Holding MSC, Inc. owns 46.19% of the outstanding capital stock of MassMutual Corporate Value Limited.

26. MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high yield bond fund. MassMutual Corporate Value Limited holds an approximately 93% ownership interest in this company.

27. 9048-5434 Quebec, Inc., a Quebec corporation, which operates as the owner of hotel property in Montreal, Quebec, Canada. MassMutual Holdings MSC, Inc. owns all the shares of 9048-5434 Quebec, Inc.

28. Antares Leveraged Capital Corp., a Delaware corporation that operates as a finance company. MassMutual Holding Trust I owns approximately 98.7% of the capital stock of Antares.

29. Charter Oak Capital Management, Inc., a Delaware corporation that operates as an investment manager. MassMutual Holding Trust I owns 80% of the capital stock of Charter Oak.

30. Cornerstone Real Estate Advisers, Inc., a Massachusetts equity real estate advisory corporation, all the stock of which is owned by MassMutual Holding Trust I.

31. DLB Acquisition Corporation ("DLB") is a Delaware corporation, which serves as a holding company for David L. Babson and Company, Incorporated. MassMutual Holding Trust I owns 83.7% of the outstanding capital stock of DLB.

32. Oppenheimer Acquisition Corporation ("OAC") is a Delaware corporation, which serves as a holding company for OppenheimerFunds, Inc. MassMutual Holding Trust I owns 86% of the capital stock of OAC.

33. David L. Babson and Company, Incorporated, a registered investment adviser incorporated in Massachusetts, all of the stock of which is owned by DLB.

34. Babson Securities Corporation, a registered broker-dealer incorporated in Massachusetts, all of the stock of which is owned by David L. Babson and Company, Incorporated.

35. Babson-Stewart-Ivory International, a Massachusetts general partnership, which operates as a registered investment adviser. David L. Babson and Company Incorporated holds a 50% ownership interest in the partnership.

36. Potomac Babson Incorporated, a Massachusetts corporation, is a registered investment adviser. David L. Babson and

     Company Incorporated owns 60% of the outstanding shares of Potomac Babson Incorporated.

37. OppenheimerFunds, Inc., a registered investment adviser incorporated in Colorado, all of the stock of which is owned by Oppenheimer Acquisition Corporation

38. Centennial Asset Management Corporation, a Delaware corporation that serves as the investment adviser and general distributor of the Centennial Funds. OppenheimerFunds, Inc. owns all the stock of Centennial Asset Management Corporation.

39. HarbourView Asset Management Corporation, a registered investment adviser incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

40. MultiSource Service, Inc., a Colorado corporation that operates as a clearing broker, 80% of the stock of which is owned by OppenheimerFunds, Inc.

41. OppenheimerFunds Distributor, Inc., a registered broker-dealer incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

42. Oppenheimer Partnership Holdings, Inc., a Delaware holding company, all the stock of which is owned by OppenheimerFunds, Inc.

43. Oppenheimer Real Asset Management, Inc., a commodity pool operator incorporated in Delaware, all the stock of which is owned by OppenheimerFunds, Inc.

44. Shareholder Financial Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

45. Shareholder Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

46. Centennial Capital Corporation, a Delaware corporation that formerly sponsor a unit investment trust. Centennial Asset Management Corporation owns all the outstanding shares of Centennial Capital Corporation.

47. Cornerstone Office Management, LLC, a Delaware limited liability company that is 50% owned by Cornerstone Real Estate Advisers, Inc. and 50% owned by MML Realty Management Corporation.

48. Cornerstone Suburban Office Investors, LP, a Delaware limited partnership, which operates as a real estate operating company. Cornerstone Office Management, LLC holds a 1% general partnership interest in this fund and MassMutual holds a 99% limited partnership interest.

49. CM Advantage, Inc., a Connecticut corporation that acts as a general partner in real estate limited partnerships. MassMutual Holding Trust II owns all of the outstanding stock.

50. CM International, Inc., a Delaware corporation that holds a mortgage pool and issues collateralized bond obligations. MassMutual Holding Trust II owns all the outstanding stock of CM International, Inc.

51. CM Property Management, Inc., a Connecticut real estate holding company, all the stock of which is owned by MassMutual Holding Trust II.

52. HYP Management, Inc., a Delaware corporation which is the LLC Manager for MassMutual High Yield Partners LLC and owns 1.28% of the LLC units of such entity. MassMutual Holding Trust II owns all the outstanding stock of HYP Management, Inc.

53. MMHC Investment, Inc., a Delaware corporation which is a passive investor in MassMutual/Darby CBO LLC, MassMutual High Yield Partners LLC and other MassMutual investments. MassMutual Holding Trust II owns all the outstanding stock of MMHC Investment, Inc.

54. MassMutual High Yield Partners LLC, a Delaware limited liability company, that operates as a high yield bond fund.

     MassMutual holds 5.28%, MMHC Investment Inc. holds 35.99%, and HYP Management, Inc. hold 1.28% for a total of 42.55% of the ownership interest in this company.

55. MML Realty Management Corporation, a property manager incorporated in Massachusetts, all the stock of which is owned by MassMutual Holding Trust II.

56. 505 Waterford Park Limited Partnership, a Delaware limited partnership, which holds title to an office building in Minneapolis, Minnesota. MML Realty Management Corporation holds a 1% general partnership interest in this partnership and MassMutual holds a 99% limited partnership interest.

57. MassMutual/Darby CBO IM Inc., a Delaware corporation which operates as the LLC Manager of MassMutual/Darby CBO LLC MMHC Investment, Inc. owns 50% of the capital stock of this company

58. MassMutual/Darby CBO LLC, a Delaware limited liability company that operates as a fund investing in high yield debt securities of U.S. and emerging market issuers. MassMutual holds 1.79%, MMHC Investment holds 44.91% and MassMutual High Yield Partners LLC holds 2.39% of the ownership interest in this company.

59. Urban Properties, Inc., a Delaware real estate holding and development company, all the stock of which is owned by MassMutual Holding Trust II.

60. Westheimer 335 Suites, Inc., was incorporated in Delaware to serve as a general partner of the Westheimer 335 Suites Limited Partnership. MassMutual Holding Trust II owns all the stock of Westheimer 335 Suites, Inc.

61. Westheimer 335 Suites Limited Partnership, a Texas limited partnership of which Westheimer 335 Suites, Inc. is the general partner.

62. MassMutual Internacional (Argentina) S.A., an Argentine corporation, which operates as a holding company. MassMutual International Inc. owns 99.9% of the outstanding shares and MassMutual Holding Company owns the remaining 0.1% of the shares.

63. MassMutual Internacional (Chile) S.A. a Chilean corporation, which operates as a holding company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 0.1% of the shares.

64. MassMutual International (Bermuda) Ltd., a Bermuda life insurance company, all of the stock of which is owned by MassMutual International Inc.

65. MassMutual International (Luxembourg) S.A. a Luxembourg corporation, which operates as an insurance company. MassMutual International Inc. owns 99.9% of the outstanding shares and MassMutual Holding Company owns the remaining 0.1% of the shares.

66. MassLife Seguros de Vida S.A., a life insurance company incorporated in Argentina. MassMutual International Inc. owns 99.9% of the outstanding capital stock of MassLife Seguros de Vida S.A.

67. MassMutual Services, S.A., an Argentine corporation, which operates as a service company. MassMutual Internacional (Argentina) S.A. owns 99.9% of the outstanding shares and MassMutual International, Inc. own 0.1% of the shares.

68. Mass Seguros de Vida S.A., a life insurance company incorporated in Chile. MassMutual Internacional (Chile S.A.) owns 33.5% of the outstanding capital stock of Mass Seguros de Vida S.A.

69. Origen Inversiones S.A., a Chilean corporation which operates as a holding company. MassMutual Internacional (Chile) S.A. holds a 33.5% ownership interest in this corporation.

70. Compania Seguros de Vida Corp, S.A., a Chilean insurance company. Origen Inversiones S.A. owns 99% of the outstanding shares of this company

71. Oppenheimer Series Fund Inc., a Maryland corporation and a registered open-end investment company of which MassMutual and its affiliates own a majority of the outstanding shares issued by the fund.

72. Panorama Series Fund, Inc., a registered open-end investment company organized as a Maryland corporation. Shares of the fund are sold only to MassMutual and its affiliates.

73. The DLB Fund Group, an open-end management investment company, advised by David L. Babson and Company Incorporated. MassMutual owns at least 25% of each series.

MassMutual acts as the investment adviser to each of the following investment companies and as such may be deemed to control them.

1. MML Series Investment Fund, a registered open-end Massachusetts business trust, all of the shares are owned by separate accounts of MassMutual and companies controlled by MassMutual.

2. MassMutual Corporate Investors, a registered closed-end Massachusetts business trust.

3. MassMutual Corporate Value Partners, Limited, a Cayman Islands corporation that operates as a high-yield bond fund. MassMutual Corporate Value Limited holds an approximately 93% ownership interest in this company.

4. MassMutual High Yield Partners LLC, a Delaware limited liability company, that operates as a high yield bond fund. MassMutual holds 5.28%, MMHC Investment Inc. holds 35.99%, and HYP Management, Inc. hold 1.28% for a total of 42.55% of the ownership interest in this company.

5. MassMutual Institutional Funds, a registered open-end Massachusetts business trust, all of the shares are owned by MassMutual.

6. MassMutual Participation Investors, a registered closed-end Massachusetts business trust.

7. MassMutual/Carlson CBO N.V., a Netherlands Antilles corporation which operates a collateralized bond obligation fund. MassMutual Holding MSC, Inc. and Carlson Investment Management Co. each own 50% of the outstanding shares.

8. MassMutual/Darby CBO, LLC, a Delaware limited liability company that operates as a fund investing in high yield debt securities of U.S. and emerging market issuers. MassMutual owns 1.79% , MMHC investment, Inc. owns 44.91% and MassMutual High Yield Partners LLC owns 2.39% of the ownership interest in this company.

Item 27.      Number of Contract Owners
              -------------------------

              As of March 4, 1998, there were 6,175 Separate Account contracts in force.

Item 28.      Indemnification
              ---------------

              MassMutual directors and officers are indemnified under its by-laws. No indemnification is provided with respect to any liability to any entity which is registered as an investment company under the Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of MassMutual pursuant to the foregoing provisions, or otherwise, MassMutual has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by MassMutual of expenses incurred or paid by a director, officer or controlling person of MassMutual in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, MassMutual will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriters
              ----------------------

       (a) MML Distributors, LLC, a wholly owned subsidiary of MassMutual acts as principal underwriter for registered separate accounts of MassMutual, C.M. Life and MML Bay State.

       (b)(1) MML Distributors, LLC is the principal underwriter of the Contracts. The following people are officers and member representatives of the principal underwriter.

                               OFFICERS AND MEMBER REPRESENTATIVES
                                       MML DISTRIBUTORS, LLC
Kenneth M. Rickson                   Member Representative                 One Monarch Place
                                     G.R. Phelps & Co., Inc.               1414 Main Street
                                                                           Springfield, MA  01144-1013

Margaret Sperry                      Member Representative                 1295 State Street
                                     Massachusetts Mutual                  Springfield, MA  01111-0001
                                     Life Insurance Co.

Kenneth M. Rickson                   Chief Executive Officer,              One Monarch Place
                                     President, and Main OSJ               1414 Main Street
                                     Supervisor                            Springfield, MA 01144-1013

John E. Forrest                      Vice President                        One Monarch Place
                                                                           1414 Main Street
                                                                           Springfield, MA  01144-1013

Michael L. Kerley                    Vice President                        One Monarch Place
                                     Assistant Secretary                   1414 Main Street
                                                                           Springfield, MA 01144-1013

Ronald E. Thomson                    Vice President                        One Monarch Place
                                                                           1414 Main Street
                                                                           Springfield, MA 01144-1013

James T. Bagley                      Treasurer                             1295 State Street
                                                                           Springfield, MA 01111

Bruce C. Frisbie                     Assistant Treasurer                   1295 State Street
                                                                           Springfield, MA 01111-0001

Raymond W. Anderson                  Assistant Treasurer                   140 Garden Street
                                                                           Hartford, CT 06154

Ann F. Lomeli                        Secretary                             1295 State Street
                                                                           Springfield, MA 01111-0001

Eileen D. Leo                        Assistant Secretary                   One Monarch Place
                                                                           1414 Main Street
                                                                           Springfield, MA 01144-1013

Marilyn A. Sponzo                    Chief Legal Officer                   One Monarch Place
                                                                           1414 Main Street


                                                                          Springfield, MA  01144-1013

Robert Rosenthal                     Compliance Officer                   One Monarch Place
                                                                          1414 Main Street
                                                                          Springfield, MA  01144-1013

Melissa Thompson                     Registration Manager                 One Monarch Place
                                                                          1414 Main Street
                                                                          Springfield, MA  01144-1013

Ruth B. Howe                         Director of Continuing               One Monarch Place
                                     Education                            1414 Main Street
                                                                          Springfield, MA  01144-1013

Peter D. Cuozzo                      Variable Life Supervisor and         140 Garden Street
                                     Hartford OSJ Supervisor              Hartford, CT  06154

Maureen Ford                         Variable Annuity Supervisor          140 Garden Street
                                                                          Hartford, CT  06154

Anne Melissa Dowling                 Large Corporate Markets              140 Garden Street
                                     Supervisor                           Hartford, CT  06154


                                  MML INVESTORS SERVICES, INC.
                                    OFFICERS AND DIRECTORS

    OFFICER                                                     BUSINESS ADDRESS
    ----------------------------------------------------------------------------
    Kenneth M. Rickson                                          One Monarch Place
    President                                                   1414 Main Street
                                                                Springfield, MA 01144-1013

    Michael L. Kerley                                           One Monarch Place
    Vice President, Chief Legal Officer,                        1414 Main Street
    Chief Compliance Officer, Assistant Secretary               Springfield, MA 01144-1013

    Ronald E. Thomson                                           One Monarch Place
    Vice President, Treasurer                                   1414 Main Street
                                                                Springfield, MA 01144-1013

    Ann F. Lomeli                                               1295 State Street
    Secretary                                                   Springfield, MA 01111

    John E. Forrest                                             One Monarch Place
    Vice President                                              1414 Main Street
    National Sales Director                                     Springfield, MA 01144-1013

    Eileen D. Leo                                               One Monarch Place
    Assistant Secretary,                                        1414 Main Street
    Assistant Treasurer                                         Springfield, MA 01144-1013

    David Deonarine                                             One Monarch Place
    Sr. Registered Options Principal                            1414 Main Street
                                                                Springfield, MA 01144-1013

    Nicholas J. Orphan                                          245 Peach Tree Center Ave., Suite 2330
    Regional Supervisor (South)                                 Atlanta, GA 30303

    Robert W. Kumming                                           1295 State Street
    Regional Pension Management Supervisor (East/Central)       Springfield, MA 01111

    Peter J. Zummo                                              1295 State Street

    Regional Pension Management Supervisor (South/West)         Springfield, MA 01111

    Bruce Lukowiak                                              6263 North Scottsdale Rd., Suite 222
    Regional Supervisor (West)                                  Scottsdale, AZ 85250

    Gary L. Greenfield                                          1 Lincoln Center, Suite 1490
    Regional Supervisor (Central)                               Oakbrook Terrace, IL 60181

    Burvin E. Pugh, Jr.                                         1295 State Street
    Chief Agency Field Force Supervisor                         Springfield, MA 01111

    John P. McCloskey                                           1295 State Street
    Regional Supervisor (East)                                  Springfield, MA 01144

    Susan Alfano                                                1295 State Street
    Director                                                    Springfield, MA 01111

    Lawrence V. Burkett, Jr.                                    1295 State Street
    Chairman of the Board of Directors                          Springfield, MA 01111

    Peter Cuozzo, CLU, ChFC                                     140 Garden Street
    Director                                                    Hartford, CT 06154

    John B. Davies                                              1295 State Street
    Director                                                    Springfield, MA 01111

    Anne Melissa Dowling                                        140 Garden Street
    Director                                                    Hartford, CT 01654

    Maureen R. Ford                                             140 Garden Street
    Director                                                    Hartford, CT 01654

    Gary T. Huffman                                             1295 State Street
    Director                                                    Springfield, MA 01111

    Douglas J. Jangraw                                          140 Garden Street
    Director                                                    Hartford, CT 01654

       (b)(2) MML Investors Services, Inc. is the co-underwriter of the Contracts. The following people are officers and directors of the co-underwriter.

       (c) See the section captioned "Service Arrangements and Distribution" in the Statement of Additional Information.

Item 30.       Location of Accounts and Records
               --------------------------------

               All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through a full service agreement between itself and ALLIANCE-ONE Services, L.P., 301 West Eleventh Street, Kansas City, Missouri 64105. However, the agreement will terminate on June 30, 1998. Effective July 1, 1998, the Service Center for the Registrant will be relocated. Effective July 1 1998, all accounts, books and other documents will be maintained at the Annuity Service Center, H564, P.O. Box 9067, Springfield, MA 01102-9067.

Item 31.       Management Related Services
               ---------------------------

               None

Item 32.       Undertakings
               ------------

        (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

      (b) Registrant undertakes to include either: (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information; or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

      (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

      (d) Registrant affirms that the Separate Account meets the definition of a separate account under the Investment Company Act of 1940.

      (e) Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the flexible purchase payment individual variable annuity contracts described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 3, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 4 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 4 to Registration Statement No. 33- 83798 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 10th day of April, 1998.

       MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 3

     MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
      (Depositor)

       By: /s/ Thomas B. Wheeler*
           --------------------------------------
       Thomas B. Wheeler, Chief Executive Officer
       Massachusetts Mutual Life Insurance Company

/s/ Richard M. Howe      On April 10, 1998, as Attorney-in-Fact pursuant to
---------------------    powers of attorney.
*Richard M. Howe

       As required by the Securities Act of 1933, this Post-Effective Amendment No. 4 to Registration Statement No. 33-83798 has been signed by the following persons in the capacities and on the duties indicated.


    Signature                         Title                                          Date
    ---------                         -----                                          ----
/s/ Thomas B. Wheeler*                Chief Executive Officer and                    April 10, 1998
---------------------------           Chairman of the Board
Thomas B. Wheeler

/s/ John J. Pajak*                    President, Chief Operating Officer             April 10, 1998
---------------------------           and Director
John J. Pajak

/s/ Joseph M. Zubretsky*              Executive Vice President,                      April 10, 1998
---------------------------           Chief Financial Officer &
Joseph M. Zubretsky                   Chief Accounting Officer


/s/ Roger G. Ackerman                 Director                                             --
---------------------------
Roger G. Ackerman

/s/ James R. Birle*                   Director                                       April 10, 1998
---------------------------
James R. Birle

/s/ Gene Chao*                        Director                                       April 10, 1998
---------------------------
Gene Chao, Ph.D.

/s/ Patricia Diaz Dennis*             Director                                       April 10, 1998
---------------------------
Patricia Diaz Dennis

/s/ Anthony Downs*                    Director                                       April 10, 1998
---------------------------
Anthony Downs

/s/ James L. Dunlap*                  Director                                       April 10, 1998
---------------------------
James L. Dunlap

/s/ William B. Ellis*                 Director                                       April 10, 1998
---------------------------
William B. Ellis, Ph.D.

/s/ Robert M. Furek*                  Director                                       April 10, 1998
---------------------------
Robert M. Furek

/s/ Charles K. Gifford*               Director                                       April 10, 1998
---------------------------
Charles K. Gifford

/s/ William N. Griggs*                Director                                       April 10, 1998
---------------------------
William N. Griggs

/s/ George B. Harvey*                 Director                                       April 10, 1998
---------------------------
George B. Harvey

/s/ Barbara B. Hauptfuhrer*           Director                                       April 10, 1998
---------------------------
Barbara B. Hauptfuhrer

/s/ Sheldon B. Lubar*                 Director                                       April 10, 1998
---------------------------
Sheldon B. Lubar

/s/ William B. Marx, Jr.*             Director                                       April 10, 1998
---------------------------


William B. Marx, Jr.

/s/ John F. Maypole*                 Director                                       April 10, 1998
---------------------------
John F. Maypole

/s/ Alfred M. Zeien*                 Director                                       April 10, 1998
---------------------------
Alfred M. Zeien

/s/ Richard M. Howe                  On April 10, 1998, as Attorney-in-Fact
----------------------------         pursuant to powers of attorney.
*Richard M. Howe

REPRESENTATION BY REGISTRANT'S COUNSEL

As counsel to the Registrant, I, James M. Rodolakis, have reviewed this Post-Effective Amendment No. 4 to Registration Statement No. 33-83798, and represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/ James M. Rodolakis
James M. Rodolakis
Counsel
Massachusetts Mutual Life Insurance Company

                                 EXHIBIT LIST

Exhibit 1 Copy of Resolution of the Executive Committee of the Board of Directors of Massachusetts Mutual Life Insurance Company, authorizing the establishment of the Registrant.

Exhibit 4     Form of Flexible Purchase Payment Multi-Fund Variable Annuity
              Contract.

Exhibit 5 Form of Application used with the Flexible Purchase Payment Multi-Fund Variable Annuity Contract.

Exhibit 9     Opinion of and Consent of Counsel.

Exhibit 10(i) Written consent of Coopers & Lybrand L.L.P., independent accountants.